As filed with the Securities and Exchange Commission on July 28, 2006

                                                 Securities Act File No. 2-94935
                                            Investment Company File No. 811-4179

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

                           Pre-Effective Amendment No.                       [ ]

                           Post-Effective Amendment No.        44            [X]


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                                Amendment No. 46


                              CORTLAND TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)
                                600 Fifth Avenue
                          NEW YORK, NEW YORK 10020-2302
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 830-5200

                                 STEVEN W. DUFF
                            C/O CORTLAND TRUST, INC.
                                600 Fifth Avenue
                          NEW YORK, NEW YORK 10020-2302
                     (Name and Address of Agent for Service)

                         Copy to:     Jules Buchwald, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                           1177 Avenue of the Americas
                              New York, N.Y. 10036
                                  (212) 715-7507

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

                  [X]      immediately upon filing pursuant to paragraph (b)
                  [ ]      on () pursuant to paragraph (b)
                  [ ]      60 days after filing pursuant to paragraph (a)
                  [ ]      on (date) pursuant to paragraph (a) of Rule 485
                  [ ]      75 days after filing pursuant to paragraph (a)(2)
                  [ ]      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.                                  600 Fifth Avenue
                                                      New York, NY  10020
                                                      (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
Cortland Shares of

Cortland General Money Market Fund
U.S. Government Fund
Municipal Money Market Fund
================================================================================
PROSPECTUS


  JULY 28, 2006


Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals. The Company consists of three series. This Prospectus relates exclusively to the Cortland Class of shares (the "Cortland Shares") of these series.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF THE REICH & TANG PRIVACY POLICY IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT PART OF THE PROSPECTUS.

TABLE OF CONTENTS
-----------------------------------------------------------------------------------------------
    CORTLAND GENERAL MONEY MARKET FUND                  MUNICIPAL MONEY MARKET FUND
 3  Risk/Return Summary: Investments,             12    Risk/Return Summary: Investments,
      Risks and Performance                               Risks and Performance
 5  Fee Table                                     14    Fee Table
 6  Investment Objective, Principal Investment    15    Investment Objective, Principal Investment
      Strategies and Related Risks                        Strategies and Related Risks
    U.S. GOVERNMENT FUND                          16    PRINCIPAL INVESTMENT STRATEGIES FOR ALL FUNDS
 8  Risk/Return Summary: Investments,             19    MANAGEMENT, ORGANIZATION AND CAPITAL   STRUCTURE
      Risks and Performance
10  Fee Table                                     19    SHAREHOLDER INFORMATION
11  Investment Objective, Principal Investment    27    DIVIDENDS AND TAXES
      Strategies and Related Risks                30    FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------

CORTLAND GENERAL MONEY MARKET FUND ("CORTLAND GENERAL FUND")

RISK/RETURN SUMMARY: INVESTMENTS,    RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The CORTLAND GENERAL FUND seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The CORTLAND GENERAL FUND intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

     The CORTLAND GENERAL FUND is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

o Although the CORTLAND GENERAL FUND seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the CORTLAND GENERAL FUND is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the CORTLAND GENERAL FUND'S investments would decline in value.

o The CORTLAND GENERAL FUND may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

     The following bar chart and table may assist you in deciding whether to invest in the CORTLAND GENERAL Fund. The bar chart shows the change in the annual return of the Fund over the last ten calendar years. The table shows the Fund's average annual return for the last one, five and ten year periods, and since inception. While analyzing this information, please note that the Fund's past performance is not an indicator of how it will perform in the future. The Fund's current 7-day yield may be obtained by calling (212) 830-5345 or toll-free at (800) 433-1918.

[GRAPHIC OMITTED]

CORTLAND GENERAL FUND (1),(2),(3)


Calendar Year End   %Total Return

1996                 4.53%
1997                 4.71%
1998                 4.71%
1999                 4.38%
2000                 5.58%
2001                 3.39%
2002                 0.96%
2003                 0.27%
2004                 0.48%
2005                 2.33%

(1) The CORTLAND GENERAL FUND's highest quarterly return was 1.43% for the quarter ended September 30, 2000; the lowest quarterly return was 0.04% for the quarter ended September 30, 2003.

(2) Securities dealers may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the CORTLAND GENERAL Fund directly.


(3)  The CORTLAND GENERAL FUND'S year-to-date return as of June 30, 2006 was
     1.89%.


     AVERAGE ANNUAL TOTAL RETURNS - CORTLAND GENERAL FUND

     FOR THE PERIODS ENDED DECEMBER 31, 2005
     One Year                                                 2.33%
     Five Years                                               1.48%
     Ten Years                                                3.11%
     Since Inception [May 9, 1985]                            4.42%


                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the CORTLAND GENERAL FUND.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........             None
Wire Redemption Fee...............................            $15.00*

*    There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                       CORTLAND GENERAL FUND

Management Fees...................................            0.74%
Distribution and Service (12b-1) Fees.............            0.25%
Other Expenses*...................................            0.00%
                                                              -----
Total Annual Fund Operating Expenses..............            0.99%
                                                              =====

* During the fiscal year ended March 31, 2006, the Fund had other expenses of (0.01%) due to an expense adjustment. Actual Total Fund Operating Expenses were 0.98%


EXAMPLE


This example is intended to help you compare the cost of investing in the CORTLAND GENERAL FUND with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the CORTLAND GENERAL FUND for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR           3 YEARS           5 YEARS          10 YEARS
              $101             $315              $547             $1,213

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The CORTLAND GENERAL FUND seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The CORTLAND GENERAL FUND seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

     The CORTLAND GENERAL FUND may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the Federal Deposit Insurance Company or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board") of the Company, of which the Fund is a series, believes present minimal credit risk.

     The CORTLAND GENERAL FUND may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Company. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its total assets at the time of purchase.

     The CORTLAND GENERAL FUND may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information (the "SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

     The CORTLAND GENERAL FUND complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

     However, the CORTLAND GENERAL FUND is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.

     Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the CORTLAND GENERAL FUND'S investments. Moreover, changes in interest rates may be caused by various economic factors or political events.

     In addition, the CORTLAND GENERAL FUND is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

     Investors should also note that the CORTLAND GENERAL FUND invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

U.S. GOVERNMENT FUND
("GOVERNMENT FUND")

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The GOVERNMENT FUND seeks to provide its investors with as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     Under normal market circumstances, the GOVERNMENT FUND will invest at least 80% of its net assets in short-term marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities (U.S. Government Obligations"). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

    The GOVERNMENT FUND is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

o Although the GOVERNMENT FUND seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the GOVERNMENT FUND is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

o The GOVERNMENT FUND is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

     The following bar chart and table may assist you in deciding whether to invest in the GOVERNMENT FUND. The bar chart shows the change in the annual return of the Fund over the last ten calendar years. The table shows the Fund's average annual return for the last one, five and ten year periods, and since inception. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The Fund's current 7-day yield may be obtained by calling toll-free at (212) 830-5345 or toll-free at (800) 433-1918.

[GRAPHIC OMITTED]

GOVERNMENT FUND (1),(2),(3)
CALENDAR YEAR END    % TOTAL RETURN

1996                    4.39%
1997                    4.54%
1998                    4.52%
1999                    4.13%
2000                    5.37%
2001                    3.17%
2002                    0.91%
2003                    0.23%
2004                    0.38%
2005                    2.25%

(1) The GOVERNMENT FUND's highest quarterly return was 1.39% for the quarter ended December 31, 2000; the lowest quarterly return was 0.02% for the quarter ended March 31, 2004.

(2) Securities dealers may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the GOVERNMENT FUND directly.

(3)  The GOVERNMENT FUND'S year-to-date return as of June 30, 2006 was 1.83%.


     AVERAGE ANNUAL TOTAL RETURNS - GOVERNMENT FUND

     FOR THE PERIODS ENDED DECEMBER 31, 2005
     One Year                                                 2.25%
     Five Years                                               1.38%
     Ten Years                                                2.97%
     Since Inception [May 9, 1985]                            4.19%


                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the GOVERNMENT FUND.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........             None
Wire Redemption Fee...............................            $15.00*

*    There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                         GOVERNMENT FUND


Management Fees...................................           0.74%
Distribution and Service (12b-1) Fees.............           0.25%
Other Expenses....................................           0.00%
                                                             -----
Total Annual Fund Operating Expenses..............           0.99%
                                                             =====


EXAMPLE


This example is intended to help you compare the cost of investing in the GOVERNMENT FUND with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the GOVERNMENT FUND for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR           3 YEARS           5 YEARS          10 YEARS
         $101             $315              $547             $1,213

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The GOVERNMENT FUND seeks to provide its investors with a high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     Under normal market circumstances, the GOVERNMENT FUND will invest at least 80% of its net assets in short-term U.S. Government Obligations, which consist of marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in Agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Board is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

     The GOVERNMENT FUND complies with federal- requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

     However, the GOVERNMENT FUND is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of U.S. Government Obligations.

     Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the GOVERNMENT FUND'S investment. Moreover, changes in interest rates may be caused by various economic factors or political events.

     In addition, the GOVERNMENT FUND is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

MUNICIPAL MONEY MARKET FUND ("MUNICIPAL FUND")

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The MUNICIPAL FUND seeks to provide its investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The MUNICIPAL FUND intends to achieve its investment objective by investing principally in short-term, high quality, debt obligations issued by states and municipal governments and their authorities, agencies and political subdivisions ("Municipal Securities").

     The MUNICIPAL FUND is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

o Although the MUNICIPAL FUND seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates will cause the prices of the Fund's securities to decrease.

o An investment in the MUNICIPAL FUND is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the MUNICIPAL FUND'S investments would decline in value.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

     The following bar chart and table may assist you in deciding whether to invest in the MUNICIPAL FUND. The bar chart shows the change in the annual return of the Fund over the last ten calendar years. The table shows the Fund's average annual return for the last one, five and ten year periods, and since inception. While analyzing this information, please note that the Fund's past performance is not an indicator of how it will perform in the future. The Fund's current 7-day yield may be obtained by calling toll-free at (212) 830-5345 or toll-free at (800) 433-1918.

[GRAPHIC OMITTED]

MUNICIPAL FUND (1),(2),(3)
CALENDAR YEAR END       %TOTAL RETURN

1996                    2.70%
1997                    2.82%
1998                    2.64%
1999                    2.44%
2000                    3.22%
2001                    1.97%
2002                    0.59%
2003                    0.16%
2004                    0.27%
2005                    1.45%


(1) The MUNICIPAL FUND'S highest quarterly return was 0.85% for the quarter ended June 30, 2000; the lowest quarterly return was 0.02% for the quarter ended September 30, 2003.

(2) Securities dealers may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the MUNICIPAL FUND directly.


(3)  The MUNICIPAL FUND'S year-to-date return as of June 30, 2006 was 1.16%.


     AVERAGE ANNUAL TOTAL RETURNS - MUNICIPAL FUND

     FOR THE PERIODS ENDED DECEMBER 31, 2005

     One Year                                                1.45%
     Five Years                                              0.88%
     Ten Years                                               1.82%
     Since Inception [June 10, 1985]                         2.84%


                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the MUNICIPAL FUND.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases..........           None
Wire Redemption Fee...............................          $15.00*

*    There is a $15 fee for all wire redemptions of less than $10,000.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                          MUNICIPAL FUND

Management Fees...................................           0.74%
Distribution and Service (12b-1) Fees.............           0.25%
Other Expenses....................................           0.01%
                                                             -----
Total Annual Fund Operating Expenses..............           1.00%
                                                             =====

EXAMPLE


This example is intended to help you compare the cost of investing in the MUNICIPAL FUND with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the MUNICIPAL FUND for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR           3 YEARS           5 YEARS          10 YEARS
               $102             $318              $552             $1,225

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The MUNICIPAL FUND'S investment objective is to seek to provide its investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The MUNICIPAL FUND will invest primarily (i.e., at least 80% of its assets) in short-term, high quality, tax-exempt, Municipal Securities.


     The MUNICIPAL FUND will invest in Municipal Securities that include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of private activity bonds or industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

     The MUNICIPAL FUND also may purchase any Municipal Security that depends on the credit of the U.S. Government and may invest in Municipal Securities that are not rated if, in the opinion of the Manager, and in accordance with procedures established by the Board, such securities possess creditworthiness comparable to those rated obligations in which the Fund may invest. The Fund may, from time to time, on a temporary or defensive basis, invest in short-term, high quality U.S. Government Obligations, Money Market Obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as ordinary income. It is the present policy of the Fund to invest only in securities the interest on which is tax-exempt. Moreover, the Fund will endeavor to be invested at all times in Municipal Securities. It is a fundamental policy of the Fund that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. The Fund may from time to time hold cash reserves.

     The MUNICIPAL FUND'S Manager considers the following factors when buying and selling securities for the portfolio: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

     In order to maintain a share price of $1.00, the MUNICIPAL FUND must comply with certain federal regulations, which include requirements pertaining to the maturity and credit quality of the securities in which the Fund may invest. The Fund only invests in securities that have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, is 90 days or less.

     The MUNICIPAL FUND only invests in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs"), or are unrated securities but that have been determined, by the Manager, to be of comparable quality.

     Subsequent to its purchase by the MUNICIPAL FUND, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board reassess the security's credit risks and shall take such action as it determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.

    Although the MUNICIPAL FUND will attempt to invest 100% of its total assets in Municipal Securities, the Fund reserves the right to invest up to 20% of its total assets in taxable securities whose interest income is subject to regular federal, state and local income tax, as well as the federal alternative minimum tax. The kinds of taxable securities in which the Fund may invest are limited to specific types of short-term, fixed income securities.

    As a temporary defensive measure the MUNICIPAL FUND may, from time to time, invest in securities that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions as determined by the Manager. Such a temporary defensive position may prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS

     The MUNICIPAL FUND complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

     However, the MUNICIPAL FUND is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Municipal Securities.

     Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the MUNICIPAL FUND'S investment. Moreover, changes in interest rates may be caused by various economic factors or political events.

     In addition, the MUNICIPAL FUND is exposed to the credit risk of the institutions that issue Municipal Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

PRINCIPAL INVESTMENT STRATEGIES FOR ALL FUNDS

     The CORTLAND GENERAL, GOVERNMENT, and MUNICIPAL FUNDS (each, a "Fund" collectively, the "Funds") will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type one or more of the Funds may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies and Fitch Inc.

     Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. A Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

     Each Fund invests in high quality debt obligations with relatively short maturities. Each Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

     The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Funds invest fluctuate based upon interest rates, the financial stability of the issuers and market factors.

     Cortland may enter into the following arrangements with respect to all three Funds.

     REPURCHASE AGREEMENTS. Under a repurchase agreement, the purchaser (for example, one of the Funds) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from that Fund on demand and the effective interest rate is negotiated on a daily basis.

     In general, a Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the Board believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

     Securities purchased pursuant to a repurchase agreement are held by a Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. A Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.

     REVERSE REPURCHASE AGREEMENTS. A Fund may also enter into reverse repurchase agreements, which involve the sale by a Fund of a portfolio security at an agreed upon price, date and interest payment. A Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. A Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.

     DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by a Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment.

Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

     Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.

     If a Fund enters into a delayed delivery agreement or purchases a when-issued security, that Fund will direct its custodian to place liquid assets (including Money Market Obligations and Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase a Fund's exposure to market fluctuation; may increase the possibility that the MUNICIPAL FUND will incur a short-term gain subject to federal taxation; or may increase the possibility that a Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Funds will employ techniques designed to minimize these risks.

     No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of a Fund's net assets would become so committed. The Funds will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

     STAND-BY COMMITMENTS. The MUNICIPAL FUND may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by Commitments are also sometimes known as "puts." The Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition or exercisability of a Stand-by Commitment by the Fund will not affect the valuation or the average weighted maturity of its underlying portfolio securities. See "Investment Programs and Restrictions - Stand-by Commitments" in the SAI for additional information with respect to Stand-by Commitments.

     Consistent with the objective of stability of principal, each Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, each Fund invests in debt securities having remaining maturities of 397 days or less and maintain a weighted average maturity of 90 days or less. However, there can be no assurance that a Fund's net asset value per share of $1.00 will be maintained.

PORTFOLIO HOLDINGS


     A schedule of each Fund's complete portfolio holdings, current as of month-end, will be available on the Funds' website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedules are available on the Funds' website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


     The Funds' investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

     Pursuant to the investment management contract, the Manager manages each Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.

     The Funds pay the Manager an annual fee, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets:
0.80% of the first $500 million of Cortland's average daily net assets, plus 0.775% of the next $500 million of Cortland's average daily net assets, plus 0.750% of the next $500 million of Cortland's average daily net assets, plus 0.725% of Cortland's average daily net assets in excess of $1.5 billion. Cortland's comprehensive fee is higher than most other money market mutual funds that do not offer services that Cortland offers. However, most other funds bear expenses that are being borne for Cortland by the Manager. During the fiscal year ended March 31, 2006, Cortland paid the Manager fees that represented 0.74% of the CORTLAND GENERAL FUND'S average daily net assets, 0.74% of the GOVERNMENT FUND'S average daily net assets and 0.74% of the MUNICIPAL FUND'S average daily net assets, respectively, on an annualized basis. A discussion regarding the basis for the Board of Directors approving the continuance of the investment management contract is available in each semi-annual report to shareholders.


SHAREHOLDER INFORMATION

     Each Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either sales or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are effected through the Funds' transfer agent, who accepts orders for purchases and redemptions from securities dealers and from investors directly.

GENERAL INFORMATION ON PURCHASES
--------------------------------------------------------------------------------

     Shares of each Fund may be purchased from Cortland or through securities dealers that have entered into dealer agreements with Reich &

Tang Distributors, Inc. (the "Distributor"), 600 Fifth Avenue, New York, New York 10020, or by institutions that maintain accounts with Cortland on behalf of their customers. Orders for purchase of shares are accepted only on a "business day of Cortland" which means any day on which both the New York Stock Exchange and The Bank of New York (the "Custodian"), Cortland's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The minimum initial purchase made directly through Cortland may be as low as $1,000. The minimum subsequent purchase is $50. The Funds may waive any minimum purchase requirements. Participating securities dealers may impose different initial and/or subsequent minimum investment requirements. For further information, contact the Distributor or your securities dealers.

     An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal funds (member bank deposits with the Federal Reserve Bank) is received by Cortland for investment. Cortland reserves the right to reject any order for the purchase of shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier checks or similar instruments) and certain other forms of payment at its discretion. Fund shares are purchased or exchanged at the net asset value next determined after acceptance of the order. Net asset value is normally determined at 4:00 p.m. Eastern time on each business day of Cortland. Because Cortland uses the amortized cost method of valuing the securities held by each Fund and rounds each Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of each Fund will remain constant at $1.00 per share. However, Cortland makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received before 4:00 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into federal funds within one business day and are accepted subject to collection at full face amount. Cortland will not issue share certificates but will record investor holdings on the books of Cortland in noncertificate form and regularly advise the shareholder of his ownership position.

     There is no sales charge to the investor on purchases placed directly with Cortland. However, the costs of distributing Fund shares are borne in part by Cortland and in part by the Manager.

     Purchases may be made by following the procedures specified below. If these purchase procedures are not followed, the processing of orders may be delayed.

PURCHASES THROUGH SECURITIES DEALERS
--------------------------------------------------------------------------------

     Investors may submit their initial and subsequent investments directly through participating securities dealers. For an initial investment, investors should submit payment and, if required, a completed Fund application to their participating securities dealer, who will transmit such payment to Cortland on behalf of the investor and supply Cortland with required account information. Some securities dealers may charge a fee for this service. For customers of securities dealers who offer the service, investors may have their "free-credit" cash balances automatically invested in Cortland shares on a daily basis depending upon which Fund has been designated by the investor as the primary Fund for his account. Automatic purchases and redemptions of

Cortland shares are treated on the same basis as direct purchases and redemptions from Cortland. "Free-credit" cash balances begin to earn dividends on the first day following the date that the share purchase or exchange order is effected and through the date that a redemption order is effected. For further information and for details concerning the automatic purchase and redemption of Cortland shares, contact your participating securities dealer or the Distributor. Securities dealers may also set deadlines for receipt of orders from Investors that are earlier than the order deadline of a Fund due to processing or other reasons. Cortland is not responsible for any delay caused by securities dealers in forwarding an order to Cortland. Securities dealers have a responsibility to transmit orders promptly. Qualified securities dealers may transmit an investor's purchase or redemption order to a Fund's transfer agent after 4:00 p.m. Eastern time on the day the order is received from the investor as long as the investor has placed his order with the securities dealer before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day the order was placed with the qualified securities dealer.

PURCHASES THROUGH CORTLAND
--------------------------------------------------------------------------------

     You may purchase shares of Cortland by wire and by mail. Cortland will only accept direct orders from investors through the Distributor or through securities dealers that have entered into dealer agreements with the Distributor and are registered to sell securities in such state. The initial purchase must be accompanied by a completed Fund application available from the Distributor.

INITIAL PURCHASE OF SHARES
--------------------------------------------------------------------------------

MAIL AND PERSONAL DELIVERY

     Investors may send or deliver a check made payable to "Cortland" along with a completed Fund application to:

    Cortland Trust, Inc.
    Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, NY 10020

     Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within one business day after receipt of the check. Checks drawn on a nonmember bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

BANK WIRE

     To purchase shares of a Fund using the wire system for transmittal of money among banks, an investor, prior to the initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 315-1112. The original Fund application and documentation should then be mailed to the address specified under "Mail and Personal Delivery." The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

    Bank of New York
    ABA# 021000018
    Reich & Tang Services, Inc.
    DDA# 8900403527
    For Cortland Trust, Inc.
    Name of Fund
    Account of (INVESTOR'S NAME)
    Fund Account #--------------
    SS#/Tax ID#-----------------

     An account will not be opened until the relevant Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

     An investor planning to wire funds should instruct his bank to wire before 4:00 p.m. Eastern time on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m. Eastern time on a business day of Cortland will be treated as a Federal Funds payment received on that day.

SUBSEQUENT PURCHASES OF SHARES
--------------------------------------------------------------------------------

     There is a $50 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the Fund application on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder's account is closed or during the following calendar year.

     Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above or by mailing a check to:

    Cortland Trust, Inc.,
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey 07101-3232

ELECTRONIC FUNDS TRANSFERS (EFT)
AND DIRECT DEPOSIT PRIVILEGE
--------------------------------------------------------------------------------

     You may purchase shares of Cortland (minimum of $50) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, military or other payments from the federal government, automatically deposited into your Cortland account. You may deposit as much of such payments as you elect. A $20 fee will be imposed if your electronic funds transfer or direct deposit payment is not honored. To enroll in this program, you must file with Cortland a completed EFT Application and/or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the privilege. The appropriate form may be obtained from your broker or Cortland. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will terminate your participation in the Privilege. Further, Cortland may terminate your participation in the Privilege upon 30 days' notice to you.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

     You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and Cortland will endeavor to transmit payment that same business day. If the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

     Each Fund and its agents reserves the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

     In addition, in accordance with applicable customer identification regulations, each Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If a Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.


     Some of the redemption procedures described below may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for up to fifteen calendar days following the purchase of shares. Under certain circumstances Cortland may redeem accounts of less than $500 or impose a monthly service charge of not more than $10 on such accounts.


REDEMPTIONS THROUGH SECURITIES DEALERS
--------------------------------------------------------------------------------

     Shareholders may redeem shares by instructing their securities dealer to effect their redemption transactions. The securities dealer will transmit the required redemption information to Cortland and the proceeds from that redemption will be transmitted to the securities dealer for the account of the shareholder. Securities dealers, including participants in the plan of distribution described under the heading "Distributor", may impose redemption minimums, service fees or other requirements. Securities dealers have a responsibility to transmit redemption requests promptly.

REDEMPTIONS BY CHECK
--------------------------------------------------------------------------------

     Shareholders may use checks to effect redemptions. The standard checking allows checks to be drawn in any amount of $500 or more. Checks drawn in amounts of less than $500 may be returned to the payee or a $15 fee will be imposed for such checks paid.

     Shareholders may elect to establish a Spectrum Account. A Spectrum Account provides draft checking services which is part of a range of cash management services provided by the Manager and/or its affiliates. The account entitles shareholders to write checks in any amount that will clear through an agent bank. SHAREHOLDERS WHO ARE INTERESTED IN PARTICIPATING IN THE SPECTRUM ACCOUNT PROGRAM SHOULD CONSIDER THE INFORMATION AVAILABLE FROM THE DISTRIBUTOR WITH RESPECT TO THE SPECTRUM ACCOUNT, INCLUDING THE FEES RELATED THERETO.

     The payee of a check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the agent bank for payment, the agent bank will cause Cortland to redeem a sufficient number of shares to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed up until the day on which the check is presented to the agent bank for payment. Checks drawn on insufficient funds will be returned to the payee and a $20 fee will be imposed. Additionally, a $16 fee will be imposed for stop payment orders.

     There is a $15 service charge for overnight delivery of checks. Copies of previously paid checks are available upon request. There is a $4 fee for each check copy requested.

PRE-AUTHORIZED REDEMPTIONS
--------------------------------------------------------------------------------

     Shareholders may make pre-authorized redemptions by contacting Cortland by:

(a)  calling (212) 830-5345,

(b)  calling toll free at (800) 433-1918, or

(c) sending a letter to Cortland Trust, Inc., 600 Fifth Avenue - 8th floor, New York, New York 10020,

     and have the proceeds mailed or wired only to a previously designated broker or bank account if (a) shares were paid for in Federal Funds or were purchased by check and have been on Cortland's books at least fifteen calendar days and (b) a telephone redemption authorization included in the Fund application is on file with Cortland before the redemption request is placed. This authorization requires designation of a brokerage or bank account to which the redemption payment is to be sent. The proceeds will not be mailed or wired to other than the designated account. Redemptions of $10,000 or more will be sent by bank wire if requested. Smaller amounts will normally be mailed to the designated account.

     Cortland will employ procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by Cortland to employ such procedures may cause Cortland to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.

REDEMPTIONS BY LETTER OF INSTRUCTION
--------------------------------------------------------------------------------

     Shareholders may redeem shares by a letter of instruction sent directly to Reich & Tang Funds, 600 Fifth Avenue - 8th floor, New York, New York 10020 containing:

(a)  your Cortland account number,

(b)  your redemption Fund choice,

(c)  your name and telephone number,

(d) the dollar amount or number of shares to be redeemed or a statement that all shares in the account are to be redeemed,

(e) payment instructions (normally redemption proceeds will be mailed to the shareholder's address as registered with Cortland),

(f)  signature(s) of the registered shareholder(s), and

(g) signature(s) guaranteed stamped under the signature and signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to Cortland's standards and procedures.

     The proceeds of redemption are sent to the shareholder's bank or the shareholder's address as it appears in Cortland's records. In order to change such designation, the shareholder must submit a written notification to Cortland with the signature guarantee(s) described above.

EXCHANGES
--------------------------------------------------------------------------------

     Shares of each Fund may be exchanged at net asset value for shares of any of the other Funds without charge by instructions to a shareholder's securities dealer or by mail. The value of the shares being exchanged must meet the minimum initial investment requirements of the Fund or the participating securities dealer. Mail exchange orders should be addressed and sent as shown under the heading "Redemptions by Letter of Instruction" and must contain:

(a)  your Cortland account number,

(b)  your name and telephone number,

(c) the amount of shares to be exchanged (or, if all shares are to be exchanged, a statement to this effect),

(d)  the Fund shares to be exchanged,

(e)  the Fund shares to be acquired, and

(f)  any change in dividend election.

DISTRIBUTOR
--------------------------------------------------------------------------------

     Each of the Funds has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreements") with Reich & Tang Distributors, Inc. (the "Distributor"), 600 Fifth Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions which may furnish services to shareholders on behalf of Cortland. Pursuant to plans of distribution (the "Plans") adopted pursuant to Rule 12b-1 under then 1940 Act and initially approved by each Fund's shareholders on July 31, 1989, each of the Funds may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with Cortland on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Funds, out of its past profits or from any other source available to the Distributor.

     The excess of such payments over the total payments the Distributor receives from the Funds represents payments made out of the Manager's and/or Distributor's own resources and not an expense of the Funds. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide securities dealers with incentive to favor sales of the Funds' shares over other money market funds or other investment options. For more information, please see the SAI.

     The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

     Because Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost an investor more than paying other types of sales charges.


     The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Funds under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers' assets in the Funds. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Funds' shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Funds or their shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular

Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Funds or to recommend the Funds over similar funds in other complexes. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the SAI. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events; theater or other entertainment; opportunities to participate in golf or other outings; and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


FREQUENT TRADING
--------------------------------------------------------------------------------

     The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

     Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

     Nonetheless, as indicated under "General Information on Purchases," the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the

Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

DIVIDENDS AND TAXES

DIVIDENDS
--------------------------------------------------------------------------------

     It is the policy of Cortland, with respect to each Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. A shareholder may, by letter to Cortland, elect to have dividends paid by check. Any such election or revocation thereof must be made in writing to Cortland Trust, Inc., 600 Fifth Avenue, New York, New York 10020. Shareholders whose dividends are being reinvested will receive a summary of their accounts at least quarterly indicating the reinvestment of dividends. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.

TAXES
--------------------------------------------------------------------------------

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It is each Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that each Fund will satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

     If a Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

     Distributions by the MUNICIPAL FUND of its tax-exempt interest income are designated as exempt-interest dividends, which are excludable from gross income for federal income tax purposes. However, shareholders are required to report the receipt of exempt-interest dividends, together with other tax-exempt interest, on their federal income tax returns. In addition, these exempt-interest dividends may be subject to the federal alternative minimum tax ("AMT") and will be taken into account in determining the portion, if any, of Social Security benefits received that must be included in gross income for federal income tax purposes. Further, interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund (which indebtedness likely need not be directly traceable to the purchase or carrying of such shares) will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends to the shareholder during such shareholders taxable year. Finally, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Fund likely will be subject to tax on dividends paid by such Fund that are derived from interest on such bonds.

     The MUNICIPAL FUND may invest in securities the interest on which is (and the dividends paid by the Fund derived from such interest are) subject to federal income tax, but such taxable securities will not exceed 20% of the value of the Fund's total assets. The percentage of dividends that constitute exempt-interest dividends, and the percentage thereof (if any) that constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends of the Fund declared during that year. These percentages may differ from the actual percentages for any particular day.

     Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

     Tax-exempt interest on specified private activity bonds issued after August 7, 1986, is treated as a tax preference item for purposes of the AMT. Thus, corporate and individual shareholders of the MUNICIPAL FUND may incur an AMT liability as a result of receiving exempt-interest dividends from the Fund to the extent such dividends are attributable to interest from such private activity bonds. In addition, because all exempt-interest dividends are included in a corporate shareholder's adjusted current earnings (which is used in computing a separate preference item for corporations), corporate shareholders may incur an AMT liability as a result of receiving exempt-interest dividends from the Fund.

     Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by the shareholders on December 31 of the preceding year.

     A shareholder will recognize gain or loss upon the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as a Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of a Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of a Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

     If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends (i.e., dividends that are not capital gain dividends, exempt-interest dividends, interest-related dividends or short-term capital gain dividends) paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.

     Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by a Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

     The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the SAI. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

FINANCIAL HIGHLIGHTS


This financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP for the fiscal years ended March 31, 2006, 2005, 2004 and 2003, and by other auditors for the fiscal years prior to March 31, 2003. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                                   CORTLAND GENERAL FUND
                                                ----------------------------------------------------------------------
                                                                      CORTLAND SHARES
                                                ----------------------------------------------------------------------
                                                               FOR THE YEAR ENDED MARCH 31,
                                                ----------------------------------------------------------------------
                                                      2006          2005          2004          2003          2002
                                                   ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income.................             0.028         0.008         0.002         0.008         0.024
   Net realized and unrealized
     gain/(loss) on investments..........             0.000         0.000         0.000         0.000         0.000
                                                   ----------    ----------    ----------    ----------    ----------
   Total from investment operations......             0.028         0.008         0.002         0.008         0.024

Less distributions from:
   Dividends from net investment income..            (0.028)       (0.008)       (0.002)       (0.008)       (0.024)
   Net realized gains on investments.....            (0.000)       (0.000)       (0.000)       (0.000)       (0.000)
                                                   ----------    ----------    ----------    ----------    ----------
Total distributions......................            (0.028)       (0.008)       (0.002)       (0.008)       (0.024)
                                                   ----------    ----------    ----------    ----------    ----------
Net asset value, end of year.............          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ==========    ==========    ==========    ==========    ==========
Total Return.............................             2.84%         0.82%         0.21%         0.79%         2.43%
Ratios/Supplemental Data
Net assets, end of year (000's)..........          $1,291,707    $1,271,752    $1,252,029    $1,569,605    $1,359,746
Ratios to average net assets:
   Expenses (net of fees waived).........             0.98%         0.98%         1.00%         1.01%         1.01%
   Net investment income.................             2.80%         0.82%         0.21%         0.78%         2.14%
   Distribution fees waived..............             0.00%         0.00%         0.00%         0.00%         0.01%


This financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP for the fiscal years ended March 31, 2006, 2005, 2004 and 2003, and by other auditors for the fiscal years prior to March 31, 2003. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                                   U.S. GOVERNMENT FUND
                                                ----------------------------------------------------------------------
                                                                      CORTLAND SHARES
                                                ----------------------------------------------------------------------
                                                               FOR THE YEAR ENDED MARCH 31,
                                                ----------------------------------------------------------------------
                                                      2006          2005          2004          2003          2002
                                                   ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............    $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income.......................       0.027         0.007         0.002         0.008         0.022
   Net realized and unrealized
    gain/(loss) on investments.................        --            --           0.000         0.000         0.000
                                                   ----------    ----------    ----------    ----------    ----------
   Total from investment operations............       0.027         0.007         0.002         0.008         0.022

Less distributions from:
   Dividends from net investment income........      (0.027)       (0.007)       (0.002)       (0.008)       (0.022)
   Net realized gains on investments...........      ( --  )       ( --  )       (0.000)        0.000         0.000
                                                   ----------    ----------    ----------    ----------    ----------
Total distributions............................      (0.027)       (0.007)       (0.002)       (0.008)       (0.022)
                                                   ----------    ----------    ----------    ----------    ----------
Net asset value, end of year...................    $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ==========    ==========    ==========    ==========    ==========
Total Return...................................       2.74%         0.74%         0.15%         0.76%         2.23%
Ratios/Supplemental Data
Net assets, end of year (000's)................    $  165,157    $  194,890    $  197,189    $  177,455    $  247,591
Ratios to average net assets:
   Expenses (net of fees waived)...............       0.99%         0.99%         1.00%         1.01%         1.03%
   Net investment income.......................       2.68%         0.70%         0.15%         0.69%         1.47%
   Distribution fees waived....................       0.00%         0.00%         0.00%         0.00%         0.00%


This financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP for the fiscal years ended March 31, 2006, 2005, 2004 and 2003, and by other auditors for the fiscal years prior to March 31, 2003. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                 MUNICIPAL MONEY MARKET FUND
                                                ----------------------------------------------------------------------
                                                                       CORTLAND SHARES
                                                ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED MARCH 31,
                                                ----------------------------------------------------------------------
                                                      2006          2005          2004          2003          2002
                                                   ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.........        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income...................           0.018         0.005         0.001         0.005         0.015
   Net realized and unrealized
    gain/(loss) on investments.............           0.000          --           0.000          --            --
                                                   ----------    ----------    ----------    ----------    ----------
Total from investment operations...........           0.018         0.005         0.001         0.005         0.015
Less distributions from:
   Dividends from net investment income....          (0.018)       (0.005)       (0.001)       (0.005)       (0.015)
   Net realized gains on investments.......            --            --           0.000          --            --
                                                   ----------    ----------    ----------    ----------    ----------
Total distributions........................          (0.018)       (0.005)       (0.001)       (0.005)       (0.015)
                                                   ----------    ----------    ----------    ----------    ----------
Net asset value, end of year...............        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ==========    ==========    ==========    ==========    ==========
Total Return...............................           1.77%         0.47%         0.13%         0.49%         1.48%
Ratios/Supplemental Data
Net assets, end of year (000's)............        $  122,467    $  120,743    $  106,058    $   90,001    $   67,782
Ratios to average net assets:
   Expenses (net of fees waived)...........           1.00%         1.00%         0.98%         1.00%         1.00%
   Net investment income...................           1.76%         0.47%         0.12%         0.47%         1.43%
   Distribution fees waived................           0.00%         0.00%         0.02%         0.01%         0.03%


                     NOTICE OF REICH & TANG* PRIVACY POLICY

     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

---------------------
* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

             THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

A Statement of Additional Information (SAI) dated July 28, 2006, includes additional information about the Funds and their investments and is incorporated by reference into this Prospectus. Further information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. You may obtain the SAI and the annual and semi-annual reports without charge by calling the Funds toll-free at 1-800-433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund's website at http://www.money-funds.com/funds/index. To request other information about the Funds, please call your financial intermediary or the Fund.


========================================================

                                    CORTLAND
                                   TRUST, INC.

                                   PROSPECTUS


                                  JULY 28, 2006


=========================================================


A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act No. 811-4179

               REICH & TANG DISTRIBUTORS, INC.
                     600 Fifth Avenue
                    New York, NY 10020

                       (212) 830-5345


CRT7/06P

ADVANTAGE PRIMARY LIQUIDITY FUND
ADVANTAGE GOVERNMENT LIQUIDITY FUND
ADVANTAGE MUNICIPAL LIQUIDITY FUND

SHARES OF CORTLAND TRUST, INC. - CORTLAND GENERAL MONEY MARKET FUND, U.S. GOVERNMENT FUND, AND MUNICIPAL MONEY MARKET FUND (EACH, A "FUND", COLLECTIVELY, THE "FUNDS")
--------------------------------------------------------------------------------

     PROSPECTUS

     JULY 28, 2006


Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals. The Company consists of three series. This Prospectus relates exclusively to the Advantage Class of shares (the "Advantage Shares") of these series.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Notice of the Reich & Tang Privacy Policy is included with this Prospectus but is not part of the Prospectus.

OPPENHEIMER [GRAPHIC OMITTED]
-----------------------------
AVAILABLE EXCLUSIVELY TO CUSTOMERS OF:
---------------------------------------
OPPENHEIMER & CO. INC. AND ITS AFFILIATES

125 Broad Street
New York, NY  10004

     TABLE OF CONTENTS

ADVANTAGE PRIMARY LIQUIDITY FUND                         ADVANTAGE MUNICIPAL LIQUIDITY FUND
Risk/Return Summary: Investments,                        Risk/Return Summary: Investments,
   Risks and Performance                           3        Risks and Performance                      14
Fee Table                                          6     Fee Table                                     16
Investment Objective, Principal Investment               Investment Objective, Principal Investment    17
   Strategies and Related Risks                    7        Strategies and Related Risks
ADVANTAGE GOVERNMENT LIQUIDITY FUND                      PRINCIPAL INVESTMENT STRATEGIES FOR ALL
                                                         FUNDS                                         19
Risk/Return Summary: Investments,                        MANAGEMENT, ORGANIZATION AND CAPITAL
   Risks and Performance                           10           STRUCTURE                              22
Fee Table                                          12    SHAREHOLDER INFORMATION                       23
Investment Objective, Principal Investment               DIVIDENDS AND TAXES                           28
   Strategies and Related Risks                    13    FINANCIAL HIGHLIGHTS                          31

ADVANTAGE PRIMARY LIQUIDITY FUND ("ADVANTAGE PRIMARY SHARES")
SHARES OF CORTLAND GENERAL MONEY MARKET FUND ("CORTLAND GENERAL FUND")

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Cortland General Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Cortland General Fund intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Cortland General Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

o Although the Cortland General Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the Cortland General Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the Cortland General Fund's investments would decline in value.

o The Cortland General Fund may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.

RISK/RETURN BAR CHART AND TABLE
--------------------------------------------------------------------------------

The following bar chart and table may assist you in deciding whether to invest in the Advantage Primary Shares of the Fund. The bar chart shows the change in the annual return of the Advantage Primary Shares' for the last three calendar years. The table shows the Advantage Primary Shares' average annual return for the last one year period, and since inception. While analyzing this information, please note that the Advantage Primary Shares' past performance is not an indicator of how it will perform in the future. The Advantage Primary Shares' current 7-day yield may be obtained by calling the Fund at (212) 830-5345 or toll-free at (800) 433-1918.

ADVANTAGE PRIMARY SHARES (1),(2)


CALENDAR YEAR END      % TOTAL RETURN
2003                   0.37%
2004                   0.55%
2005                   2.31%

(1) The Advantage Primary Shares' highest quarterly return was 0.77% for the quarter ended December 31, 2005; the lowest quarterly return was 0.06%% for the quarter ended March 31, 2004.

(2) The Advantage Primary Shares' year-to-date return as of June 30, 2006 was 1.88%.


AVERAGE ANNUAL TOTAL RETURNS - ADVANTAGE PRIMARY SHARES
FOR THE PERIODS ENDED DECEMBER 31, 2005
One Year                                                2.31%
Since Inception*                                        1.05%

*    Inception date is November 22, 2002 for the Advantage Primary Shares.

                                    FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Advantage Primary Shares of the Cortland General Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases                          None

   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                            ADVANTAGE PRIMARY SHARES

   Management Fees                                        0.74%
   Distribution (12b-1) Fees                              0.25%
   Other Expenses*                                        0.25%
         Shareholder Servicing Fees               0.25% ---------
   Total Annual Fund Operating Expenses**                 1.24%
                                                          =====

* During the fiscal year ended March 31, 2006, other expenses incurred by the Fund, other than Shareholder Servicing Fees, amounted to less than 0.01%

** During the fiscal year ended March 31, 2006, the Distributor voluntarily waived a portion of the Distribution Fees. After such waivers, the Distribution Fee was 0.02%. The net Annual Fund Operating Expenses for the fiscal year were 1.01%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.


EXAMPLE


This example is intended to help you compare the cost of investing in the Advantage Primary Shares of the Fund with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the Advantage Primary Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advantage Primary Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR            3 YEARS           5 YEARS      10 YEARS
    ADVANTAGE PRIMARY SHARES           $126              $393              $681         $1,500


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Cortland General Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Cortland General Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Cortland General Fund may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the Federal Deposit Insurance Company or (b) those issued by banks that, at the date of their latest public reporting, have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board") of the Company, of which the Fund is a series, believes present minimal credit risk.

The Cortland General Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Company. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its Fund's total assets at the time of purchase.

The Cortland General Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information ("SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

The Cortland General Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

However, the Cortland General Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.

Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Cortland General Fund's investments. Moreover, changes in interest rates may be caused by various economic factors or political events.

In addition, the Cortland General Fund is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Investors should also note that the Cortland General Fund invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

ADVANTAGE GOVERNMENT LIQUIDITY FUND ("ADVANTAGE GOVERNMENT SHARES") SHARES OF U.S. GOVERNMENT FUND ("GOVERNMENT FUND")

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market circumstances, the Government Fund will invest at least 80% of its net assets in short-term marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Government Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

o Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the Government Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

o The Government Fund is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

RISK/RETURN BAR CHART AND TABLE
--------------------------------------------------------------------------------


The following bar chart and table may assist you in deciding whether to invest in the Advantage Government Fund. The bar chart shows the change in the annual return of the Advantage Government Shares' for the last three calendar years. The table shows the Advantage Government Shares' average annual return for the last one year period, and since inception. While analyzing this information, please note that the Advantage Government Shares past performance is not an indicator of how it will perform in the future. The Advantage Government Shares' current 7-day yield may be obtained by calling the Fund at (212) 830-5345 or toll-free at (800) 433-1918.

ADVANTAGE GOVERNMENT SHARES (1),(2)

CALENDAR YEAR END       % TOTAL RETURN
2003                         0.33%
2004                         0.46%
2005                         2.24%

(1) The Advantage Government Shares' highest quarterly return was 0.75% for the quarter ended December 31, 2005; the lowest quarterly return was 0.04% for the quarter ended June 30, 2004.

(2) The Advantage Government Shares' year-to-date return as of June 30, 2006 was 1.82%.

AVERAGE ANNUAL TOTAL RETURNS - ADVANTAGE GOVERNMENT SHARES
FOR THE PERIODS ENDED DECEMBER 31, 2005

One Year                                            2.24%
Since Inception*                                    0.99%

o    Inception date is November 22, 2002 for the Advantage Government Shares.

                                    FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Advantage Government Shares of the Government Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases                          None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                   ADVANTAGE GOVERNMENT SHARES


   Management Fees                                        0.74%
   Distribution (12b-1) Fees                              0.25%
   Other Expenses*                                        0.25%
         Shareholder Servicing Fees               0.25%
                                                       ---------
   Total Annual Fund Operating Expenses**                 1.24%
                                                          =====

* During the fiscal year ended March 31, 2006, other expenses incurred by the Fund, other than Shareholder Servicing Fees, amounted to less than 0.01%

** During the fiscal year ended March 31, 2006, the Distributor voluntarily waived a portion of the Distribution Fee. After such waivers, the Distribution Fee was 0.02%. The net Annual Fund Operating Expenses for the fiscal year were 1.01%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.


EXAMPLE


This example is intended to help you compare the cost of investing in the Advantage Government Shares of the Fund with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the Advantage Government Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advantage Government Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR            3 YEARS           5 YEARS      10 YEARS
      ADVANTAGE GOVERNMENT SHARES           $126              $393              $681         $1,500

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Government Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market circumstances, the Government Fund will invest at least 80% of its net assets in short-term "U.S. Government Obligations." U.S. Government Obligations, which consist of marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in Agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Board is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

The Government Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

However, the Government Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of U.S. Government Obligations.

Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Government Fund's investment. Moreover, changes in interest rates may be caused by various economic factors or political events.

In addition, the Government Fund is exposed to the credit risk of the institutions that issue U.S. Government Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

ADVANTAGE MUNICIPAL LIQUIDITY FUND ("ADVANTAGE MUNICIPAL SHARES")

SHARES OF MUNICIPAL MONEY MARKET FUND ("MUNICIPAL FUND")

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Municipal Fund seeks to provide its investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Municipal Fund intends to achieve its investment objective by investing principally in short-term, high quality, debt obligations issued by states and municipal governments and their authorities, agencies and political subdivisions ("Municipal Securities").

The Municipal Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS

--------------------------------------------------------------------------------

o Although the Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates will cause the prices of the Fund's securities to decrease.

o An investment in the Municipal Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the Municipal Fund's investments would decline in value.

RISK/RETURN BAR CHART AND TABLE

--------------------------------------------------------------------------------

The following bar chart and table may assist you in deciding whether to invest in the Advantage Municipal Fund. The bar chart shows the change in the annual return of the Advantage Municipal Shares' for the last three calendar years. The table shows the Advantage Municipal Shares' average annual return for the last year period, and since inception. While analyzing this information, please note that the Advantage Municipal Shares' past performance is not an indicator of how it will perform in the future. The Advantage Municipal Shares' current 7-day yield may be obtained by calling the Fund at (212) 830-5345 or toll-free at
(800) 433-1918.

ADVANTAGE MUNICIPAL SHARES (1),(2)


CALENDAR YEAR END               % TOTAL RETURN
2003                                    0.25%
2004                                    0.35%
2005                                    1.45%




(1) The Advantage Municipal Shares' highest quarterly return was 0.49% for the quarter ended December 31, 2005; the lowest quarterly return was 0.03% for the quarter ended September 30, 2003.

(2) The Advantage Municipal Shares' year-to-date return as of June 30, 2006 was 1.15%.

       AVERAGE ANNUAL TOTAL RETURNS - ADVANTAGE MUNICIPAL SHARES

       FOR THE PERIODS ENDED DECEMBER 31, 2005

       One Year                                               1.45%
       Since Inception*                                       0.67%

* Inception date is November 22, 2002 for the Advantage Municipal Shares.

                                    FEE TABLE
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Advantage Municipal Shares of the Municipal Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge (Load) Imposed on Purchases                    None

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           ADVANTAGE MUNICIPAL SHARES

   Management Fees                                        0.74%
   Distribution (12b-1) Fees                              0.25%
   Other Expenses                                         0.26%
         Shareholder Servicing Fees               0.25%
                                                       ---------
   Total Annual Fund Operating Expenses*                  1.25%
                                                          =====

* During the fiscal year ended March 31, 2006, the Distributor has voluntarily waived a portion of the Distribution Fee. After such waivers, the Distribution Fee was 0.01%. The net Annual Fund Operating Expenses for the fiscal year were 1.01%. This fee waiver arrangement may be terminated at any time at the option of the Distributor.


  EXAMPLE


This example is intended to help you compare the cost of investing in the Advantage Municipal Shares of the Fund with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the Advantage Municipal Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advantage Municipal Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR            3 YEARS           5 YEARS      10 YEARS
         ADVANTAGE MUNICIPAL SHARES         $127              $397              $686         $1,511

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Municipal Fund's investment objective is to seek to provide its investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Municipal Fund will invest primarily (i.e., at least 80%) in short-term, high quality, tax-exempt, Municipal Securities.

The Municipal Fund will invest in Municipal Securities that include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of private activity bonds or industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

The Municipal Fund also may purchase any Municipal Security that depends on the credit of the U.S. Government and may invest in Municipal Securities that are not rated if, in the opinion of the Manager, and in accordance with procedures established by the Board, such securities possess creditworthiness comparable to those rated obligations in which the Fund may invest. The Fund may, from time to time, on a temporary or defensive basis, invest in short-term, high quality U.S. Government Obligations, Money Market Obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as ordinary income. It is the present policy of the Fund to invest only in securities the interest on which is tax-exempt. The Fund will endeavor to be invested at all times in Municipal Securities. It is a fundamental policy of the Fund that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. The Fund may from time to time hold cash reserves.

The Municipal Fund's Manager considers the following factors when buying and selling securities for the portfolio: (i) availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

In order to maintain a share price of $1.00, the Municipal Fund must comply with certain federal regulations, which include requirements pertaining to the maturity and credit quality of the securities in which the Fund may invest. The Fund only invests in securities that have or are deemed to have a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted basis, is 90 days or less.

The Municipal Fund will only invest in either securities that have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs"), or are unrated securities that have been determined, by the Manager, to be of comparable quality.

Subsequent to its purchase by the Municipal Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board shall reassess the security's credit risks and shall take such action as it determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board is subsequently notified of the Manager's actions.

Although the Municipal Fund will attempt to invest 100% of its total assets in Municipal Securities, the Fund reserves the right to invest up to 20% of its total assets in taxable securities whose interest income is subject to regular federal, state and local income tax, as well as the federal alternative minimum tax. The kinds of taxable securities in which the Fund may invest are limited to specific types of short-term, fixed income securities.

As a temporary defensive measure the Municipal Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions as determined by the Manager. Such a temporary defensive position may prevent the Fund from achieving its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

The Municipal Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

However, the Municipal Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Municipal Securities.

Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Municipal Fund's investment. Moreover, changes in interest rates may be caused by various economic factors or political events.

In addition, the Municipal Fund is exposed to the credit risk of the institutions that issue Municipal Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

PRINCIPAL INVESTMENT STRATEGIES FOR ALL FUNDS:

The Funds will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type the Funds may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies, and Fitch, Inc.

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. A Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

Each Fund invests in high quality debt obligations with relatively short maturities. Each Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Funds invest fluctuate based upon interest rates, the financial stability of the issuers and market factors.

The Company may enter into the following arrangements with respect to all three Funds.

REPURCHASE AGREEMENTS. Under a repurchase agreement, the purchaser (for example, one of the Funds) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from that Fund on demand and the effective interest rate is negotiated on a daily basis.

In general, a Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the Board believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

Securities purchased pursuant to a repurchase agreement are held by a Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. A Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.

REVERSE REPURCHASE AGREEMENTS. A Fund may also enter into reverse repurchase agreements, which involve the sale by a Fund of a portfolio security at an agreed upon price, date and interest payment. A Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. A Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.

DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by a Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.

If a Fund enters into a delayed delivery agreement or purchases a when-issued security, that Fund will direct its custodian to place liquid assets (including Money Market Obligations and Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase a Fund's exposure to market fluctuation; may increase the possibility that the Municipal Fund will incur a short-term gain subject to federal taxation; or may increase the possibility that a Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Funds will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of a Fund's net assets would become so committed. The Funds will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

STAND-BY COMMITMENTS. The Municipal Fund may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Fund's option, at a specified price. Stand-by Commitments are also sometimes known as "puts." The Municipal Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition or exercisability of a Stand-by Commitment by the Municipal Fund will not affect the valuation or the average weighted maturity of its underlying portfolio securities. See "Investment Programs and Restrictions - Stand-by Commitments" in the SAI for additional information with respect to Stand-by Commitments.

Consistent with the objective of stability of principal, each Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, each Fund invests in debt securities having remaining maturities of 397 days or less and maintain a weighted average maturity of 90 days or less. However, there can be no assurance that a Fund's net asset value per share of $1.00 will be maintained.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


A schedule of each Fund's complete portfolio holdings, current as of month-end, will be available on the Funds' website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedules are available on the Funds' website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


The Funds' investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 2006, the Manager was the investment manager, advisor or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of eighteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

Pursuant to the investment management contract, the Manager manages each Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.

The Funds pay the Manager an annual fee, calculated daily and paid monthly, of 0.80% of the first $500 million of the Company's average daily net assets, plus 0.775% of the next $500 million of the Company's average daily net assets, plus 0.750% of the next $500 million of the Company's average daily net assets, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 2006, the Company paid the Manager fees that represented 0.74% of the Cortland General Fund's average daily net assets, 0.74% of the U.S. Government Fund's average daily net assets and 0.74% of the Municipal Money Market Fund's average daily net assets, respectively, on an annualized basis. A discussion regarding the basis for the Board of Directors approving the continuance of the investment management contract is available in each semi-annual report to shareholders.


SHAREHOLDER INFORMATION

Each Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions. All transactions in the Funds are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from (i) Oppenheimer & Co. Inc. for orders placed through Oppenheimer & Co. Inc.'s sweep service or through Oppenheimer & Co. Inc. securities account, and (ii) the retirement plan sponsor or administrator for orders placed through the Oppenheimer & Co. Inc. retirement plan.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Only the Advantage Shares of the Funds are offered through this Prospectus. All Fund shares are held in an omnibus account at the Company through Oppenheimer & Co. Inc., or through Oppenheimer & Co. Inc. retirement plan sponsors or administrators which will maintain individual investor accounts. Oppenheimer & Co. Inc. and its affiliates and the Oppenheimer & Co. Inc. retirement plan sponsors or administrators may impose account fees separate from any fees charged by the Fund and may also set deadlines for receipt of orders from investors that are earlier than the deadline of the Fund due to processing and other reasons. Investors should read this prospectus in conjunction with the materials provided by Oppenheimer & Co. Inc. and any plan sponsors or administrators.

Oppenheimer & Co. Inc. may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with Oppenheimer & Co. Inc. before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with Oppenheimer & Co. Inc. Oppenheimer & Co. Inc. is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously.

Orders placed through the Oppenheimer & Co. Inc. retirement plan will receive the net asset value of the Fund's shares next determined after the Fund's transfer agent receives the orders from the retirement plan sponsors or administrators. There is no minimum initial or subsequent investment for Advantage Shares.

INITIAL INVESTMENTS (PURCHASES)
--------------------------------------------------------------------------------

Contact your Financial Advisor to arrange for an initial investment in a Fund. You may use a Fund either as the money market fund tied to your Oppenheimer & Co. Inc. securities account through Oppenheimer & Co. Inc.'s sweep service or as an additional investment position held in your securities account.

The "sweep" means that cash is automatically invested in a Fund when the cash becomes available in your Oppenheimer & Co. Inc. securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. Amounts of $10,000 or more are invested on the next business day; amounts less than $10,000 are invested once a week on the first business day of the following week. The sweep automatically withdraws cash from the Fund when appropriate to cover purchases or other activities in your account.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for an initial investment in the Fund.

SUBSEQUENT INVESTMENTS (PURCHASES)
--------------------------------------------------------------------------------

Mail or deliver your check, payable to Oppenheimer & Co. Inc., to your Financial Advisor. Please write your securities account number and the Fund name on the check. If you wish to make an investment by sending a wire from your bank, contact your Financial Advisor to obtain wiring instructions.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for subsequent investments in the Fund.

GENERAL INFORMATION ON PURCHASES
--------------------------------------------------------------------------------

Advantage Shares of the Funds may be purchased through Oppenheimer & Co. Inc. Orders for purchase of shares are accepted only on a "business day of the Company," which means any day on which both the New York Stock Exchange and the Bank of New York (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. In addition, the Fund does not accept cash, and may refuse cash equivalents (i.e. travelers cheques, money orders, cashier checks or similar instruments) and certain other forms of payment at its discretion. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order. Net asset value is normally determined at 4:00 p.m. Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received prior to 4:00 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. The Company will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position.

Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.

WITHDRAWALS (REDEMPTIONS)
--------------------------------------------------------------------------------

For withdrawals other than those automatically activated by the sweep, please instruct your Financial Advisor as to the withdrawal amount and the delivery of the proceeds.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for redemptions of shares held in the Fund.

GENERAL INFORMATION ON REDEMPTIONS
--------------------------------------------------------------------------------

You may redeem your shares, in whole or in part, on any day on which a Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

Each Fund and its agents reserves the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of

"blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

In addition, in accordance with applicable customer identification regulations, each Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If a Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

DISTRIBUTOR
--------------------------------------------------------------------------------

The Company, on behalf of each of its series, has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreements") with Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions that may furnish services to shareholders on behalf of the Company. Pursuant to plans of distribution (the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act and initially approved by the Board on September 12, 2002, each of the Funds may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Rule 12b-1 Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Funds, out of its past profits or from any other source available to the Distributor.

The Rule 12b-1 Plans will only make payments for expenses actually incurred by the Distributor. The Rule 12b-1 Plans will not carry over expenses from year to year and if a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments past the date the Rule 12b-1 Plan terminates.

Because Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost an investor more than paying other types of sales charges.

Each Fund has adopted a Shareholder Servicing Plan for its Advantage Shares. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the appropriate class of shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including Oppenheimer & Co. Inc. and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.


Oppenheimer & Co. Inc. receives distribution and servicing payments from the Distributor with respect to the Advantage Shares in amounts that exceed the payments the Distributor receives from the Funds pursuant to the Rule 12b-1 Plan, Distribution Agreement and Shareholder Servicing Plan with respect to such shares. The excess of such payments over the total payments the Distributor receives from the Fund represents payments made out of the Manager's and/or Distributor's own resources. These payments may be referred to as "revenue sharing" but do not change the price paid by investors to purchase the Funds' shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Oppenheimer & Co. Inc. for providing services to the Funds or their shareholders, including, without limitation, shareholder servicing and distribution assistance. The amount of these payments may create an incentive for Oppenheimer & Co. and its affiliates to sell shares of the Funds to you or to recommend the Funds complex over similar funds in other complexes. Please speak with your financial advisor to learn more about these payments. Additional information regarding these payments can be found in the Fund's SAI. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for Oppenheimer & Co. and may provide non-cash compensation to Oppenheimer & Co. such as sponsorship or funding of sales seminars; tickets to sporting events, theater or other entertainment; opportunities to participate in golf or other outings, and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


FREQUENT TRADING
--------------------------------------------------------------------------------

The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under "General Information on Purchases" the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

DIVIDENDS AND TAXES

DIVIDENDS
--------------------------------------------------------------------------------

It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.

TAXES
--------------------------------------------------------------------------------

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It is each Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that each Fund will each satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

If a Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

Distributions by the Municipal Fund of its tax-exempt interest income are designated as exempt-interest dividends, which are excludable from gross income for federal income tax purposes. However, shareholders are required to report the receipt of exempt-interest dividends, together with other tax-exempt interest, on their federal income tax returns. In addition, these exempt-interest dividends may be subject to the federal alternative minimum tax ("AMT") and will be taken into account in determining the portion, if any, of Social Security benefits received that must be included in gross income for federal income tax purposes. Further, interest or indebtedness incurred or continued by a shareholder to purchase or carry shares of the Municipal Fund (which indebtedness likely need not be directly traceable to the purchase or carrying of such shares) will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends to the shareholder during such shareholders taxable year. Finally, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Municipal Fund likely will be subject to tax on dividends paid by such Fund that are derived from interest on such bonds.

The Municipal Fund may invest in securities the interest on which is (and the dividends paid by the Fund derived from such interest are) subject to federal income tax, but such taxable securities will not exceed 20% of the value of the Municipal Fund's total assets. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends of the Municipal Fund declared during that year. These percentages may differ from the actual percentages for any particular day.

Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

Tax-exempt interest on specified private activity bonds issued after August 7, 1986, is treated as a tax preference item for purposes of the AMT. Thus, corporate and individual shareholders of the Municipal Fund may incur an AMT liability as a result of receiving exempt-interest dividends from the Fund to the extent such dividends are attributable to interest from such private activity bonds. In addition, because all exempt-interest dividends are included in a corporate shareholder's adjusted current earnings (which is used in computing a separate preference item for corporations), corporate shareholders may incur an AMT liability as a result of receiving exempt-interest dividends from the Municipal Fund.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of a Fund. In general, distributions by a Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by the shareholders on December 31 of the preceding year.

A shareholder will recognize gain or loss upon the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as a Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of a Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of a Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends (i.e., dividends that are not capital gain dividends, exempt-interest dividends, interest-related dividends or short-term capital gain dividends) paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.

Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by a Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the SAI. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Funds, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

FINANCIAL HIGHLIGHTS


This financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                                                Cortland General Money Market Fund
                                                                 -----------------------------------------------------------------
                                                                          For the Year Ended                September 5, 2002
Advantage Primary Shares                                                       March 31,              (Commencement of Offering) to
----------------                                                    2006         2005         2004           March 31, 2003
                                                                 ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................          $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ----------   ----------   ----------          ----------
Income from investment operations:
  Net investment income................................             0.028        0.009        0.003               0.002
  Net realized and unrealized gain(loss) on investments             0.000        0.000        0.000                --
                                                                 ----------   ----------   ----------          ----------
Total from investment operations.......................             0.028        0.009        0.003               0.002
Less distributions from:
  Dividends from net investment income.................            (0.028)      (0.009)      (0.003)             (0.002)
  Net realized gains on investments....................            (0.000)      (0.000)      (0.000)             ( --  )
                                                                 ----------   ----------   ----------          ----------
Total distributions....................................            (0.028)      (0.009)      (0.003)             (0.002)
                                                                 ----------   ----------   ----------          ----------
Net asset value, end of period.........................          $  1.00       $ 1.00        $1.00               $1.00
                                                                 ==========   ==========   ==========          ==========
Total Return...........................................             2.81%        0.87%        0.31%               0.19%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................          $2,769,928   $2,692,402   $1,858,743          $2,365,911
Ratios to average net assets:
  Expenses (net of fees waived)........................             1.01%        0.94%        0.90%               0.90%(b)
  Net investment income................................             2.79%        0.92%        0.31%               0.54%(b)
  Distribution and shareholder servicing fees waived...             0.23%        0.29%        0.35%               0.35%(b)

(a) Not annualized
(b) Annualized

This financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                                                       U.S. Government Fund
                                                                 -----------------------------------------------------------------
                                                                          For the Year Ended                November 22, 2002
Advantage Government Shares                                                   March 31,              (Commencement of Offering) to
----------------                                                    2006         2005         2004           March 31, 2003
                                                                 ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................          $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ----------   ----------   ----------          ----------

Income from investment operations:
  Net investment income................................             0.027        0.008        0.003               0.002
  Net realized and unrealized gain(loss) on investments              --           --          0.000                --
                                                                 ----------   ----------   ----------          ----------
Total from investment operations.......................             0.027        0.008        0.003               0.002
Less distributions from:
  Dividends from net investment income.................            (0.027)      (0.008)      (0.003)             (0.002)
  Net realized gains on investments....................            ( --  )      ( --  )      (0.000)             ( --  )
                                                                 ----------   ----------   ----------          ----------
Total distributions....................................            (0.027)      (0.008)      (0.003)             (0.002)
                                                                 ----------   ----------   ----------          ----------
Net asset value, end of period.........................          $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ==========   ==========   ==========          ==========
Total Return...........................................             2.72%        0.79%        0.26%               0.18%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................          $  202,119   $  210,229   $   95,525          $   96,429
Ratios to average net assets:
  Expenses (net of fees waived)........................             1.01%        0.94%        0.90%               0.90%(b)
  Net investment income................................             2.66%        0.87%        0.24%               0.51%(b)
  Distribution and shareholder servicing fees waived...             0.23%        0.30%        0.35%               0.35%(b)

(a) Not annualized
(b) Annualized

This financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                                                     Municipal Money Market Fund
                                                                   -----------------------------------------------------------------
                                                                            For the Year Ended                November 22, 2002
Advantage Municipal Shares                                                     March 31,              (Commencement of Offering) to
----------------                                                      2006         2005         2004           March 31, 2003
                                                                   ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................            $  1.00      $  1.00      $  1.00             $  1.00
                                                                   ----------   ----------   ----------          ----------
Income from investment operations:
   Net investment income...............................               0.017        0.005        0.002               0.001
   Net realized and unrealized gain(loss) on investments               --           --          0.000                --
                                                                   ----------   ----------   ----------          ----------
Total from investment operations.......................               0.017        0.005        0.002               0.001
Less distributions from:
   Dividends from net investment income................              (0.017)      (0.005)      (0.002)             (0.001)
   Net realized gains on investments...................              ( --  )      ( --  )      (0.000)             ( --  )
                                                                   ----------   ----------   ----------          ----------
Total distributions....................................              (0.017)      (0.005)      (0.002)             (0.001)
                                                                   ----------   ----------   ----------          ----------
Net asset value, end of period.........................            $  1.00      $  1.00      $  1.00             $  1.00
                                                                   ==========   ==========   ==========          ==========
Total Return...........................................               1.76%        0.53%        0.21%               0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................            $  129,637   $  126,133   $   81,769          $  112,686
Ratios to average net assets:
   Expenses (net of fees waived).......................               1.01%        0.94%        0.90%               0.90%(b)
   Net investment income...............................               1.74%        0.56%        0.21%               0.32%(b)
   Distribution and shareholder servicing fees waived..               0.24%        0.31%        0.35%               0.35%(b)

(a) Not annualized
(b) Annualized

                     NOTICE OF REICH & TANG* PRIVACY POLICY


         We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

         We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

         We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

         We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.


---------------------

* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.



                THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

THIS PAGE INTENTIONALLY LEFT BLANK

SHARES OF CORTLAND TRUST, INC. -
CORTLAND GENERAL MONEY MARKET FUND           OPPENHEIMER [GRAPHIC OMITTED]
U.S. GOVERNMENT FUND                    AVAILABLE EXCLUSIVELY TO CUSTOMERS OF
MUNICIPAL MONEY MARKET FUND            OPPENHEIMER & CO. INC. AND ITS AFFILIATES




A Statement of Additional Information
(SAI) dated July 28, 2006, includes
additional information about the Funds
and its investments and is incorporated
by reference into this Prospectus.
Additional information about each Fund's investments is available in the
Company's annual and semi-annual reports to shareholders. You may obtain the SAI and the annual and semi-annual reports without charge by calling the Funds at
(212) 830-5345 or toll-free at (800)
433-1918. You may also obtain the SAI
and the annual and semi-annual reports
without charge by visiting the Fund's
website at http://www.money-funds.com/
funds/AdvantageLiquidity. To request
other information about the Funds,
please call your financial intermediary
or the Funds.



A current SAI has been filed with the                    ADVANTAGE PRIMARY
Securities and Exchange Commission.                      LIQUIDITY FUND
Information about the Fund (including
the SAI) is also available from the
Public Reference Room of the Securities                  ADVANTAGE GOVERNMENT
and Exchange Commission. Information on                  LIQUIDITY FUND
the operation of the Public Reference
Room may be obtained by calling the                      ADVANTAGE MUNICIPAL
Commission at (202) 551-8090. Fund                       LIQUIDITY FUND
reports and other information about
the Fund are available on the EDGAR                      PROSPECTUS
Database on the Commission's Internet                    July 28, 2005
site at http://www.sec.gov. Copies of
this information may be obtained, after
paying a duplicating fee, by electronic
request at publicinfo@sec.gov, or by
writing the Commission's Public Reference
Section, Washington, D.C. 20549-0102.



Investment Company Act No. 811-4179

                Reich & Tang Distributors, Inc.
                      600 Fifth Avenue
                    New York, NY 10020
                      (212) 830-5220


  ADV_CORT7/28/06P

MONEY MARKET XPRESS FUND
SHARES OF CORTLAND TRUST, INC. -CORTLAND GENERAL MONEY MARKET FUND
================================================================================

     PROSPECTUS

     JULY 28, 2006


Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals. This Prospectus relates exclusively to the money market Xpress fund class of shares (the "Xpress Shares") of the Cortland Trust, Inc. - Cortland General Money Market Fund (the "Fund") offered exclusively by optionsXpress, Inc. and brokersXpress, LLC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF THE REICH & TANG PRIVACY POLICY IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT PART OF THE PROSPECTUS.

Available through:

optionsXpress, Inc.
39 South LaSalle Street, Suite 220
Chicago, Illinois  60603-1608

brokersXpress, LLC
39 South LaSalle Street, Suite 220
Chicago, Illinois  60603-1608

optionsXpress, Inc.:(888) 280-8020
brokersXpress, LLC:(888) 280-7030

     TABLE OF CONTENTS

Risk/Return Summary: Investments, Risks and Performance                     3
Fee Table                                                                   6
Investment Objective, Principal Investment Strategies and Related Risks     7
Management, Organization and Capital Structure                             12
Shareholder Information                                                    13
Dividends and Taxes                                                        19

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the Fund's investments would decline in value.

o The Fund may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.

RISK/RETURN BAR CHART AND TABLE
--------------------------------------------------------------------------------

The following bar chart and table may assist you in deciding whether to invest in the Xpress Shares of the Fund. The bar chart shows the change in the annual return of the Xpress Shares' over the last calendar year. The table shows the Xpress Shares' average annual return for the last one year period, and since inception. While analyzing this information, please note that the Xpress Shares' past performance is not an indicator of how it will perform in the future. The Xpress Shares' current 7-day yield may be obtained by calling either optionsXpress, Inc. or brokersXpress, LLC toll-free at the number listed below:


     optionsXpress, Inc.:(888) 280-8020
     brokersXpress, LLC:(888) 280-7030

Xpress Shares (1),(2)

CALENDAR YEAR END        % TOTAL RETURN


2005                     2.07%



(1) The Xpress Shares' highest quarterly return was 0.72% for the quarter ended December 31, 2005; the lowest quarterly return was 0.32%% for the quarter ended March 31, 2005.

(2)  The Xpress Shares' year-to-date return as of June 30, 2006 was 1.76%

       AVERAGE ANNUAL TOTAL RETURNS - XPRESS SHARES
       FOR THE PERIODS ENDED DECEMBER 31, 2005
       One Year                                                2.07%
       Since Inception*                                        1.76%

           * Inception date is September 17, 2004 for the Xpress Shares.


                                    FEE TABLE
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold
Xpress Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Sales Charge (Load) Imposed on Purchases                          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  XPRESS SHARES

   Management Fees                                        0.74%
   Distribution (12b-1) Fees                              0.25%
   Other Expenses*                                        0.25%

         Shareholder Servicing Fees               0.25%
                                                       ---------
   Total Annual Fund Operating Expenses                   1.24%
                                                          =====

* During the fiscal year ended March 31, 2006, in addition to the Shareholder Servicing Fees, the Fund had other expenses of (0.01%) due to an expense adjustment. Actual Total Fund Operating Expenses were 1.23%

   EXAMPLE


This example is intended to help you compare the cost of investing in the Xpress
Shares of the Fund with the cost of investing in other money market funds. The example assumes that you invest $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Xpress Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR            3 YEARS           5 YEARS      10 YEARS
         XPRESS SHARES                      $126              $393              $681         $1,500

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Fund may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the Federal Deposit Insurance Company or (b) those issued by banks that, at the date of their latest public reporting, have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board") of the Company, of which the Fund is a series, believes present minimal credit risk.

The Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Company. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its Fund's total assets at the time of purchase.

The Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information ("SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.

The Fund will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type the Funds may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies, and Fitch, Inc.

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of the Fund's total assets or $1 million. The Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

The Fund invests in high quality debt obligations with relatively short maturities. The Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Fund invests fluctuate based upon interest rates, the financial stability of the issuers and market factors.

The Company may enter into the following arrangements with respect to the Fund.

REPURCHASE AGREEMENTS. Under a repurchase agreement, the purchaser (for example, the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis.

In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the Board believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements, which involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. The Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. The Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.

DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.

If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian to place liquid assets (including Money Market Obligations and Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation or increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of the Fund's net assets would become so committed. The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

                   ------------------------------------------

Consistent with the objective of stability of principal, the Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Fund invests in debt securities having remaining maturities of 397 days or less and maintain a weighted average maturity of 90 days or less. However, there can be no assurance that the Fund's net asset value per share of $1.00 will be maintained.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

The Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

However, the Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.

Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Fund's investments. Moreover, changes in interest rates may be caused by various economic factors or political events.

In addition, the Fund is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Investors should also note that the Fund invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

PORTFOLIO HOLDINGS

A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 2006, the Manager was the investment manager, advisor or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of sixteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.


The Fund pays the Manager an annual fee, calculated daily and paid monthly, of 0.80% of the first $500 million of the Company's average daily net assets, plus 0.775% of the next $500 million of the Company's average daily net assets, plus 0.750% of the next $500 million of the Company's average daily net assets, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 2006, the Company paid the Manager fees that represented 0.74% of the Fund's average daily net assets on an annualized basis. A discussion regarding the basis for the Board of Directors approving the continuance of the investment management contract is available in each semi-annual report to shareholders.


SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions. All transactions in the Fund are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from optionsXpress, Inc. and brokersXpress, LLC.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Only the Xpress Shares of the Fund are offered through this Prospectus.

optionsXpress, Inc. and brokersXpress, LLC and their affiliates may impose account fees separate from any fees charged by the Fund and therefore investors should read this prospectus in conjunction with the materials provided by optionsXpress, Inc. and brokersXpress, LLC and their affiliates.

optionsXpress, Inc. and brokersXpress, LLC may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with optionsXpress, Inc. and brokersXpress, LLC before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with optionsXpress, Inc. and brokersXpress, LLC. Both optionsXpress, Inc. and brokersXpress, LLC are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

There is no minimum initial or subsequent investment for Xpress Shares.

INITIAL INVESTMENTS (PURCHASES)
--------------------------------------------------------------------------------

Contact your Financial Advisor to arrange for an initial investment in the Fund. You may use the Fund either as the money market fund tied to your optionsXpress, Inc. or brokersXpress, LLC securities account through optionsXpress, Inc. or brokersXpress, LLC's sweep service or as an additional investment position held in your securities account.

The "sweep" means that cash is automatically invested in the Fund when the cash becomes available in your optionsXpress, Inc. or brokersXpress, LLC securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. The sweep automatically withdraws cash from the Fund when appropriate to cover purchases or other activities in your account.

SUBSEQUENT INVESTMENTS (PURCHASES)
--------------------------------------------------------------------------------

Mail or deliver your check, payable to optionsXpress, Inc. or brokersXpress, LLC, to your Financial Advisor. Please write your securities account number and the Fund name on the check. If you wish to make an investment by sending a wire from your bank, contact your Financial Advisor to obtain wiring instructions.

GENERAL INFORMATION ON PURCHASES
--------------------------------------------------------------------------------

Xpress Shares of the Fund may be purchased through optionsXpress, Inc. or brokersXpress, LLC. Orders for purchase of shares are accepted only on a "business day of the Company," which means any day on which both the New York Stock Exchange and the Bank of New York (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. In addition, the Fund does not accept cash, and may refuse cash equivalents (i.e. travelers cheques, money orders, cashier checks or similar instruments) and certain other forms of payment at its discretion. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order. Net asset value is normally determined at 4:00 p.m. Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received prior to 4:00 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. The Company will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position.

Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.

WITHDRAWALS (REDEMPTIONS)
--------------------------------------------------------------------------------

For withdrawals other than those automatically activated by the sweep, please instruct your Financial Advisor as to the withdrawal amount and the delivery of the proceeds.

GENERAL INFORMATION ON REDEMPTIONS
--------------------------------------------------------------------------------

You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

The Fund and its agents reserves the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Some of the redemption procedures described above may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares.

DISTRIBUTOR
--------------------------------------------------------------------------------

The Company, on behalf of the Fund has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreement") with Reich & Tang Distributors, Inc., 600 Fifth

Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Fund, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions that may furnish services to shareholders on behalf of the Company. Pursuant to a plan of distribution (the "Rule 12b-1 Plan") adopted pursuant to Rule 12b-1 under the 1940 Act and initially approved by the Board on June 10, 2004, the Fund may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis 0.25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments directly or indirectly from the Fund for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Rule 12b-1 Plan. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Fund, out of its past profits or from any other source available to the Distributor.

The Rule 12b-1 Plan will only make payments for expenses actually incurred by the Distributor. The Rule 12b-1 Plan will not carry over expenses from year to year and if the Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments past the date the Rule 12b-1 Plan terminates.

Because Rule 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost an investor more than paying other types of sales charges.

The Fund has adopted a Shareholder Servicing Plan for its Xpress Shares. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Fund. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services the Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the appropriate class of shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including optionsXpress, Inc. or brokersXpress, LLC and their affiliates, other financial institutions, and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

In addition to receiving Rule 12b-1 fees and shareholder servicing fees, Goldman Sachs Execution & Clearing, LLC, the clearing broker for optionsXpress, Inc. and brokersXpress, LLC will also receive other cash payments from the Fund or the Manager for making shares of the Fund available to investors through the "sweep" arrangement or otherwise. These payments will be calculated as a percentage of the asset value of the Fund shares sold through optionsXpress, Inc. and brokersXpress, LLC and the amount of the payments will vary depending on the amount of any fee waivers implemented by the Manager. Goldman Sachs Execution & Clearing, LLC will pay a portion of the payments that it receives from the Fund or the Manager to optionsXpress, Inc. and brokersXpress, LLC. The amount of the portion paid to each of these firms will depend on the value of the Fund shares held by the customers of that firm.

The payments made to each of Goldman Sachs Execution & Clearing, LLC, optionsXpress, Inc. and brokersXpress, LLC will be significant. The sweep vehicle is an automatic feature of an investor's account, and will facilitate the provision of checkwriting or other services to investors. Investors may wish to compare the Fund to alternative investments which may have different affiliated services but may also have lower fees or may offer higher returns than the Fund.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Funds under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers' assets in the Funds. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Funds' shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Funds or their shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Funds or to recommend the Funds over similar funds in other complexes. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the SAI. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the

Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events; theater or other entertainment; opportunities to participate in golf or other outings; and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


FREQUENT TRADING
--------------------------------------------------------------------------------

The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under "General Information on Purchases," the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

DIVIDENDS AND TAXES

DIVIDENDS
--------------------------------------------------------------------------------

It is the policy of the Company, with respect to the Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.

TAXES
--------------------------------------------------------------------------------

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It is the Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

Distributions by the Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year.

A shareholder will recognize gain or loss upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as the Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of the Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends (i.e., dividends that are not capital gain dividends, exempt-interest dividends, interest-related dividends or short-term capital gain dividends) paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.

Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by the Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the SAI. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

FINANCIAL HIGHLIGHTS


This financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                          Cortland General Money Market Fund
                                                                 ---------------------------------------------------

                                                                  For The Year Ended        September 17, 2004
Xpress Shares                                                       March 31, 2006     (Commencement of Offering) to
-------------                                                       --------------            March 31, 2005
Per Share Operating Performance:                                                              --------------
(for a share outstanding throughout the period)
Net asset value, beginning of period...................               $  1.00                   $  1.00
                                                                      ----------                ----------
Income from investment operations:
  Net investment income................................                  0.025                     0.005
  Net realized and unrealized gain(loss) on investments                  0.000                      --
                                                                      ----------                ----------
Total from investment operations.......................                  0.025                     0.005
Less distributions from:
  Dividends from net investment income.................                 (0.025)                   (0.005)
  Net realized gains on investments....................                 (0.000)                   ( --  )
                                                                      ----------                ----------
Total distributions....................................                 (0.025)                   (0.005)
                                                                      ----------                ----------
Net asset value, end of period.........................               $  1.00                   $  1.00
                                                                      ==========                ==========
Total Return...........................................                  2.58%                     0.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................               $ 1,218,788               $ 803,938
Ratios to average net assets:
  Expenses.............................................                  1.23%                     1.23%(b)
  Net investment income................................                  2.63%                     1.05%(b)


(a)  Not annualized
(b)  Annualized


                     NOTICE OF REICH & TANG* PRIVACY POLICY

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

---------------------
* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

                 THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

Shares of Cortland Trust, Inc. -
Cortland General Money Market Fund

========================================


A current SAI has been filed with the                   PROSPECTUS
Securities and Exchange Commission.                     JULY 28, 2006
Information about the Fund (including
the SAI) is also available from the
Public Reference Room of the Securities
and Exchange Commission. Information on                 MONEY MARKET XPRESS FUND
the operation of the Public Reference
Room may be obtained by calling the
Commission at (202) 551-8090. Fund
reports and other information about the
Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public
Reference Section, Washington, D.C.
20549-0102.

========================================
A Statement of Additional Information
(SAI) dated July 28, 2006 includes
additional information about the Fund
and its investments and is incorporated
by reference into this Prospectus.
Further information about the Fund's
investments is available in the
Company's annual and semi-annual reports
to shareholders. You may obtain the SAI
and the annual and semi-annual reports
without charge by calling the Fund at
(212) 830-5345 or toll-free at (800)
433-1918. You may also obtain the SAI
and the annual and semi-annual reports
without charge by visiting the Fund's
website at
http://www.money-funds.com/funds/mmXpress.
To request other information about the
Fund, please call your financial
intermediary or the Fund.
===========================================

Investment Company Act No. 811-4179

             REICH & TANG DISTRIBUTORS, INC.
                      600 FIFTH AVENUE
                    NEW YORK, NY 10020
                      (212) 830-5220

  OPX_CORT7/28/06P

[GRAPHIC OMITTED]

                                SHORT TERM FUND
-------------------------------------------------------------------------------
GENERAL SHARES OF CORTLAND TRUST, INC. -CORTLAND GENERAL MONEY MARKET FUND

PROSPECTUS


JULY 28, 2006


Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for individuals and institutional customers. This Prospectus relates exclusively to the Short Term Fund General Class of shares (the "Short Term Shares") of the Cortland General Money Market Fund (the "Fund") offered exclusively by MetLife Securities, Inc. and its affiliated Broker-Dealers (respectively, New England Securities Corp., and Walnut Street Securities, Inc.) (the "MetLife Broker-Dealers").

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF THE REICH & TANG PRIVACY POLICY IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT PART OF THE PROSPECTUS.

    Cortland Trust, Inc.
    600 Fifth Avenue
    New York, NY 10020
    (212) 830-5345

[GRAPHIC OMITTED]

        TABLE OF CONTENTS

 3      Risk/Return Summary: Investments, Risks and Performance
 6      Fee Table
 7      Investment Objective, Principal Investment Strategies and Related Risks
 12     Management, Organization and Capital Structure
 12     Shareholder Information
 15     Dividends and Taxes
 18     Financial Highlights

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the Fund's investments would decline in value.

o The Fund may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.

RISK/RETURN BAR CHART


The following bar chart and table may assist you in deciding whether to invest in the Short Term Shares of the Fund. The bar chart shows the change in the annual return of the Fund for the last three calendar years. The table shows the Short Term Shares' average annual return for the last one year period and since inception. While analyzing this information, please note that the Short Term Shares' past performance is not an indicator of how it will perform in the future. The Short Term Shares' current 7-day yield may be obtained by calling the appropriate MetLife Broker-Dealer toll-free at the number listed below:


      MetLife Securities, Inc.          1-800-638-8378
      New England Securities, Corp.     1-800-472-7227
      Walnut Street Securities, Inc.    1-800-862-6363

Short Term Shares (1),(2),(3)
CALENDAR YEAR END       % TOTAL RETURN


2003                    0.27%
2004                    0.47%


(1) The Short Term Fund Shares' highest quarterly return was 0.77% for the quarter ended December 31, 2005; the lowest quarterly return was 0.04% for the quarter ended September 30, 2003.


(2) MetLife Broker-Dealers may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.


(3) The Short Term Fund Shares' year-to-date return as of June 30, 2006 was 1.88%%.

AVERAGE ANNUAL TOTAL RETURNS - SHORT TERM FUND SHARES
FOR THE PERIODS ENDED DECEMBER 31, 2005

        One Year                            2.31%
        Since Inception*                    0.99%

* The inception date is September 5, 2002 for the Short Term Fund Shares.

                                    FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Short Term Shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases...............None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                    SHORT TERM SHARES

    Management Fees                                       0.74%
    Distribution and Service (12b-1) Fees                 0.25%
    Other Expenses                                        0.01%
                                                          -----
    Total Annual Fund Operating Expenses                  1.00%
                                                          =====

   EXAMPLE


This example is intended to help you compare the cost of investing in the Short
Term Shares of the Fund with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the Short Term Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Short Term Shares' operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR           3 YEARS          5 YEARS      10 YEARS
          $102             $318             $552          $1,225

             INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
                                AND RELATED RISKS

INVESTMENT OBJECTIVE

The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Fund may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the Federal Deposit Insurance Company or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board") of the Company, of which the Fund is a series, believes present minimal credit risk.

The Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Company. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its total assets at the time of purchase.

The Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information ("SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.

The Fund will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies, and Fitch, Inc.

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. The Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

The Fund invests in high quality debt obligations with relatively short maturities. The Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Fund invests fluctuate based upon interest rates, the financial stability of the issuers and market factors.

The Fund may enter into the following arrangements.

REPURCHASE AGREEMENTS. Under a repurchase agreement, the purchaser (for example, the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis.

In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the investment adviser believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements, which involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. The Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. The Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.

DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.

If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian to place liquid assets (including Money Market Obligationsand Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation; or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of the Fund's net assets would become so committed. The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

  ----------------------------------------------------------------------------

Consistent with the objective of stability of principal, the Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Fund invests in debt securities having remaining maturities of 397 days or less and maintains a weighted average maturity for the Fund of 90 days or less. However, there can be no assurance that the Fund's net asset value per share of $1.00 will be maintained.

PRINCIPAL RISKS

The Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

However, the Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.

Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Fund's investments. Moreover, changes in interest rates may be caused by various economic factors or political events.

In addition, the Fund is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Investors should also note that the Fund invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

PORTFOLIO HOLDINGS


A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of sixteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

Pursuant to the investment management contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.

The Fund pays the Manager an annual fee, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets:
0.80% of the first $500 million of the Company's average daily net assets, plus 0.775% of the next $500 million of the Company's average daily net assets, plus 0.750% of the next $500 million of the Company's average daily net assets, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 2006, the Company paid the Manager fees that represented 0.74% of the Fund's average daily net assets, on an annualized basis. A discussion regarding the basis for the Board of Directors approving the continuance of the investment management contract is available in each semi-annual report to shareholders.


SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions. All transactions in the Fund are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from MetLife Broker-Dealers.

PURCHASES THROUGH A METLIFE BROKER-DEALER

Only the Short Term Shares of the Fund are offered through this Prospectus. These shares are offered through a MetLife Broker-Dealer. All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual accounts.

There is no minimum initial or subsequent investment for Short Term Shares.

Investors may submit their initial and subsequent investments directly through a MetLife Broker-Dealer. For an initial investment, investors should submit payment and, if required, a completed Investor Application to their MetLife Broker-Dealer, who will transmit such payment to the Company on behalf of the investor and supply the Company with required account information. The MetLife Broker-Dealers offer automatic daily "sweep" of funds between your brokerage account and the Fund. Sweep account balances begin to earn dividends on the first day following the date that the share purchase or exchange order is effected and through the date that a redemption order is effected. For further information and for details concerning the automatic purchase and redemption of Short Term Shares, contact your MetLife Broker-Dealer representative. The Company is not responsible for any delay caused by a MetLife Broker-Dealer in forwarding an order to the Company. The MetLife Broker-Dealers have a responsibility to transmit orders promptly.

When instructed by a shareholder to purchase or redeem shares, a MetLife Broker-Dealer, on behalf of the shareholder, promptly transmits to the Company's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

INITIAL AND SUBSEQUENT PURCHASES:

BY CHECK:

Make your check payable to your MetLife Broker-Dealer (please include your account number on the check) and mail or deliver your check to your MetLife Broker-Dealer c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830.

BY SWEEP:

MetLife Broker-Dealers offer automatic daily "sweep" of funds from your brokerage account to the Fund.

GENERAL INFORMATION ON PURCHASES

All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual investor accounts. Short Term Shares of the Fund may be purchased through a MetLife Broker-Dealer c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830. Orders for purchase of shares are accepted only on a "business day of the Company," which means any day on which both the New York Stock Exchange and the Bank of New York (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. In addition, the Fund does not accept cash, and may refuse cash equivalents (i.e. travelers cheques, money orders, cashier checks or similar instruments) and certain other forms of payment at its discretion. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order. Net asset value is normally determined at 4:00 p.m. Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received prior to 4:00 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into Federal Funds within two business days and are accepted subject to collection at full face amount. The Company will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position.

MetLife Broker-Dealers may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with a MetLife Broker-Dealer before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with a MetLife Broker-Dealer. The MetLife Broker-Dealer is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously.

Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.

HOW TO REDEEM SHARES

You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

The Fund and its agents reserves the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners. In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Some of the redemption procedures described below may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares.

REDEMPTIONS THROUGH A METLIFE BROKER-DEALER

Shareholders may redeem shares by instructing their MetLife Broker-Dealer to effect their redemption transactions. MetLife Broker-Dealers will transmit the required redemption information to the Company and the proceeds from that redemption will be transmitted to the MetLife Broker-Dealer for the account of the shareholder. The MetLife Broker-Dealers may impose redemption minimums, service fees or other requirements. The MetLife Broker-Dealers have a responsibility to transmit redemption requests promptly.

You may redeem Short Term Shares by contacting your account executive.

   DISTRIBUTOR

The Fund has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreement") with Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions that may furnish services to shareholders on behalf of the Company. Pursuant to a plan of distribution (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act and initially approved by the Board on June 13, 2002, the Fund may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis 0.25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments (12b-1 fees) directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Fund, out of its past profits or from any other source available to the Distributor.


The excess of such payments over the total payments the Distributor receives from the Fund represents payments made out of the Manager's and/or Distributor's own resources and not an expense of the Fund. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide securities dealers with incentive to favor sales of the Fund's shares over other money market funds or other investment options. For more information, please see the Fund's SAI.


The Plan will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if the Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

Because Rule 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost an investor more than paying other types of sales charges.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund or to recommend the fund over similar funds in other complexes. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the SAI. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events, theater or other entertainment; opportunities to participate in golf or other outings; and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


   FREQUENT TRADING

The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under "General Information on Purchases," the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

DIVIDENDS AND TAXES

DIVIDENDS

It is the policy of the Company, with respect to the Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.

TAXES

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It the Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will each satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

Distributions by the Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year.

A shareholder will recognize gain or loss upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as the Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of the Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends (i.e., dividends that are not capital gain dividends, exempt-interest dividends, interest-related dividends or short-term capital gain dividends) paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.

Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by the Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the SAI Information. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

                             FINANCIAL HIGHLIGHTS


This financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                                                                Cortland General Money Market Fund
                                                                 ------------------------------------------------------------------
                                                                          For the Year Ended                November 22, 2002
Short Term Fund Shares                                                         March 31,              (Commencement of Offering) to
----------------------                                              2006         2005         2004           March 31, 2003
                                                                 ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................         $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ----------   ----------   ----------          ----------

Income from investment operations:
  Net investment income.................................            0.028        0.008        0.002               0.004
  Net realized and unrealized gain (loss) on investments            0.000        0.000        0.000                --
                                                                 ----------   ----------   ----------          ----------
Total from investment operations........................            0.028        0.008        0.002               0.004
Less distributions from:
  Dividends from net investment income..................           (0.028)      (0.008)      (0.002)             (0.004)
  Net realized gains on investments.....................           (0.000)      (0.000)      (0.000)             ( --  )
                                                                 ----------   ----------   ----------          ----------
Total distributions.....................................           (0.028)      (0.008)      (0.002)             (0.004)
                                                                 ----------   ----------   ----------          ----------
Net asset value, end of period..........................         $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ==========   ==========   ==========          ==========
Total Return............................................            2.82%        0.81%        0.21%               0.35%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).......................         $  40,484    $  60,783    $  93,039           $ 163,332
Ratios to average net assets:
  Expenses..............................................            1.00%        1.00%        1.00%               1.00%(b)
  Net investment income.................................            2.71%        0.74%        0.22%               0.58%(b)


(a) Not annualized
(b) Annualized


                     NOTICE OF REICH & TANG* PRIVACY POLICY

     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

-----------------

* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

                THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

A Statement of Additional Information
(SAI) dated July 28, 2006 includes
additional information about the Fund           Short Term Fund
and its investments and is incorporated          General Shares
by reference into this Prospectus.
Further information about the Fund's               Prospectus
investments is available in the Fund's            July 28, 2006
annual and semi-annual reports to
shareholders. You may obtain the SAI and the annual and semi-annual without charge by calling the Fund at 1-800-433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund's website at
HTTP://WWW.MONEY-FUNDS.COM/FUNDS/SHORTTERMFUND.
To request other information about the
Fund, please call your financial
intermediary or the Fund.


     [GRAPHIC OMITTED][GRAPHIC OMITTED]


A current SAI has been filed with the
Securities and Exchange Commission.
Information about the Fund (including
the SAI) is also available from the
Public Reference Room of the Securities
and Exchange Commission. Information on
the operation of the Public Reference
Room may be obtained by calling the
Commission at (202) 551-8090. Fund
reports and other information about the
Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public
Reference Section, Washington, D.C.
20549-0102.


Investment Company Act No. 811-4179

            Reich & Tang Distributors, Inc.
                  600 Fifth Avenue
                 New York, NY 10020
                   (212) 830-5345

[GRAPHIC OMITTED]
                                 SHORT TERM FUND

   PREMIER SHARES OF CORTLAND TRUST, INC. - CORTLAND GENERAL MONEY MARKET FUND

PROSPECTUS


JULY 28, 2006


Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for individuals and institutional customers. This Prospectus relates exclusively to the Short Term Fund Premier Class of shares (the "Short Term Premier Shares") of the Cortland General Money Market Fund (the "Fund") offered exclusively by MetLife Securities, Inc. and its affiliated Broker-Dealers (respectively, New England Securities Corp., and Walnut Street Securities, Inc.) (the "MetLife Broker-Dealers").

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NOTICE OF THE REICH & TANG PRIVACY POLICY IS INCLUDED WITH THIS PROSPECTUS BUT IS NOT PART OF THE PROSPECTUS.

    Cortland Trust, Inc.
    600 Fifth Avenue
    New York, NY 10020
    (212) 830-5345

                                TABLE OF CONTENTS

3      Risk/Return Summary: Investments, Risks and Performance
6      Fee Table
7      Investment Objective, Principal Investment Strategies and Related Risks
12     Management, Organization and Capital Structure
12     Shareholder Information
15     Dividends and Taxes

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.

PRINCIPAL RISKS

o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the Fund's investments would decline in value.

o The Fund may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.

  RISK/RETURN BAR CHART

      The following bar chart and table provide information on the Cortland Shares (the "General Shares") of the Cortland General Money Market Fund and may assist you in deciding whether to invest in the Short Term Premier Shares of the Fund. The bar chart shows the change in the annual return of the General Shares over the last ten calendar years. The table shows the General Shares' average annual return for the last one, five, ten year periods and since inception. While analyzing this information, please note that the General Shares' past performance is not an indicator of how either the General Shares or the Short Term Premier Shares will perform in the future. Moreover, the performance figures in the bar chart and table are based upon the General Shares' expenses, which are different from the Short Term Premier Shares' expenses. The Fund's current 7-day yield may be obtained by calling the appropriate MetLife Broker-Dealer toll-free at the number listed below:

      MetLife Securities, Inc.          1-800-638-8378
      New England Securities, Corp.     1-800-472-7227
      Walnut Street Securities, Inc.    1-800-862-6363

[GRAPHIC OMITTED]

CORTLAND GENERAL FUND (1),(2),(3), (4)


Calendar Year End   %Total Return

1996                 4.53%
1997                 4.71%
1998                 4.71%
1999                 4.38%
2000                 5.58%
2001                 3.39%
2002                 0.96%
2003                 0.27%
2004                 0.48%
2005                 2.33%


     (1) The chart shows returns for the General Shares of the Fund (which are not offered by this Prospectus) since, as of December 31, 2005, there were no Short Term Premier Shares issued by the Fund. All classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. If the expenses of the Short Term Premier Shares are higher than the General Shares, then your returns will be lower.


     (2) The General Shares' highest quarterly return was 1.43% for the quarter ended September 30, 2000; the lowest quarterly return was 0.04% for the quarter ended September 30, 2003.

     (3) MetLife Broker-Dealers may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.


     (4)  The General Shares' year-to-date return as of June 30, 2006 was 1.89%.



AVERAGE ANNUAL TOTAL RETURNS - GENERAL SHARES
FOR THE PERIODS ENDED DECEMBER 31, 2005

   One Year                            2.33%
   Five Years                          1.48%
   Ten Years                           3.11%
   Since Inception*                    4.42%

    * The inception date is May 9, 1985 for the General Shares.

                                    FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Short Term Premier Shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases...............None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                         SHORT TERM PREMIER SHARES

 Management Fees                                       0.74%
 Distribution and Service (12b-1) Fees                 0.25%
 Other Expenses*                                       0.11%
                                                       -----
 Total Annual Fund Operating Expenses                  1.10%
                                                       =====
 -------------

* Estimated because there were no Short Term Premier Shares issued during the fiscal year ended March 31, 2006.


   EXAMPLE


This example is intended to help you compare the cost of investing in the Short
Term Premier Shares of the Fund with the cost of investing in other money market funds.

The example assumes that you invest $10,000 in the Short Term Premier Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Short Term Premier Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR                     3 YEARS
                                             $112                       $350

             INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
                                AND RELATED RISKS

INVESTMENT OBJECTIVE

The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").

The Fund may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the Federal Deposit Insurance Company or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board") the Company, of which the Fund is a series, believes present minimal credit risk.

The Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the Federal Deposit Insurance Company. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its total assets at the time of purchase.

The Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information ("SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.

The Fund will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies, and Fitch, Inc.

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. The Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

The Fund invests in high quality debt obligations with relatively short maturities. The Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Fund invests fluctuate based upon interest rates, the financial stability of the issuers and market factors.

The Fund may enter into the following arrangements.

REPURCHASE AGREEMENTS. Under a repurchase agreement, the purchaser (for example, the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such investment more than 10%of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis.

In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the investment adviser believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements, which involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. The Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. The Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.

DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.

If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian to place liquid assets (including Money Market Obligations and Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation; or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of the Fund's net assets would become so committed. The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.
-----------------------
Consistent with the objective of stability of principal, the Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Fund invests in debt securities having remaining maturities of 397 days or less and maintains a weighted average maturity for the Fund of 90 days or less. However, there can be no assurance that the Fund's net asset value per share of $1.00 will be maintained.

PRINCIPAL RISKS

The Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.

However, the Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.

Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Fund's investments. Moreover, changes in interest rates may be caused by various economic factors or political events.

In addition, the Fund is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

Investors should also note that the Fund invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

PORTFOLIO HOLDINGS


A schedule of the Fund's complete portfolio holdings, current as of month-end, will be available on the Fund's website no earlier than 5 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.money-funds.com/portfolioholdings or by calling toll free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.


                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of June 30, 2006, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $16.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of sixteen registered investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

Pursuant to the investment management vontract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.

The Fund pays the Manager an annual fee, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets:
0.80% of the first $500 million of the Company's average daily net assets, plus 0.775% of the next $500 million of the Company's average daily net assets, plus 0.750% of the next $500 million of the Company's average daily net assets, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 2006, the Company paid the Manager fees that represented 0.74% of the Fund's average daily net assets, on an annualized basis. A discussion regarding the basis for the Board of Directors approving the continuance of the investment management contract is available in each semi-annual report to shareholders.

                             SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions. All transactions in the Fund are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from MetLife Broker-Dealers.

PURCHASES THROUGH A METLIFE BROKER-DEALER

Only the Short Term Premier Shares of the Fund are offered through this Prospectus. These shares are offered through a MetLife Broker-Dealer. All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual accounts.

There is no minimum initial or subsequent investment for Short Term Premier Shares.

Investors may submit their initial and subsequent investments directly through a MetLife Broker-Dealer. For an initial investment, investors should submit payment and, if required, a completed Investor Application to their MetLife Broker-Dealer, who will transmit such payment to the Company on behalf of the investor and supply the Company with required account information. The MetLife Broker-Dealers offer automatic daily "sweep" of funds between your brokerage account and the Fund. Sweep account balances begin to earn dividends on the first day following the date that the share purchase or exchange order is effected and through the date that a redemption order is effected. For further information and for details concerning the automatic purchase and redemption of Short Term Premier Shares, contact your MetLife Broker-Dealer representative. The Company is not responsible for any delay caused by a MetLife Broker-Dealer in forwarding an order to the Company. The MetLife Broker-Dealers have a responsibility to transmit orders promptly.

When instructed by a shareholder to purchase or redeem shares, a MetLife Broker-Dealer, on behalf of the shareholder, promptly transmits to the Company's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

INITIAL AND SUBSEQUENT PURCHASES:

BY CHECK:

Make your check payable to your MetLife Broker-Dealer (please include your account number on the check) and mail or deliver your check to your MetLife Broker-Dealer c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830.

BY SWEEP:

MetLife Broker-Dealers offer automatic daily "sweep" of funds from your brokerage account to the Fund.

GENERAL INFORMATION ON PURCHASES

All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual investor accounts. Short Term Premier Shares of the Fund may be purchased through a MetLife Broker-Dealer c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830. Orders for purchase of shares are accepted only on a "business day of the Company," which means any day on which both the New York Stock Exchange and the Bank of New York (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. In addition, the Fund does not accept cash, and may refuse cash equivalents (i.e. travelers cheques, money orders, cashier checks or similar instruments) and certain other forms of payment at its discretion. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order.

Net asset value is normally determined at 4:00 p.m. Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received prior to 4:00 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into Federal Funds within two business days and are accepted subject to collection at full face amount. The Company will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position.

MetLife Broker-Dealers may transmit an investor's purchase or redemption order to the Fund's transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with a MetLife Broker-Dealer before 4:00 p.m. on that day. The investor will then receive the net asset value of the Fund's shares determined as of 4:00 p.m. on the day he placed his order with a MetLife Broker-Dealer. The MetLife Broker-Dealer is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously.

Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.

HOW TO REDEEM SHARES

You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

The Fund and its agents reserves the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Some of the redemption procedures described below may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares.

REDEMPTIONS THROUGH A METLIFE BROKER-DEALER

Shareholders may redeem shares by instructing their MetLife Broker-Dealer to effect their redemption transactions. MetLife Broker-Dealers will transmit the required redemption information to the Company and the proceeds from that redemption will be transmitted to the MetLife Broker-Dealer for the account of the shareholder. The MetLife Broker-Dealers may impose redemption minimums, service fees or other requirements. The MetLife Broker-Dealers have a responsibility to transmit redemption requests promptly.

You may redeem Short Term Premier Shares by contacting your account executive.

DISTRIBUTOR

The Fund has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreement") with Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions that may furnish services to shareholders on behalf of the Company. Pursuant to a plan of distribution (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act and initially approved by the Board on June 13, 2002, the Fund may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments (12b-1 fees) directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plan. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Fund, out of its past profits or from any other source available to the Distributor.


The excess of such payments over the total payments the Distributor receives from the Fund represents payments made out of the Manager's and/or Distributor's own resources and not an expense of the Fund. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide securities dealers with incentive to favor sales of the Fund's shares over other money market funds or other investment options. For more information, please see the Fund's SAI.


The Plan will only make payments for expenses actually incurred by the Distributor. The Plan will not carry over expenses from year to year and if the Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

Because Rule 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost an investor more than paying other types of sales charges.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund or to recommend the fund over similar funds in other complexes. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the SAI. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events, theater or other entertainment; opportunities to participate in golf or other outings; and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


FREQUENT TRADING

The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under "General Information on Purchases," the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund's management or otherwise. The Fund's procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

DIVIDENDS AND TAXES

DIVIDENDS

It is the policy of the Company, with respect to the Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.

TAXES

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It the Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will each satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.

If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.

Distributions by the Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year.

A shareholder will recognize gain or loss upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as the Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of the Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends (i.e., dividends that are not capital gain dividends, exempt-interest dividends, interest-related dividends or short-term capital gain dividends) paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.

Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by the Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.

The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the SAI Information. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

                     NOTICE OF REICH & TANG* PRIVACY POLICY

     We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

     We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

     We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

     We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

---------------------
* For purposes of this notice, "Reich & Tang" includes: Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

             THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

A Statement of Additional Information (SAI) dated July 28, 2006 includes additional information about the Fund and its investments and is incorporated by reference into this prospectus. Further information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. You may obtain the SAI and the annual and semi-annual reports without charge by calling the Fund at 1-800-433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund's website at http://www.money-funds.com/funds/ShortTermFund. To request other information about the Fund, please call your financial intermediary or the Fund.


    SHORT TERM FUND

    PREMIER SHARES

    PROSPECTUS


A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102Commission, Washington, D.C. 20549-0102.


Investment Company Act No. 811-4179

            Reich & Tang Distributors, Inc.
                  600 Fifth Avenue

                 New York, NY 10020

                   (212) 830-5220

CORTLAND                                    600 FIFTH AVENUE, NEW YORK, NY 10020
TRUST, INC.                                                       (212) 830-5345
                                                                  (800) 433-1918
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 28, 2006

RELATING TO THE PROSPECTUS FOR CORTLAND TRUST, INC. CONSISTING OF THE FOLLOWING
PORTFOLIOS: CORTLAND GENERAL MONEY MARKET FUND U.S. GOVERNMENT FUND, AND MUNICIPAL MONEY MARKET FUND DATED JULY 28, 2006


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for Cortland Shares of the Cortland Trust, Inc. (the "Company"), dated July 28, 2006, which may be obtained from your securities dealer or by writing to Reich & Tang Distributors, Inc. (the "Distributor"), 600 Fifth Avenue, New York, New York 10020, or toll free at
(800) 433-1918.

This SAI should be read in conjunction with the Company's Annual Report dated March 31, 2006, which is hereby incorporated by reference. The Annual Report is available, without charge, upon request by calling the toll-free number provided above.


                                                      TABLE OF CONTENTS
-------------------------------------------------------------------------------------------------------------------------------
General Information About the Company......................2         Reports................................................16
Investment Programs and Restrictions.......................2         Financial Statements...................................16
   Investment Programs.....................................2      Share Purchases and Redemptions...........................16
   When-Issued Securities..................................4         Purchases and Redemptions..............................16
   Stand-by Commitments....................................5         Net Asset Value Determination..........................17
   Municipal Participations................................6      Dividends and Tax Matters.................................17
   Investment Restrictions.................................6         Dividends..............................................17
   Disclosure of Portfolio Holdings........................7         Tax Matters............................................18
Management of the Fund.....................................7         Qualification as a Regulated Investment Company........18
   Directors and Officers..................................7         Excise Tax on Regulated Investment Companies...........20
   Compensation Table.....................................10         Fund Distributions.....................................20
   Information About Proxy Voting.........................10         Sale or Redemption of Shares...........................22
Investment Manager........................................10         Foreign Shareholders...................................22
Expenses..................................................12         Effect of Future Legislation and Local Tax
Distributor and Plans of Distribution.....................12           Considerations.......................................23
   Custodian..............................................15      Yield Information.........................................23
   Transfer Agent.........................................15      Portfolio Transactions....................................23
   Sub-Accounting.........................................15      The Company and Its Shares................................24
   Principal Holders of Securities........................16      Investment Ratings........................................26

----------------------------------------------------------------- ---------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY

Cortland Trust, Inc. (the "Company") is a money market mutual fund, formerly known as "Cortland Trust." The Company is a no-load, open-end diversified investment company. The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. The Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989.

INVESTMENT PROGRAMS AND RESTRICTIONS

INVESTMENT PROGRAMS

Information concerning the fundamental investment objectives of the Company and each Fund is set forth in the Prospectus. The principal features of the investment programs and the primary risks associated with those investment programs of the Company and the Funds are discussed in the Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks".

The investment objectives and policies of the Funds are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the affected Funds. (See "The Company and its Shares".) There can be no assurance that the Funds' objectives will be achieved. The following is a more detailed description of the portfolio instruments eligible for purchase by the Funds, which augments the summary of the Funds' investment programs that appears in the Prospectus, under the aforementioned captions. Each Fund seeks to achieve its objective by investing in portfolios of short-term U.S. Government Obligations, as defined in the Prospectus, or other short-term instruments rated high quality by a major rating service or determined to be of high quality by Reich & Tang Asset Management, LLC, each Fund's investment manager (the "Manager") under the supervision of the Board of Directors of the Company (the "Board").

Subsequent to its purchase by a Fund, a particular issue of Money Market Obligations or Municipal Securities, as defined in the Prospectus, may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Funds. Neither event requires the elimination of such an obligation from a Fund's portfolio, but the Manager will consider such an event to be relevant in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations or Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Money Market Obligations and Municipal Securities in accordance with the investment policies contained herein.

The Municipal Money Market Fund (the "Municipal Fund") may, from time to time, on a temporary or defensive basis, invest in U.S. Government Obligations, Money Market Obligations and repurchase agreements. The Municipal Fund may invest in these temporary investments, for example, due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such temporary investments will be taxable as ordinary income, the Municipal Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of investment companies whose dividends are tax-exempt. (See "Investment Programs and Restrictions - Investment Restrictions" for limitations on the Municipal Fund's investment in repurchase agreements and shares of other investment companies.) It is a fundamental policy of the Municipal Fund that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. However, there is no limitation on the percentage of such income that may constitute an item of tax preference and that may therefore give use to an alternative minimum tax ("AMT") liability for individual shareholders. The Municipal Fund may hold cash reserves pending the investment of such reserves in Municipal Securities or short-term tax-exempt securities.

The U.S. Government Fund (the "Government Fund") limits investments to U.S. Government Obligations consisting of marketable securities and instruments issued or guaranteed by the U.S. Government or by certain of its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Certain Agencies are backed by the full faith and credit of the U.S. Government, and others are not.

The Cortland General Money Market Fund (the "Cortland General Fund") portfolio may include, in addition to direct U.S. Government Obligations, the following investments:

AGENCIES THAT ARE NOT BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

BANK INSTRUMENTS, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Cortland General Fund limits investments to bank instruments described in the Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks".

CORPORATE COMMERCIAL INSTRUMENTS, consisting of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Cortland General Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.

In addition, the Cortland General Fund may purchase loan participations, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Company's credit standards. The Cortland General Fund generally purchases loan participation certificates maturing in seven days or less.

The Municipal Fund endeavors to achieve its objective by investing in Municipal Securities, which include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities, provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. (See "Dividends and Tax Matters - Tax Matters" herein).

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments that usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Municipal Fund's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such securities in the Municipal Fund's portfolio will vary from time to time.

For the purpose of diversification, the identification of the issuer of Municipal Securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other agency. Certain Municipal Securities may be secured by the guarantee or irrevocable letter of credit of a major banking institution. In such case, the Municipal Fund reserves the right to invest up to 10% of its total assets in Municipal Securities guaranteed or secured by the credit of a single bank. Furthermore, if the primary issuer of a Municipal Security or some other non-governmental user that guarantees the payment of interest on and principal of a Municipal Security possesses credit characteristics that qualify an issue of Municipal Securities for a high quality rating from a major rating service (or a determination of high quality by the Manager and the Board) without reference to the guarantee or letter of credit of a banking institution, the banking institution will not be deemed to be an issuer for the purpose of applying the foregoing 10% limitation.

From time to time, various proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Securities have been introduced before Congress. Similar proposals may be introduced in the future, and, if enacted, the availability of Municipal Securities for investment by the Municipal Fund could be adversely affected. In such event, the Board would reevaluate the investment objective and policies and submit possible changes in the structure of the Municipal Fund for the consideration of shareholders.

Each Fund may enter into the following arrangements:

1) Repurchase Agreements under which the purchaser (for example, a Fund) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% its net assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Funds will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Funds may enter into repurchase agreements with other institutions that the Board believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the Investment Company Act of 1940, as amended (the "1940 Act").

2) Reverse Repurchase Agreements involving the sale of money market instruments held by a Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. A Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of a Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets having a dollar value equal to the repurchase price. A Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

3) Delayed Delivery Agreements involving commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. To assure that a Fund will be as fully invested as possible in instruments meeting that Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, that Fund will set aside in a segregated account liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Funds.

WHEN-ISSUED SECURITIES

Many new issues of Money Market Obligations and Municipal Securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Obligations and Municipal Securities with the intention of actually acquiring such securities, but such Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of such Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If one of the Funds purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of such Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for such Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

STAND-BY COMMITMENTS

The Municipal Fund may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Municipal Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Fund's option, at a specified price. The Municipal Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes, and the acquisition or exercisability of a Stand-by Commitment will not affect the valuation of its underlying portfolio securities, which will continue to be valued in accordance with the method described under "Share Purchases and Redemptions - Net Asset Value Determination." The weighted average maturity of the Municipal Fund's portfolio will not be affected by the acquisition of a Stand-by Commitment.

The Stand-by Commitments acquired by the Municipal Fund will generally have the following features: (1) they will be in writing and will be physically held by the Municipal Fund's custodian; (2) they may be exercised by the Municipal Fund at any time prior to the underlying security's maturity; (3) they will be entered into only with dealers, banks and broker-dealers who in the Manager's opinion present a minimal risk of default; (4) the Municipal Fund's right to exercise them will be unconditional and unqualified; (5) although the Stand-by Commitments will not be transferable, Municipal Securities purchased subject to such commitments could be sold to a third party at any time, even though the commitment was outstanding; and (6) their exercise price will be (i) the Municipal Fund's acquisition cost of the Municipal Securities that are subject to the commitment (excluding any accrued interest that the Municipal Fund paid on their acquisition), less any amortized market premium or plus amortized market or original issue discount during the period the securities were owned by the Municipal Fund, plus (ii) all interest accrued on the securities since the last interest payment date. Since the Municipal Fund values its portfolio securities on the amortized cost basis, the amount payable under a Stand-by Commitment will be substantially the same as the value of the underlying security.

The Company expects that Stand-by Commitments generally will be available without the payment of any direct or indirect compensation. However, if necessary and advisable, the Municipal Fund will pay for Stand-by Commitments, either separately in cash or by paying higher prices for portfolio securities that are acquired subject to the commitments. As a matter of policy, the total amount "paid" in either manner for outstanding Stand-by Commitments held by the Municipal Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after any Stand-by Commitment is acquired. The Municipal Fund expects to refrain from exercising Stand-by Commitments to avoid imposing a loss on a dealer and jeopardizing the Company's business relationship with that dealer, except when necessary to provide liquidity. The Municipal Fund will not acquire a Stand-by Commitment unless immediately after the acquisition, with respect to 75% of the total amortized cost value of its assets, not more than 5% of such Fund's total amortized cost value of its assets will be invested in Stand-by Commitments with the same institution.

The acquisition of a Stand-by Commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities that, as noted, would continue to be valued in accordance with the amortized cost method. Stand-by Commitments acquired by the Municipal Fund would be valued at zero in determining net asset value. Where the Municipal Fund paid any consideration directly or indirectly for a Stand-by Commitment, its cost would be reflected as unrealized depreciation for the period during which the Stand-by Commitment was held by the Fund.

MUNICIPAL PARTICIPATIONS

The Municipal Fund may invest in participation agreements with respect to Municipal Securities under which the Municipal Fund acquires an undivided interest in the Municipal Security and pays a bank that sells the participation a servicing fee. The participation agreement will have a variable rate of interest and may be terminated by the Municipal Fund on seven days' notice, in which event the Fund receives from the issuer of the participation the par value of the participation plus accrued interest as of the date of termination. Before entering into purchases of participations the Company will obtain an opinion of counsel (generally, counsel to the issuer of the participation) or a letter ruling from the Internal Revenue Service (the "IRS") to the effect that interest earned with respect to municipal participations qualifies as exempt-interest income under the Internal Revenue Code of 1986, as amended (the "Code"). The Company has been advised that it is the present policy of the IRS not to issue private letter rulings relating to municipal participations. In the absence of an opinion of counsel or a letter ruling from the IRS, the Municipal Fund will refrain from investing in participation agreements.

INVESTMENT RESTRICTIONS

In addition to each Fund's investment objective, the following investment restrictions have been adopted by the Funds as fundamental policies, which means they can be changed only by a majority shareholder vote. A "majority vote of shareholders" means the affirmative vote of the holders of the lesser of (1) more then 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. Therefore, none of the Funds will:

1) purchase any Money Market Obligation or Municipal Security, if, as a result of such purchase, more than 5% of a Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets; except that the Municipal Money Market Fund may invest up to 10% of its assets in securities of other investment companies (which also charge investment advisory fees) and then only for temporary purposes in investment companies whose dividends are tax-exempt, provided that the Municipal Money Market Fund will not invest more than 5% of its assets in securities of any one investment company nor purchase more than 3% of the outstanding voting stock of any investment company;

3) invest more than 10% of the value of a Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4)   invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Funds' investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of any Fund's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

In order to permit the sale of the Funds' shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Funds and their shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Cortland General Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or (iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds' Board of Directors has adopted the Manager's policies and procedures relating to the disclosure of each Funds' portfolio holdings information (the "Policy"). The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer ("CCO") of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Directors; (4) the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund. The Manager shall not accept on behalf of itself, its affiliates or the Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of such Funds. Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.

Subject to the Funds' policies described in Item 2 above, the Manager and/or the Funds maintains ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Funds' portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:


Entity and Type of Information                            Frequency             Lag Time
iMoneyNet, Inc. (information derived from the portfolio)  Weekly                1 business day lag
Investment Company Institute
(information derived from the portfolio)                  Monthly              10 business day lag
Lipper, Inc. (information derived from the portfolio)     Quarterly            15 calendar day lag

In addition, portfolio holdings information may be provided to the Funds' service providers on an as-needed basis in connection with the services provided to the Funds by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Funds' portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers. Portfolio holdings information may also be provided to the Funds' Board of Directors.

The entities to whom the Funds provide portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information provided. Neither the Funds nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Funds' portfolio holdings by individuals or entities in possession of such information.

MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

The Board, which is responsible for the overall management and supervision of the Company, has employed the Manager to serve as investment manager of the Funds. The Manager provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and directors of the Company, may be partners or officers of CDC IXIS Asset Management North America L.P., the managing member of the Manager, or its affiliates. Due to the services performed by the Manager, the Company currently has no employees and its officers are not required to devote their full-time to the affairs of the Funds.


The Board has an Audit Committee that meets annually to review the Company's financial statements with the independent registered public accounting firm and to report on its findings to the Board. The members of the Committee are Albert
R. Dowden, William Lerner and James L. Schultz. The Committee met three times during the fiscal year ended March 31, 2005.

The Board also has a Nominating Committee comprised of Albert R. Dowden, William Lerner and James L. Schultz whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act , of the Fund is committed. The Nominating Committee did not hold any meetings during the fiscal year ended March 31, 2005. Nominees recommended by shareholders are considered by the Committee to the extent required by applicable law.


The following table shows the Directors and executive officers of the Company and their principal occupations during the last five years.


                       DIRECTORS AND OFFICERS INFORMATION
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
 DISINTERESTED DIRECTORS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------
Albert R. Dowden,      Chairman of      Since 1984     Corporate Director/Trustee for Annuity & Life    Three     Director/Trustee
Age 64                 the Board,                      Re (Holdings) Ltd., Boss Group, Ltd.,                      or Annuity &
                      Director and                     Homeowners of America Holding Corporation, AIM               Life Re
                        Member of                      Funds and CompuDyne Corporation.                            (Holdings)
                        the Audit                                                                                  Ltd., Boss
                           and                                                                                    Group, Ltd.,
                       Nominating                                                                                 Homeowners of
                        Committee                                                                                 America Holding
                                                                                                                  Corporation,
                                                                                                                  IM Funds and
                                                                                                                   CompuDyne
                                                                                                                  Corporation.
-------------------- --------------- ---------------- ----------------------------------------------- --------  --------------------
William Lerner,         Chairman,       Since 2000     Self-employed consultant to business entities    Three     Director of
Esq.,                 Director and                     and entrepreneurs for corporate governance and               Rent-Way,
Age 70                  Member of                      corporate secretarial services.                             Inc., and
                       the Audit                                                                                   Micros-to-
                           and                                                                                   Mainframes, Inc.
                       Nominating
                        Committee
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
James L. Schultz,     Director and      Since 1984     Self-employed   as   a   consultant.   Formerly  Three     Director of
Age 69                  Member of                      President of Computer  Research  Inc. from 1975             Computer
                        the Audit                      to 2001.                                                  Research, Inc.
                           and
                       Nominating
                        Committee
-------------------------------- --- ---------------- ------------------------------------------------- ------- --------------------
 INTERESTED DIRECTORS:
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Steven W. Duff,        Director(3)      Since 1996     President and Manager of Reich & Tang Asset      Three      Director of
Age 52                                                 Management, LLC (the "Manager") and President                     ten
                                                       of the Mutual Funds Division of the Manager                 portfolios in
                                                       since August 1994. Mr. Duff is also President                the Reich &
                                                       and Director/Trustee of eight other funds in                   Tang fund
                                                       the Reich & Tang Fund Complex, Director of Pax                 complex.
                                                       World Money Market Fund, Inc., Principal
                                                       Executive Officer of Delafield Fund, Inc. and
                                                       President and Chief Executive Officer of Tax
                                                       Exempt Proceeds Fund, Inc. Mr. Duff is also
                                                       serves as a Director of Reich & Tang Services,
                                                       Inc. and Reich & Tang Distributors, Inc.
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Carl Frischling, Esq.  Director(4)      Since 1998     Partner of Kramer Levin  Naftalis & Frankel LLP  Three        Director of
Age 69                                                (a law firm) with which he was associated  with                 AIM Funds.
                                                       since 1994.

-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

3. Steven W. Duff is deemed an interested person of the Fund, as defined in the 1940 Act, due to his affiliation with the Manager.

4. Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin Naftalis & Frankel LLP, legal counsel to the Company within the last two completed fiscal years of the Company.

------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
OFFICERS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------

Steven W. Duff,    President      Since 1996     See "Interested Directors" Information, above.
Age 52
--------------- --------------- ---------------- -----------------------------------------------------------------------------------
Richard De           Vice         Since 2004     Executive Vice President and Chief Financial Officer of the Manager. Associated
Sanctis,          President,                     with the Manager since 1990.  Mr. De Sanctis is also Vice President of eleven
Age 49
                      and                        funds in the Reich & Tang Fund Complex, and serves as Executive Vice President
                   Assistant                     and Chief Financial Officer of Reich & Tang Services, Inc. and Reich & Tang
                   Secretary     From 1989 to    Distributors, Inc. Prior to December 2004, Mr. DeSanctis was Treasurer and
                                      2004       Assistant Secretary of eleven funds in the Reich & Tang Fund Complex and Vice
                   Treasurer                     President, Treasurer and Assistant Secretary to the Fund.
                      and
                   Assistant
                   Secretary
--------------- --------------- ---------------- ----------------------------------------------------------------------------------
Molly Flewharty,     Vice         Since 1991     Senior  Vice  President  of  the  Manager.  Associated  with  the  Manger  since
Age 55             President                     December  1977.  Ms.  Flewharty is also Vice  President of eleven other funds in the  Reich & Tang Fund  Complex.  Ms.  Flewharty  also  serves as a Senior  Vice
                                                 President of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Rosanne Holtzer,     Chief        Since 2004     Senior  Vice  President,  Compliance  Officer  and  Assistant  Secretary  of the
Age 42            Compliance                     Manager.  Associated  with the  Manager  since  June 1986.  Ms.  Holtzer is also
                    Officer                      Chief  Compliance  Officer,  Secretary and  Assistant  Treasurer of eleven other
                   Secretary      Since 2001     funds in the Reich & Tang Fund Complex.  Ms.  Holtzer also serves as Senior Vice
                   Assistant      Since 1998     President  ,  Assistant  Secretary  and  Compliance  Officer  of  Reich  &  Tang
                   Treasurer                     Distributors,  Inc. and Senior Vice  President,  Assistant  Secretary  and Chief
                                                 Compliance Officer of Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Michael Lydon,       Vice         Since 2005     Executive  Vice  President  and Chief  Operations  Officer of the  Manager.  Mr.
Age 42             President                     Lydon has been  associated  with the Manager since  January 2005.  Mr. Lydon was
                                                 Vice  President at Automatic  Data  Processing  from July 2000 to December 2004.
                                                 Prior  to  July  2000,   Mr.  Lydon  was  Executive  Vice  President  and  Chief
                                                 Information  Officer of the Manager.  Mr. Lydon is also Vice President of eleven other  funds  in the  Reich & Tang  Fund  Complex.  Mr.  Lydon  also  serves  as
                                                 Executive  Vice  President  and  Chief  Operations  Officer  for  Reich  &  Tang
                                                 Distributors, Inc. and Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Dana E. Messina,     Vice         Since 1991     Executive  Vice  President of the  Manager.  Associated  with the Manager  since
Age 49             President                     December  1980.  Ms.  Messina is also Vice President of eight other funds in the
                                                 Reich & Tang Fund Complex.  Ms.  Messina also serves as Executive Vice President of Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Anthony Pace,       Treasurer      Since 2004     Vice President of the Manager since  September  2004. Mr. Pace was a Director of
Age 40                 and                        a Client  Service  Group at GlobeOp  Financial  Services,  Inc. from May 2002 to
                    Assistant                     August  2004 and  Controller/Director  of Mutual Fund  Administration  for Smith
                    Secretary                     Barney Funds  Management  LLC and Salomon  Brothers Asset  Management  Inc. from
                                                  1998 to May 2002. Mr. Pace is also  Treasurer and Assistant  Secretary of eleven other funds in the Reich & Tang Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

The following table shows the dollar range of Fund shares beneficially owned by each Director as of December 31, 2005:

                                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS
                                  DOLLAR RANGE OF EQUITY SECURITIES           OVERSEEN OR TO BE OVERSEEN BY DIRECTOR OR NOMINEE IN
NAME OF DIRECTOR                             IN THE COMPANY                               FAMILY OF INVESTMENT COMPANIES
DISINTERESTED DIRECTORS:

Albert R. Dowden                                    None                                                None
William Lerner                                      None                                                None
James L. Schultz                                $1 - $10,000                                        $1 - $10,000

                                       (Municipal Money Market Fund)


INTERESTED DIRECTORS:

Steven W. Duff                                      None                                           over $100,000
Carl Frischling                                over $100,000                                       over $100,000
                                       (Municipal Money Market Fund)


To the best knowledge of the Company, as of June 30, 2006, the Company's Directors and officers, as a group, owned less than 1% of any Fund's outstanding shares.

Effective July 1, 2004 each Disinterested Director receives an annual fee from the Company of $24,000 for his services as a director, a fee of $2,000 for each Board meeting attended, and a fee of $500 for each telephonic Board Meeting. Neither of the Interested Directors receives compensation from the Company for his service as a Director. All Directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board.

                                       COMPENSATION TABLE
--------------------------------------------------------------- --------------------------------------------------------
                             (1)                                                          (2)
--------------------------------------------------------------- --------------------------------------------------------

                   Name of Person, Position                       Aggregate Compensation from Company for Fiscal Year
                                                                                 ended March 31, 2006
--------------------------------------------------------------- --------------------------------------------------------
Albert R. Dowden,                                                                       $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
William Lerner                                                                          $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
James L. Schultz                                                                        $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------

* The total compensation paid to such persons by the Company and Fund Complex for the fiscal year ended March 31, 2006. The Funds comprise the entire Fund Complex.


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INVESTMENT MANAGER

Reich & Tang Asset Management, LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the investment manager of the Company and its three Funds pursuant to agreements with the Funds dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, the Manager provides, either directly or indirectly through contracts with others, all services required for the management of the Company.


The Manager was, as of June 30, 2006, investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $16.8 billion. In addition to the Funds, the Manager acts as investment manager or sub-adviser of eighteen investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. IXIS-AMUSGROUP is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three affiliated French financial services firms: the Caisse des Depots et Consignations ("CDC"); the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisse d'Epargne; and by CNP Assurances, a French life insurance company.

The fourteen asset management firms of IXIS-AMUSGROUP collectively, have more than $219.7 billion in assets under management or administration as of June 30, 2006.


On July 25, 2000, the Board, including a majority of the Disinterested Directors, approved the Management/Investment Advisory Agreements for an initial two-year period. By their terms, the Management/Investment Advisory Agreements may be continued from year to year thereafter. The Management/Investment Advisory Agreements will remain in effect from year to year as long as continuation is approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities of the Fund, and (ii) a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval.

The Management/Investment Advisory Agreements were approved by shareholders of each Fund on October 10, 2000 and each Agreement contains the same terms and conditions governing the Manager's investment management responsibilities as the Company's previous management/investment advisory agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/Investment Advisory Agreements, the Manager manages the investments of each of the Funds, subject at all times to the policies and control of the Board. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds. The Manager shall not be liable to the Funds or to their shareholders except in the case of its willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Under the Management/Investment Advisory Agreements, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of each Fund; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Funds and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of each Fund and the shareholders thereof and periodically reports on such performance to the Board; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Funds and their shareholders; (e) furnishes the Funds with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings;
(g) provides the Company with certain executive, administrative and clerical services as are deemed advisable by the Board; (h) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Fund's shareholders and reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities; (i) provides the Board on a regular basis with financial reports and analyses of the Funds' operations and the operation of comparable investment companies; (j) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Funds and whether concerning the individual issuers whose securities are included in the portfolios of the Funds;
(k) determines which issuers and securities shall be represented in the Funds' portfolios and regularly reports thereon to the Board; (l) formulates and implements continuing programs for the purchases and sales of securities for the Funds; and (m) takes, on behalf of the Funds, all actions that appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.

In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreements, the Manager receives annual fees from each of the Funds, calculated daily and paid monthly, of 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004 the Company paid to the Manager the management fees set forth in the table below:

     FISCAL YEAR                                                   MANAGEMENT FEES

          2006                                      PAYABLE                        WAIVED                      PAID
          ----                                      -------                        ------                      ----
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Cortland General Fund                               $36,304,963                       $0                     $36,304,963
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Government Fund                                      $2,716,564                       $0                      $2,716,564
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Municipal Fund                                       $1,729,690                       $0                      $1,729,690

----------------------------------------- --------------------------------- ------------------------ -----------------------------
          2005
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Cortland General Fund                               $31,150,868                       $0                     $31,150,868
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Government Fund                                     $2,757,333                        $0                      $2,757,333
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Municipal Fund                                      $1,699,762                        $0                      $1,699,762
----------------------------------------- --------------------------------- ------------------------ -----------------------------
          2004
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Cortland General Fund                               $27,313,038                       $0                     $27,313,038
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Government Fund                                      2,060,111                         0                      2,060,111
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Municipal Fund                                       1,458,281                         0                      1,458,281
----------------------------------------- --------------------------------- ------------------------ -----------------------------

The Management/Investment Advisory Agreements may be terminated on 60 days' written notice without penalty. Each Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Company's (Funds') right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as the Company's (Funds') investment manager.

EXPENSES

Pursuant to the Management/Investment Advisory Agreements, the Manager (1) furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Funds' affairs and to carry out their obligations under the Agreements; and (2) maintains, at its expense and without cost to the Funds, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Funds. The Manager, on behalf of its affiliate, Reich & Tang Distributors, Inc. (the "Distributor"), pays out of the management fees from each of the Funds and payments under Plans of Distribution (see "Distributor and Plans of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Funds' shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Funds, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; all fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Company (the Company does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Funds and their shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders and to potential shareholders of the Funds; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Funds' shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Company; postage; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; and all other charges and costs of the Funds' operations unless otherwise explicitly assumed by the Company. The Company is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the Disinterested Directors and travel and related expenses of the Directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Fund under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses that are attributable to a Fund are charged against the income of that Fund in determining net income for dividend purposes. Expenses of the Company that are not directly attributable to the operations of any single Fund are allocated among the Funds based upon the relative net assets of each Fund.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse each Fund, to the extent required so that the amount of the ordinary expenses of each Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by any of the Funds do not exceed the expense limitations applicable to the Fund imposed by the securities laws or regulations of those states or jurisdictions in which the Fund's shares are registered or qualified for sale.

DISTRIBUTOR AND PLANS OF DISTRIBUTION

The Distributor serves as the principal underwriter of the Company's shares pursuant to Distribution Agreements dated October 30, 2000. The Distributor is located at 600 Fifth Avenue, New York, New York 10020.

Pursuant to the Distribution Agreements, the Distributor: (a) solicits and receives orders for the purchase of shares of the Funds, accepts or rejects such orders on behalf of the Company in accordance with the Company's currently effective Prospectuses and transmits such orders as are accepted to the Company as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Company as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Company; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Company or to its shareholders for any act or omission or any loss sustained by the Company or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Company for its services.


The Funds have adopted plans of distribution under Rule 12b-1 under the 1940 Act (the "Plans"). Pursuant to the Plans, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Company and furnishing other shareholder services. Payments by the Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from each of the Funds, out of past profits or from any other source available to the Distributor. The Distributor may enter into shareholder processing and service agreements (the "Shareholder Service Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc., and with banks and other financial institutions that may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Company shareholders concerning the status of their accounts and operations of the Funds and communicating with the Company and the Distributor, the Company may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Company) an amount not to exceed on an annual basis 0.25% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Company during the term of any Shareholder Service Agreement. During the fiscal year ended March 31, 2006, the Company paid $3,129,217, $411,544 and $280,364 for expenses incurred pursuant to the Plans on behalf of the Cortland General Fund, the Government Fund and the Municipal Fund, respectively, all of which amounts were spent in payment to financial intermediaries in connection with the distribution of the Funds' shares. The Company also offers other classes of shares of the Funds with different distribution arrangements designed for institutional and other categories of investors.

The Distributor, under the Plans, may also make payments to Shareholder Service Agents out of the investment management fees received by the Manager from each of the Funds, out of its past profits or from any other source available to the Distributor. During the fiscal year ended March 31, 2006, the Distributor paid Shareholder Service Agents $6,768,653, $835,311 and $487,549, on behalf of the Cortland General Fund, the Government Fund and the Municipal Fund, respectively, under the Plans.


The fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to each of the Funds by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the Shareholder Service Agent; (3) the cost to the Company if shareholder services were provided directly by the Company or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for any of the Funds.

The Manager and/or the Distributor may pay compensation, out of their own resources and not as an additional charge to the Funds to broker-dealers or other financial intermediaries ("Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares. For example, the Manager or the Distributor may pay additional compensation to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution-related or shareholder servicing fees that may be payable by the Fund or by the Distributor. The additional payments may be based on current assets, gross sales or other measures, as determined from time to time by the Manager or the Distributor. The amount of these payments, as determined from time to time by the Manager or the Distributor, may be substantial and may be different for different Intermediaries.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Intermediaries may provide Intermediaries and other salespersons with an incentive to favor sales of shares of the Funds over other money market funds or other investment options with respect to which an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Funds or the amount that the Funds receive to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.


The Distribution Agreements for each of the Funds were last approved by the Board on June 8, 2006, to provide for the distribution of the shares of each of the Funds. The Distribution Agreements will continue in effect from year to year if specifically approved at least annually by the Board and the affirmative vote of a majority of the Directors who are not parties to the Distribution Agreements or any Shareholder Service Agreement by votes cast in person at a meeting called for such purpose. In approving the Plans, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors of the Company, that there was a reasonable likelihood that the Plans would benefit the Funds and their shareholders. The Plans may only be renewed if the Directors make a similar determination for each subsequent year. The Plans may not be amended to increase the maximum amount of payments by the Company or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plans must be approved by the Board and by the Directors who have no direct or indirect financial interest in the Plans, by votes cast in person at a meeting called for the purpose of such vote. Each Fund or the Distributor may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements terminate automatically in the event of their "assignment," as defined in the 1940 Act. The services of the Distributor to the Funds are not exclusive, and it is free to render similar services to others. The Plans may also be terminated by each of the Funds or by the Manager or in the event of their "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreements.


Although it is a primary objective of the Plans to reduce expenses of the Funds by fostering growth in the Funds' net assets, there can be no assurance that this objective of the Plans will be achieved; however, based on the data and information presented to the Board by the Manager and the Distributor, the Board determined that there is a reasonable likelihood that the benefits of growth in the size of the Funds can be accomplished under the Plans.

When the Board approved the Distribution Agreements, the Primary Dealer Agreement, the forms of Shareholder Service Agreement and the Plans, the Board requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the Distribution Agreements, Plans and related agreements should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreements, Plans and related agreements would benefit the Funds and their respective shareholders.

The Board reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Company's shareholders, and (4) expenses of the Company being assumed by the Manager.

In connection with the approval of the Plans, the Board also determined that the Funds would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his or her Fund account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Company's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of each of the Funds' fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Company.

5) The establishment of an orderly system for processing sales and redemptions is also important to the Company's goal of maintaining the constant net asset value of each Fund's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objective of a Fund, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Fund to stabilize its net asset value per share.

6) The Company expects to share in the benefits of growth in the Funds' net assets by achieving certain economies of scale based on a reduction in the management fees, although the Manager will receive greater total revenue if net assets grow.

The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

Prior to entering into shareholder servicing agreements with banks in Texas, Cortland will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Funds under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Funds. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be to Participating Organizations that provide services to the Funds or their shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Funds or to recommend the Funds over similar funds in other complexes. Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events, theater or other entertainment; opportunities to participate in golf or other outings, and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


CUSTODIAN


The Bank of New York ("BNY") acts as custodian for the Company's portfolio securities and cash. BNY is compensated for its services by the Manager (not the Company or its Funds) in such amounts as may be agreed upon by BNY and the Manager. The address of BNY is 2 Hanson Place - 7th Floor, Brooklyn, New York 11217.


TRANSFER AGENT

Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, acts as transfer agent to the Funds. All costs associated with performing such services are borne by the Manager.

SUB-ACCOUNTING

The Manager, at its expense, will provide sub-accounting services to all shareholders, and maintain information with respect to underlying owners. Investors, such as bank trust departments, investment counselors and brokers, who purchase shares for the account of others, can make arrangements through the Manager for these sub-accounting services.

PRINCIPAL HOLDERS OF SECURITIES


Set forth below is certain information as to persons who owned of record 5% or more of each Fund's outstanding shares as of June 30, 2006. To the best of the knowledge of the Company, none of these persons was a beneficial owner of any Fund's shares.


NAME AND ADDRESS                                  FUND                                 % OF CLASS

Pershing

Attn: Procash Group                         Cortland General                             43.13%
One Pershing Plaza 6th Floor                   Government                                38.35%
Jersey City, NJ 07399                           Municipal                                42.53%

Penson Financial Services                   Cortland General                             11.50%
For the benefit of customers                   Government                                 5.92%
1700 Pacific Avenue, Suite 1400                 Municipal                                 6.16%
Dallas, TX 75201

Special Custody account                     Cortland General                              3.59%
for the benefit of customers
of Sterne, Agee and Leach, Inc.
813 Shades Creek Parkway, Suite 100b
Birmingham, Al 35209

Southwest Securities, Inc.                      Municipal                                 9.95%
1201 Elm Street Suite 4300

Dallas, TX 75270

Crews & Associates, Inc.                       Government                                 6.92%
First Security Center                           Municipal                                 8.95%
521 President Clinton Avenue

Little Rock, AR 72201

REPORTS

The Company furnishes shareholders with annual and semi-annual reports containing information about the Funds and their operations, including a schedule of investments held in the Funds' portfolios and the financial statements for each Fund. The annual financial statements are audited by the Company's independent registered public accounting firm.

FINANCIAL STATEMENTS

The audited financial statements for the Company and the report of PricewaterhouseCoopers LLP thereon for the fiscal year ended March 31, 2006 are herein incorporated by reference to the Company's Annual Report. The Annual Report is available upon request and without charge by calling (800) 433-1918.

SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

A complete description of the manner in which the Company's shares may be purchased, redeemed or exchanged appears in the Prospectus under the caption "Shareholder Information".

The possibility that shareholders who maintain accounts of less than $500 in value will be subject to mandatory redemption is also described under the caption "How to Redeem Shares". If the Board authorizes mandatory redemption of such small accounts, the holders of shares with a value of less than $500 will be notified that they must increase their investment to $500 or their shares will be redeemed on or after the 60th day following such notice or pay a fee. Involuntary redemptions will not be made if the decline in value of the account results from a decline in the net asset value of a share of any of the Funds. The Company does not presently redeem such small accounts and does not currently intend to do so.

 The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange (the "NYSE") is restricted as determined by applicable rules and regulations of the SEC (b) the NYSE is closed for other than customary weekend and holiday closings (c) the SEC has by order permitted such suspension or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

NET ASSET VALUE DETERMINATION

The net asset values of the Funds are determined daily as of 4:00 p.m. Eastern time on each day the NYSE and the Company's custodian are open for business.

For the purpose of determining the price at which shares of the Funds are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of a Fund as set forth below; (b) deducting such Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of such Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Company to maintain a net asset value per share of $1.00 for each of the Funds.

The debt instruments held in each Fund's portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for a Fund, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund results in a lower aggregate portfolio value for such Fund on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Fund would receive less investment income. The converse would apply in a period of rising interest rates.

As it is difficult to evaluate the likelihood of exercise or potential benefit of a Stand-by Commitment, described under the caption "Investment Programs and Restrictions - Stand-by Commitments," such commitments will be considered to have no value, regardless of whether any direct or indirect consideration is paid for such commitments. Where the Municipal Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The valuation of portfolio instruments based upon their amortized cost, the calculation of each Fund's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each of the Funds is permitted in accordance with applicable rules and regulations of the SEC, which require the Funds to adhere to certain conditions. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of a Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for a Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Fund. In the event the Board determines that such a deviation exists for a Fund, it will take such corrective action as it deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

All of the net income earned by each Fund is declared daily as dividends to the respective holders of record of each Fund. Net income for each of the Funds for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of each Fund and any general income of the Company prorated to such Fund based on the relative net assets of such Fund, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Fund and general expenses of the Company prorated to such Fund based on the relative net assets of such Fund. The amount of discount or premium on instruments in each Fund's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by each Fund will be reflected in the net asset value of such Fund. Each Fund expects to distribute any net realized short-term gains at least once each year, although it may distribute them more frequently if necessary in order to maintain its net asset value at $1.00 per share. The Funds do not expect to realize net long-term capital gains.

Should any of the Funds incur or anticipate any unusual expense, loss or depreciation that would adversely affect the net asset value per share or net income per share of a Fund for a particular period, the Board would at that time consider whether to adhere to the dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of a Fund were reduced, or was anticipated to be reduced, below $1.00, the Board may suspend further dividend payments with respect to that Fund until the net asset value per share returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which he or she held shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price that he or she paid.

Dividends on a Fund's shares are normally payable on the date that a share purchase or exchange order is effective and not on the date that a redemption order is effective. The net income of a Fund for dividend purposes is determined as of 4:00 p.m. Eastern time on each "business day" of the Company, as defined in the Prospectus and immediately prior to the determination of the Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of each Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.

TAX MATTERS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and, with respect to the Municipal Fund, at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years. Under Code Section 382, if a Fund has an "ownership change," its use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the highest adjusted long-term tax-exempt rate (which is published monthly by the IRS) in effect for any month in the 3-calendar-month period ending with the calendar month in which the ownership change occurs (the rate for July 2005 is 4.37%). Each Fund will use its best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control of a Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income from interests in qualified publicly traded partnerships (the "Income Requirement").

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to prior inclusions of ordinary income items from the conversion transaction. Under Treasury Regulations that may be issued in the future, the recharacterized gain may also be reduced for the capital interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income would not be passed through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts and options on futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that previously was recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies) or the securities of one or more publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for (i)the dividends-received deduction in the case of corporate shareholders or (ii) treatment as "qualified dividend income" in the case of non-corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders.

Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

The Municipal Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of its taxable year at least 50% of the Municipal Fund's total assets consists of tax-exempt municipal obligations. Distributions from the Municipal Fund will constitute exempt-interest dividends to the extent of such Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Municipal Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Municipal Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund to the extent that the Fund distributes exempt-interest dividends to the shareholder during such shareholders taxable year. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Municipal Fund will likely be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

Each Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will be able to maintain such value. If the net asset value deviates from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends paid to the shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends, exempt-interest dividends, and amounts retained by a Fund that are designated as undistributed capital gains.

U.S. withholding tax generally would not apply to amounts designated by a Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of such Fund beginning in 2005, 2006 or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to a Fund's qualified net interest income for the year, which is the excess sum of such Fund's qualified interest income (generally, its U.S. source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of a Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends (except for exempt-interest dividends) received in respect of, and any gains realized upon the sale of, shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at the applicable withholding rate on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

YIELD INFORMATION

The yield for each Fund can be obtained by calling your securities dealer or the Distributor at (212) 830-5345 or by calling toll free at (800) 433-1918 if calling from elsewhere in the continental U.S. Quotations of yield on the Funds may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Fund will be computed by assuming that an account was established with a single share of such Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Company may also furnish a quotation of effective yield for each Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each Fund's portfolio and each Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Funds. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for one of the Funds with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Company, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Company are usually principal transactions, the Funds incur little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Company may also purchase securities from underwriters at prices that include a commission paid by the issuer to the underwriter.

The Company does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Funds by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Each Fund is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on U.S. Government Obligations, Agencies, Money Market Obligations and Municipal Securities, the high rate of portfolio turnover is not expected to have a material effect on the Funds' net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Company rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Funds'. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Funds and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Funds and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Funds will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Funds' purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Funds have obtained an order of exemption from the SEC that would permit the Funds to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board including Disinterested Directors. Additionally, such purchases and sales will be subject to the following conditions: (1) the Company will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by a Fund will be: (i) consistent with the Fund's investment policies and objective; (ii) consistent with the interests of shareholders of the Fund; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Funds and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in
Section 17(e)(2) of the 1940 Act.

THE COMPANY AND ITS SHARES

The shares of the Company are divided into three series constituting separate portfolios of investments, with various investment objectives and policies (each such series is referred to herein as a "Fund" and collectively as the "Funds"):

  Cortland General Fund
  Government Fund
  Municipal Fund

Each Fund issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. Each share of a Fund bears equally the expenses of such Fund.

As used in the Prospectus, the term "majority of the outstanding shares" of the Company or of a particular Fund means, respectively, the vote of the lesser of
(i) 67% or more of the shares of the Company or such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or such Fund.

Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board. In such event, the remaining holders cannot elect any members of the Board.

The Board may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Each Fund share is entitled to participate pro rata in the dividends and distributions from that Fund. Additional information concerning the rights of share ownership is set forth in the Prospectus. Each Fund's shares are divided into two or more classes. The Fund shares described in this SAI are referred to as "Cortland Shares." In addition to Cortland Shares, the Funds offer the following share classes, which are described in separate prospectuses and statements of additional information: The Cortland General Fund offers Advantage Primary Liquidity Fund shares, Short Term Fund General shares, Short Term Fund Premier shares and money market Xpress fund shares; the Government Fund offers Advantage Government Liquidity Fund shares and the Municipal Fund offers Advantage Municipal Liquidity Fund shares. In addition the Cortland General Fund has issued and outstanding Pilgrim shares, which are not available to new investors.

The assets received by the Company for the issue or sale of shares of each Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Company as described below under "Expenses." While the expenses of the Company are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all three Funds. Also, certain expenses may be allocated to a particular class of a Fund. See "Expenses."

The Articles of Incorporation provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no Director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its current and former Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation protects any Director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in the Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the directors have been elected by the shareholders, the Directors then in office will call a shareholders' meeting for the election of Directors.

Except as otherwise disclosed in the Prospectus and in this SAI, the Directors shall continue to hold office and may appoint their successors.

INVESTMENT RATINGS

The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service ("Moody's") and Fitch, Inc. ("Fitch").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating F1 (highest credit quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (good credit quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

BOND AND LONG-TERM RATINGS

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are general referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

--------------------------------------------------------------------------------
ADVANTAGE                                                   CORTLAND TRUST, INC.
SHARES                                      600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5345
                                                                  (800) 433-1918
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 28, 2006

  RELATING TO THE PROSPECTUS FOR THE ADVANTAGE PRIMARY LIQUIDITY FUND SHARES, ADVANTAGE GOVERNMENT LIQUIDITY FUND SHARES, AND ADVANTAGE MUNICIPAL LIQUIDITY
  FUND SHARES OF CORTLAND TRUST, INC. (THE "COMPANY") - CORTLAND GENERAL MONEY
      MARKET FUND, U.S. GOVERNMENT FUND, AND MUNICIPAL MONEY MARKET FUND,
                        RESPECTIVELY, DATED JULY 28, 2006

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus dated July 28, 2006 for the Shares listed above, which may be obtained by writing to Oppenheimer & Co. Inc., 125 Broad Street, New York, NY 10004 or calling the Company toll-free at (800) 433-1918.

This SAI should be read in conjunction with the Company's Annual Report dated March 31, 2006, which is hereby incorporated by reference. The Annual Report is available, without charge, upon request by calling the toll-free number provided above.

                                                 TABLE OF CONTENTS

----------------------------------------------------------------- ---------------------------------------------------------------
General Information About the Company......................2         Reports................................................16
Investment Programs and Restrictions.......................2         Financial Statements...................................16
   Investment Programs.....................................2      Share Purchases and Redemptions...........................16
   When-Issued Securities..................................4         Purchases and Redemptions..............................16
   Stand-by Commitments....................................5         Net Asset Value Determination..........................16
   Municipal Participations................................5      Dividends and Tax Matters.................................17
   Investment Restrictions.................................6         Dividends..............................................17
   Disclosure of Portfolio Holdings........................7         Tax Matters............................................17
Management of the Fund.....................................7         Qualification as a Regulated Investment Company........18
   Directors and Officers..................................7         Excise Tax on Regulated Investment Companies...........19
   Compensation Table.....................................10         Fund Distributions.....................................20
   Information About Proxy Voting.........................10         Sale or Redemption of Shares...........................21
Investment Manager........................................10         Foreign Shareholders...................................21
Expenses..................................................12         Effect of Future Legislation and Local Tax
Distributor and Plans of Distribution.....................13           Considerations.......................................22
   Shareholder Service Plan...............................15      Yield Information.........................................22
   Custodian..............................................15      Portfolio Transactions....................................22
   Transfer Agent.........................................15      The Company and Its Shares................................23
   Sub-Accounting.........................................15      Investment Ratings........................................25
   Principal Holders of Securities........................16
----------------------------------------------------------------- ---------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY

Cortland Trust, Inc. (the "Company") is a money market mutual fund, formerly known as "Cortland Trust." The Company is a no-load, open-end diversified investment company. The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. The Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989.

INVESTMENT PROGRAMS AND RESTRICTIONS

INVESTMENT PROGRAMS

Information concerning the fundamental investment objectives of the Company and each Fund is set forth in the Prospectus. The principal features of the investment programs and the primary risks associated with those investment programs of the Company and the Funds are discussed in the Prospectus under the caption "Investment Objectives, Principal Investment Strategies and Related Risks".

The investment objectives and policies of the Funds are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the affected Funds. (See "The Company and its Shares".) There can be no assurance that the Funds' objectives will be achieved. The following is a more detailed description of the portfolio instruments eligible for purchase by the Funds, which augments the summary of the Funds' investment programs that appears in the Prospectus, under the aforementioned captions. Each Fund seeks to achieve its objective by investing in portfolios of short-term U.S. Government Obligations, as defined in the Prospectus, or other short-term instruments rated high quality by a major rating service or determined to be of high quality by Reich & Tang Asset Management, LLC, each Fund's investment manager (the "Manager") under the supervision of the Board of Directors of the Company (the "Board").

Subsequent to its purchase by a Fund, a particular issue of Money Market Obligations or Municipal Securities, as defined in the Prospectus, may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Funds. Neither event requires the elimination of such an obligation from a Fund's portfolio, but the Manager will consider such an event to be relevant in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations or Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Money Market Obligations and Municipal Securities in accordance with the investment policies contained herein.

The Municipal Money Market Fund ("Municipal Fund") may, from time to time, on a temporary or defensive basis, invest in U.S. Government Obligations, Money Market Obligations and repurchase agreements. The Municipal Fund may invest in these temporary investments, for example, due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such temporary investments will be taxable as ordinary income, the Municipal Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of investment companies whose dividends are tax-exempt. (See "Investment Programs and Restrictions - Investment Restrictions" for limitations on the Municipal Fund's investment in repurchase agreements and shares of other investment companies.) It is a fundamental policy of the Municipal Fund that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. However, there is no limitation on the percentage of such income that may constitute an item of tax preference and that may therefore give use to an alternative minimum tax ("AMT") liability for individual shareholders. The Municipal Fund may hold cash reserves pending the investment of such reserves in Municipal Securities or short-term tax-exempt securities.

The U.S. Government Fund ("Government Fund") limits investments to U.S. Government Obligations consisting of marketable securities and instruments issued or guaranteed by the U.S. Government or by certain of its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Certain Agencies are backed by the full faith and credit of the U.S. Government, and others are not.

The Cortland General Money Market Fund ("Cortland General Fund") portfolio may include, in addition to direct U.S. Government Obligations, the following investments:

AGENCIES THAT ARE NOT BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

BANK INSTRUMENTS, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Cortland General Fund limits investments to bank instruments described in the Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks".

CORPORATE COMMERCIAL INSTRUMENTS, consisting of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Cortland General Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.

In addition, the Cortland General Fund may purchase loan participations, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Company's credit standards. The Cortland General Fund generally purchases loan participation certificates maturing in seven days or less.

The Municipal Fund endeavors to achieve its objective by investing in the Municipal Securities, which include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities, provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. (See "Dividends and Tax Matters - Tax Matters" herein).

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments that usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Municipal Fund's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such securities in the Municipal Fund's portfolio will vary from time to time.

For the purpose of diversification, the identification of the issuer of Municipal Securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other agency. Certain Municipal Securities may be secured by the guarantee or irrevocable letter of credit of a major banking institution. In such case, the Municipal Fund reserves the right to invest up to 10% of its total assets in Municipal Securities guaranteed or secured by the credit of a single bank. Furthermore, if the primary issuer of a Municipal Security or some other non-governmental user that guarantees the payment of interest on and principal of a Municipal Security possesses credit characteristics that qualify an issue of Municipal Securities for a high quality rating from a major rating service (or a determination of high quality by the Manager and the Board) without reference to the guarantee or letter of credit of a banking institution, the banking institution will not be deemed to be an issuer for the purpose of applying the foregoing 10% limitation.

From time to time, various proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Securities have been introduced before Congress. Similar proposals may be introduced in the future, and, if enacted, the availability of Municipal Securities for investment by the Municipal Fund could be adversely affected. In such event, the Board would reevaluate the investment objective and policies and submit possible changes in the structure of the Municipal Fund for the consideration of shareholders.

Each Fund may enter into the following arrangements:

1) Repurchase Agreements under which the purchaser (for example, a Fund) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% its net assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Funds will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Funds may enter into repurchase agreements with other institutions that the Board believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund that entered into the repurchase agreement may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the Investment Company Act of 1940, as amended (the "1940 Act").

2) Reverse Repurchase Agreements involving the sale of money market instruments held by a Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. A Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of a Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets having a dollar value equal to the repurchase price. A Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

3) Delayed Delivery Agreements involving commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. To assure that a Fund will be as fully invested as possible in instruments meeting that Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, that Fund will set aside in a segregated account liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Funds.

WHEN-ISSUED SECURITIES

Many new issues of Money Market Obligations and Municipal Securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Obligations and Municipal Securities with the intention of actually acquiring such securities, but such Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of such Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If one of the Funds purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of such Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for such Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

STAND-BY COMMITMENTS

The Municipal Fund may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Municipal Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Fund's option, at a specified price. The Municipal Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes, and the acquisition or exercisability of a Stand-by Commitment will not affect the valuation of its underlying portfolio securities, which will continue to be valued in accordance with the method described under "Share Purchases and Redemptions - Net Asset Value Determination." The weighted average maturity of the Municipal Fund's portfolio will not be affected by the acquisition of a Stand-by Commitment.

The Stand-by Commitments acquired by the Municipal Fund will generally have the following features: (1) they will be in writing and will be physically held by the Municipal Fund's custodian; (2) they may be exercised by the Municipal Fund at any time prior to the underlying security's maturity; (3) they will be entered into only with dealers, banks and broker-dealers who in the Manager's opinion present a minimal risk of default; (4) the Municipal Fund's right to exercise them will be unconditional and unqualified; (5) although the Stand-by Commitments will not be transferable, Municipal Securities purchased subject to such commitments could be sold to a third party at any time, even though the commitment was outstanding; and (6) their exercise price will be (i) the Municipal Fund's acquisition cost of the Municipal Securities that are subject to the commitment (excluding any accrued interest that the Municipal Fund paid on their acquisition), less any amortized market premium or plus amortized market or original issue discount during the period the securities were owned by the Municipal Fund, plus (ii) all interest accrued on the securities since the last interest payment date. Since the Municipal Fund values its portfolio securities on the amortized cost basis, the amount payable under a Stand-by Commitment will be substantially the same as the value of the underlying security.

The Company expects that Stand-by Commitments generally will be available without the payment of any direct or indirect compensation. However, if necessary and advisable, the Municipal Fund will pay for Stand-by Commitments, either separately in cash or by paying higher prices for portfolio securities that are acquired subject to the commitments. As a matter of policy, the total amount "paid" in either manner for outstanding Stand-by Commitments held by the Municipal Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after any Stand-by Commitment is acquired. The Municipal Fund expects to refrain from exercising Stand-by Commitments to avoid imposing a loss on a dealer and jeopardizing the Company's business relationship with that dealer, except when necessary to provide liquidity. The Municipal Fund will not acquire a Stand-by Commitment unless immediately after the acquisition, with respect to 75% of the total amortized cost value of its assets, not more than 5% of such Fund's total amortized cost value of its assets will be invested in Stand-by Commitments with the same institution.

The acquisition of a Stand-by Commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities that, as noted, would continue to be valued in accordance with the amortized cost method. Stand-by Commitments acquired by the Municipal Fund would be valued at zero in determining net asset value. Where the Municipal Fund paid any consideration directly or indirectly for a Stand-by Commitment, its cost would be reflected as unrealized depreciation for the period during which the Stand-by Commitment was held by the Fund.

MUNICIPAL PARTICIPATIONS

The Municipal Fund may invest in participation agreements with respect to Municipal Securities under which the Municipal Fund acquires an undivided interest in the Municipal Security and pays a bank that sells the participation a servicing fee. The participation agreement will have a variable rate of interest and may be terminated by the Municipal Fund on seven days' notice, in which event the Fund receives from the issuer of the participation the par value of the participation plus accrued interest as of the date of termination. Before entering into purchases of participations the Company will obtain an opinion of counsel (generally, counsel to the issuer of the participation) or a letter ruling from the Internal Revenue Service (the "IRS") to the effect that interest earned with respect to municipal participations qualifies as exempt-interest income under the Internal Revenue Code of 1986, as amended (the "Code"). The Company has been advised that it is the present policy of the IRS not to issue private letter rulings relating to municipal participations. In the absence of an opinion of counsel or a letter ruling from the IRS, the Municipal Fund will refrain from investing in participation agreements.

INVESTMENT RESTRICTIONS

In addition to each Fund's investment objective, the following investment restrictions have been adopted by the Funds as fundamental policies, which means they can be changed only by a majority shareholder vote. A "majority vote of shareholders" means the affirmative vote of the holders of the lesser of (1) more then 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. Therefore, none of the Funds will:

1) purchase any Money Market Obligation or Municipal Security, if, as a result of such purchase, more than 5% of a Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets; except that the Municipal Money Market Fund may invest up to 10% of its assets in securities of other investment companies (which also charge investment advisory fees) and then only for temporary purposes in investment companies whose dividends are tax-exempt, provided that the Municipal Money Market Fund will not invest more than 5% of its assets in securities of any one investment company nor purchase more than 3% of the outstanding voting stock of any investment company;

3) invest more than 10% of the value of a Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4)   invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Funds' investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of any Fund's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

In order to permit the sale of the Funds' shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Funds and their shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Cortland General Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or (iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds' Board of Directors has adopted the Manager's policies and procedures relating to the disclosure of each Funds' portfolio holdings information (the "Policy"). The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer ("CCO") of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Directors; (4) the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund. The Manager shall not accept on behalf of itself, its affiliates or the Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of such Funds. Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.

Subject to the Funds' policies described in Item 2 above, the Manager and/or the Funds maintains ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Funds' portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:

Entity and Type of Information                            Frequency             Lag Time
iMoneyNet, Inc. (information derived from the portfolio)  Weekly                1 business day lag
Investment Company Institute
(information derived from the portfolio)                  Monthly              10 business day lag
Lipper, Inc. (information derived from the portfolio)     Quarterly            15 calendar day lag

In addition, portfolio holdings information may be provided to the Fund's service providers on an as-needed basis in connection with the services provided to the Fund by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund's portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers. Portfolio holdings information may also be provided to the Fund's Board of Directors.

The entities to whom the Funds provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information provided. Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Funds' portfolio holdings by individuals or entities in possession of such information.

MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS


The Board, which is responsible for the overall management and supervision of the Company, has employed the Manager to serve as investment manager of the Funds. The Manager provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and directors of the Fund, may be partners or officers of IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America L.P., the managing member of the Manager, or its affiliates. Due to the services performed by the Manager, the Company currently has no employees and its officers are not required to devote their full-time to the affairs of the Funds.

The Board has an Audit Committee that meets annually to review the Company's financial statements with the independent registered public accounting firm and to report on its findings to the Board. The members of the

Committee are Albert R. Dowden, William Lerner and James L. Schultz. The Committee met two times during the fiscal year ended March 31, 2006. The Board also has a Nominating Committee comprised of Albert R. Dowden, William Lerner and James L. Schultz whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not hold any meetings during the fiscal year ended March 31, 2006. Nominees recommended by shareholders are considered by the Committee to the extent required by applicable law. The following table shows the Directors and executive officers of the Company and their principal occupations during the last five years.


                       DIRECTORS AND OFFICERS INFORMATION
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
 DISINTERESTED DIRECTORS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------
Albert R. Dowden,      Chairman of      Since 1984     Corporate Director/Trustee for Annuity & Life    Three     Director/Trustee
Age 64                 the Board,                      Re (Holdings) Ltd., Boss Group, Ltd.,                      or Annuity &
                      Director and                     Homeowners of America Holding Corporation, AIM               Life Re
                        Member of                      Funds and CompuDyne Corporation.                            (Holdings)
                        the Audit                                                                                  Ltd., Boss
                           and                                                                                    Group, Ltd.,
                       Nominating                                                                                 Homeowners of
                        Committee                                                                                 America Holding
                                                                                                                  Corporation,
                                                                                                                  IM Funds and
                                                                                                                   CompuDyne
                                                                                                                  Corporation.
-------------------- --------------- ---------------- ----------------------------------------------- --------  --------------------
William Lerner,         Chairman,       Since 2000     Self-employed consultant to business entities    Three     Director of
Esq.,                 Director and                     and entrepreneurs for corporate governance and               Rent-Way,
Age 70                  Member of                      corporate secretarial services.                             Inc., and
                       the Audit                                                                                   Micros-to-
                           and                                                                                   Mainframes, Inc.
                       Nominating
                        Committee
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
James L. Schultz,     Director and      Since 1984     Self-employed   as   a   consultant.   Formerly  Three     Director of
Age 69                  Member of                      President of Computer  Research  Inc. from 1975             Computer
                        the Audit                      to 2001.                                                  Research, Inc.
                           and
                       Nominating
                        Committee
-------------------------------- --- ---------------- ------------------------------------------------- ------- --------------------
 INTERESTED DIRECTORS:
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Steven W. Duff,        Director(3)      Since 1996     President and Manager of Reich & Tang Asset      Three      Director of
Age 52                                                 Management, LLC (the "Manager") and President                     ten
                                                       of the Mutual Funds Division of the Manager                 portfolios in
                                                       since August 1994. Mr. Duff is also President                the Reich &
                                                       and Director/Trustee of eight other funds in                   Tang fund
                                                       the Reich & Tang Fund Complex, Director of Pax                 complex.
                                                       World Money Market Fund, Inc., Principal
                                                       Executive Officer of Delafield Fund, Inc. and
                                                       President and Chief Executive Officer of Tax
                                                       Exempt Proceeds Fund, Inc. Mr. Duff is also
                                                       serves as a Director of Reich & Tang Services,
                                                       Inc. and Reich & Tang Distributors, Inc.
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Carl Frischling, Esq.  Director(4)      Since 1998     Partner of Kramer Levin  Naftalis & Frankel LLP  Three        Director of
Age 69                                                (a law firm) with which he was associated  with                 AIM Funds.
                                                       since 1994.

-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

3. Steven W. Duff is deemed an interested person of the Fund, as defined in the 1940 Act, due to his affiliation with the Manager.

4. Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin Naftalis & Frankel LLP, legal counsel to the Company within the last two completed fiscal years of the Company.

------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
OFFICERS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------

Steven W. Duff,    President      Since 1996     See "Interested Directors" Information, above.
Age 52
--------------- --------------- ---------------- -----------------------------------------------------------------------------------
Richard De           Vice         Since 2004     Executive Vice President and Chief Financial Officer of the Manager. Associated
Sanctis,          President,                     with the Manager since 1990.  Mr. De Sanctis is also Vice President of eleven
Age 49
                      and                        funds in the Reich & Tang Fund Complex, and serves as Executive Vice President
                   Assistant                     and Chief Financial Officer of Reich & Tang Services, Inc. and Reich & Tang
                   Secretary     From 1989 to    Distributors, Inc. Prior to December 2004, Mr. DeSanctis was Treasurer and
                                      2004       Assistant Secretary of eleven funds in the Reich & Tang Fund Complex and Vice
                   Treasurer                     President, Treasurer and Assistant Secretary to the Fund.
                      and
                   Assistant
                   Secretary
--------------- --------------- ---------------- ----------------------------------------------------------------------------------
Molly Flewharty,     Vice         Since 1991     Senior  Vice  President  of  the  Manager.  Associated  with  the  Manger  since
Age 55             President                     December  1977.  Ms.  Flewharty is also Vice  President of eleven other funds in the  Reich & Tang Fund  Complex.  Ms.  Flewharty  also  serves as a Senior  Vice
                                                 President of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Rosanne Holtzer,     Chief        Since 2004     Senior  Vice  President,  Compliance  Officer  and  Assistant  Secretary  of the
Age 42            Compliance                     Manager.  Associated  with the  Manager  since  June 1986.  Ms.  Holtzer is also
                    Officer                      Chief  Compliance  Officer,  Secretary and  Assistant  Treasurer of eleven other
                   Secretary      Since 2001     funds in the Reich & Tang Fund Complex.  Ms.  Holtzer also serves as Senior Vice
                   Assistant      Since 1998     President  ,  Assistant  Secretary  and  Compliance  Officer  of  Reich  &  Tang
                   Treasurer                     Distributors,  Inc. and Senior Vice  President,  Assistant  Secretary  and Chief
                                                 Compliance Officer of Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Michael Lydon,       Vice         Since 2005     Executive  Vice  President  and Chief  Operations  Officer of the  Manager.  Mr.
Age 42             President                     Lydon has been  associated  with the Manager since  January 2005.  Mr. Lydon was
                                                 Vice  President at Automatic  Data  Processing  from July 2000 to December 2004.
                                                 Prior  to  July  2000,   Mr.  Lydon  was  Executive  Vice  President  and  Chief
                                                 Information  Officer of the Manager.  Mr. Lydon is also Vice President of eleven other  funds  in the  Reich & Tang  Fund  Complex.  Mr.  Lydon  also  serves  as
                                                 Executive  Vice  President  and  Chief  Operations  Officer  for  Reich  &  Tang
                                                 Distributors, Inc. and Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Dana E. Messina,     Vice         Since 1991     Executive  Vice  President of the  Manager.  Associated  with the Manager  since
Age 49             President                     December  1980.  Ms.  Messina is also Vice President of eight other funds in the
                                                 Reich & Tang Fund Complex.  Ms.  Messina also serves as Executive Vice President of Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Anthony Pace,       Treasurer      Since 2004     Vice President of the Manager since  September  2004. Mr. Pace was a Director of
Age 40                 and                        a Client  Service  Group at GlobeOp  Financial  Services,  Inc. from May 2002 to
                    Assistant                     August  2004 and  Controller/Director  of Mutual Fund  Administration  for Smith
                    Secretary                     Barney Funds  Management  LLC and Salomon  Brothers Asset  Management  Inc. from
                                                  1998 to May 2002. Mr. Pace is also  Treasurer and Assistant  Secretary of eleven other funds in the Reich & Tang Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

The following table shows the dollar range of Fund shares beneficially owned by each Director as of December 31, 2005:

                                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS
                                  DOLLAR RANGE OF EQUITY SECURITIES           OVERSEEN OR TO BE OVERSEEN BY DIRECTOR OR NOMINEE IN
NAME OF DIRECTOR                             IN THE COMPANY                               FAMILY OF INVESTMENT COMPANIES
DISINTERESTED DIRECTORS:

Albert R. Dowden                                    None                                                None
William Lerner                                      None                                                None
James L. Schultz                                $1 - $10,000                                        $1 - $10,000

                                       (Municipal Money Market Fund)


INTERESTED DIRECTORS:

Steven W. Duff                                      None                                           over $100,000
Carl Frischling                                over $100,000                                       over $100,000
                                       (Municipal Money Market Fund)

To the best knowledge of the Company, as of June 30, 2006, the Company's Directors and officers as a group, owned less than 1% of any Fund's outstanding shares.


Effective July 1, 2004 each Disinterested Director receives an annual fee from the Company of $24,000 for his services as a director, a fee of $2,000 for each Board meeting attended, and a fee of $500 for each telephonic Board Meeting. Neither of the Interested Directors receives compensation from the Company for his service as a Director. All Directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board.

                                       COMPENSATION TABLE
--------------------------------------------------------------- --------------------------------------------------------
                             (1)                                                          (2)
--------------------------------------------------------------- --------------------------------------------------------

                   Name of Person, Position                       Aggregate Compensation from Company for Fiscal Year
                                                                                 ended March 31, 2006
--------------------------------------------------------------- --------------------------------------------------------
Albert R. Dowden,                                                                       $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
William Lerner                                                                          $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
James L. Schultz                                                                        $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------

* The total compensation paid to such persons by the Company and Fund Complex for the fiscal year ended March 31, 2006. The Funds comprise the entire Fund Complex.


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INVESTMENT MANAGER

Reich & Tang Asset Management, LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the investment manager of the Company and its three Funds pursuant to agreements with the Funds dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, the Manager provides, either directly or indirectly through contracts with others, all services required for the management of the Company.


The Manager was, as of June 30, 2006, investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $16.8 billion. In addition to the Funds, the Manager acts as investment manager or sub-adviser of eighteen investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. IXIS-AMUSGROUP is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three affiliated French financial services firms: the Caisse des Depots et Consignations ("CDC"); the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisse d'Epargne; and by CNP Assurances, a French life insurance company.

The fourteen asset management firms of IXIS-AMUSGROUP, collectively, have more than $219.7 billion in assets under management or administration as of June 30, 2006.

On July 25, 2000, the Board, including a majority of the Disinterested Directors, approved the current Management/Investment Advisory Agreements for an initial two-year period. By their terms, the Management/Investment Advisory Agreements may be continued from year to year thereafter. The Management/Investment Advisory Agreements will remain in effect from year to year as long as continuation is approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities of the Fund, and
(ii) a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval.

The Management/Investment Advisory Agreements were approved by shareholders of each Fund on October 10, 2000 and each Agreement contains the same terms and conditions governing the Manager's investment management responsibilities as the Company's previous management/investment advisory agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/Investment Advisory Agreements, the Manager manages the investments of each of the Funds, subject at all times to the policies and control of the Board. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds. The Manager shall not be liable to the Funds or to their shareholders except in the case of its willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Under the Management/Investment Advisory Agreements, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of each Fund; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Funds and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of each Fund and the shareholders thereof and periodically reports on such performance to the Board; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Funds and their shareholders; (e) furnishes the Funds with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings;
(g) provides the Company with certain executive, administrative and clerical services as are deemed advisable by the Board; (h) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Funds' shareholders and reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities; (i) provides the Board on a regular basis with financial reports and analyses of the Funds' operations and the operation of comparable investment companies; (j) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Funds and whether concerning the individual issuers whose securities are included in the portfolios of the Funds;
(k) determines which issuers and securities shall be represented in the Funds' portfolios and regularly reports thereon to the Board; (l) formulates and implements continuing programs for the purchases and sales of securities for the Funds; and (m) takes, on behalf of the Funds, all actions that appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.


In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreements, the Manager receives annual fees from each of the Funds, calculated daily and paid monthly, of 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004 the Company paid to the Manager the management fees set forth in the table below:

     FISCAL YEAR                                                   MANAGEMENT FEES

          2006                                      PAYABLE                        WAIVED                      PAID
          ----                                      -------                        ------                      ----
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Cortland General Fund                               $36,304,963                       $0                     $36,304,963
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Government Fund                                      $2,716,564                       $0                      $2,716,564
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Municipal Fund                                       $1,729,690                       $0                      $1,729,690

----------------------------------------- --------------------------------- ------------------------ -----------------------------
          2005
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Cortland General Fund                               $31,150,868                       $0                     $31,150,868
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Government Fund                                     $2,757,333                        $0                      $2,757,333
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Municipal Fund                                      $1,699,762                        $0                      $1,699,762
----------------------------------------- --------------------------------- ------------------------ -----------------------------

                                       11

          2004
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Cortland General Fund                               $27,313,038                       $0                     $27,313,038
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Government Fund                                      2,060,111                         0                      2,060,111
----------------------------------------- --------------------------------- ------------------------ -----------------------------
Municipal Fund                                       1,458,281                         0                      1,458,281
----------------------------------------- --------------------------------- ------------------------ -----------------------------

The Management/Investment Advisory Agreements may be terminated on 60 days' written notice without penalty. Each Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Company's (Funds') right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as the Company's (Funds') investment manager.

EXPENSES

Pursuant to the Management/Investment Advisory Agreements, the Manager (1) furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Funds' affairs and to carry out their obligations under the Agreements; and (2) maintains, at its expense and without cost to the Funds, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Funds. The Manager, on behalf of its affiliate, Reich & Tang Distributors, Inc. (the "Distributor"), pays out of the management fees from each of the Funds and payments under Plans of Distribution (see "Distributor and Plans of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Funds' shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Funds, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; all fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Company (the Company does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Funds and their shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders and to potential shareholders of the Funds; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Funds' shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Company; postage; insurance premiums on property or personnel (including officers and directors) of the Company that inure to its benefit; and all other charges and costs of the Funds' operations unless otherwise explicitly assumed by the Company. The Company is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the Disinterested Directors, and travel and related expenses of the Directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Company under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses that are attributable to a Fund are charged against the income of that Fund in determining net income for dividend purposes. Expenses of the Company that are not directly attributable to the operations of any single Fund are allocated among the Funds based upon the relative net assets of each Fund.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse each Fund, to the extent required so that the amount of the ordinary expenses of each Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by any of the Funds do not exceed the expense limitations applicable to the Fund imposed by the securities laws or regulations of those states or jurisdictions in which the Funds' shares are registered or qualified for sale.

DISTRIBUTOR AND PLANS OF DISTRIBUTION

The Distributor serves as the principal underwriter of the Company's shares pursuant to Distribution Agreements dated October 30, 2000. The Distributor is located at 600 Fifth Avenue, New York, New York 10020.

Pursuant to the Distribution Agreements, the Distributor: (a) solicits and receives orders for the purchase of shares of the Funds, accepts or rejects such orders on behalf of the Company in accordance with the Company's currently effective Prospectuses and transmits such orders as are accepted to the Company as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Company as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Company; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Company or to its shareholders for any act or omission or any loss sustained by the Company or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Company for its services.

Effective May 27, 2003, the Distributor entered into a Proprietary Class Sub-Distribution and Service Agreement with Oppenheimer & Co. Inc. in order to provide for the offer and sale of the Funds.


The Funds have adopted plans of distribution under Rule 12b-1 under the 1940 Act (the "Plans"). Pursuant to the Plans, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers (including Oppenheimer & Co. Inc.) and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Funds and furnishing other shareholder services. Payments by the Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from the Funds, out of past profits or from any other source available to the Distributor. Oppenheimer & Co. Inc. may enter into shareholder processing and service agreements (the "Shareholder Service Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc., and with banks and other financial institutions that may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Funds and communicating with Oppenheimer & Co. Inc. and the Distributor, the Funds may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Fund) an amount not to exceed on an annual basis 0.25% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Funds during the term of any Shareholder Service Agreement. The Company also offers other classes of shares of the Funds with different distribution arrangements designed for institutional and other categories of investors. During the fiscal year ended March 31, 2006, the Company paid $6,557,792, $507,925 and $305,092 for expenses incurred pursuant to the Advantage Shares distribution plans for the Advantage Primary Liquidity Fund Shares, the Advantage Government Liquidity Fund Shares and the Advantage Municipal Liquidity Fund Shares, respectively (of this amount $5,918,949, $474,558 and $297,161 was voluntarily waived by the Distributor for the Advantage Primary Liquidity Fund Shares, the Advantage Government Liquidity Fund Shares and the Advantage Municipal Liquidity Fund Shares, respectively), all of which amounts were spent in payment to financial intermediaries in connection with the distribution of such funds' shares. During the fiscal year ended March 31, 2006, the Company paid $6,557,792, $507,925 and $305,092 for expenses incurred pursuant to the Advantage Shares shareholder servicing payment plans for the Advantage Primary Liquidity Fund Shares, the Advantage Government Liquidity Fund Shares and the Advantage Municipal Liquidity Fund Shares, respectively, all of which amounts were spent in payment to financial intermediaries in connection with the provision of shareholder services of such funds' shares.

The Distributor, under the Plans, may also make payments to Oppenheimer & Co. Inc. out of the investment management fees received by the Manager from the Funds, out of its past profits or from any other source available to the Distributor. During the fiscal year ended March 31, 2006, the Distributor paid Oppenheimer & Co. Inc. $16,356,636, $1,285,651 and $782,326, on behalf of the
Primary Advantage Fund shares, the Advantage Government Liquidity Fund shares and the Advantage Municipal Liquidity Fund shares, respectively, under the Plans.


Advantage Primary Liquidity Fund shares, the Advantage Government Liquidity Fund shares and the Advantage Municipal Liquidity Fund shares fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to a Fund by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the

Shareholder Service Agent; (3) the cost to a Fund if shareholder services were provided directly by the Fund or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for the Fund.


The Distribution Agreements for each of the Funds were last approved by the Board on June 8, 2006, to provide for the distribution of the Funds. The Distribution Agreements will continue in effect from year to year if specifically approved at least annually by the Board and the affirmative vote of a majority of the Directors who are not parties to the Distribution Agreements or any Shareholder Service Agreement by votes cast in person at a meeting called for such purpose. In approving the Plans, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors of the Company, that there was a reasonable likelihood that the Plans would benefit the Funds and their shareholders. The Plans may only be renewed if the Directors make a similar determination for each subsequent year. The Plans may not be amended to increase the maximum amount of payments by the Company or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plans must be approved by the Board and by the Directors who have no direct or indirect financial interest in the Plans, by votes cast in person at a meeting called for the purpose of such vote. Each Fund or the Distributor may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements terminate automatically in the event of their "assignment," as defined in the 1940 Act. The services of the Distributor to the Funds are not exclusive, and it is free to render similar services to others. The Plans may also be terminated by each of the Funds or by the Manager or in the event of their "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreements.


Although it is a primary objective of the Plans to reduce expenses of the Funds by fostering growth in the Funds' net assets, there can be no assurance that this objective of the Plans will be achieved; however, based on the data and information presented to the Board by the Manager and the Distributor, the Board determined that there is a reasonable likelihood that the benefits of growth in the size of the Funds can be accomplished under the Plans.

When the Board approved the Distribution Agreements, Proprietary Class Sub-Distribution and Service Plan, the forms of Shareholder Service Agreement and the Plans, the Board requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the Distribution Agreements, Plans and related agreements should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreements, Plans and related agreements would benefit the Funds and their respective shareholders.

The Board reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor, Oppenheimer & Co. Inc. and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Company's shareholders, and (4) expenses of the Company being assumed by the Manager.

In connection with the approval of the Plans, the Board also determined that the Funds would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his or her Fund account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Company's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of each of the Funds' fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Company.

5) The establishment of an orderly system for processing sales and redemptions is also important to the Company's goal of maintaining the constant net asset value of each Fund's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objective of a Fund, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Fund to stabilize its net asset values per share.

6) The Company expects to share in the benefits of growth in the Funds' net assets by achieving certain economies of scale based on a reduction in the management fees, although the Manager will receive greater total revenue if net assets grow.

The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

Prior to entering into shareholder servicing agreements with banks in Texas, the Distributor will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Funds under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Funds. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be to Participating Organizations that provide services to the Funds or their shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Funds or to recommend the Funds over similar funds in other complexes. Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events, theater or other entertainment; opportunities to participate in golf or other outings, and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


SHAREHOLDER SERVICE PLAN

The Advantage shares of each Fund have adopted a Shareholder Service Plan whereby each Fund compensates Shareholder Service Agents, up to an annual rate of 0.25% of the average daily net assets of the class, for services for which these Agents are not otherwise being compensated under a dealer or shareholder servicing agreement entered into pursuant to the Plan for the shares. These Shareholder Service Plans will continue from year to year only so long as such continuance is specifically approved by the Board.

CUSTODIAN


The Bank of New York ("BNY") acts as custodian for the Company's portfolio securities and cash. BNY is compensated for its services by the Manager (not the Company or its Funds) in such amounts as may be agreed upon by BNY and the Manager. The address of BNY is 2 Hanson Place - 7th Floor, Brooklyn, New York 11217.


TRANSFER AGENT

Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, acts as transfer agent to the Funds. All costs associated with performing such services are borne by the Manager.

SUB-ACCOUNTING

The Manager, at its expense, will provide sub-accounting services to all shareholders, and maintain information with respect to underlying owners. Investors, such as bank trust departments, investment counselors and brokers, who purchase shares for the account of others, can make arrangements through the Manager for these sub-accounting services.

PRINCIPAL HOLDERS OF SECURITIES


Set forth below is certain information as to persons who owned of record 5% or more of each Fund's outstanding shares as of June 30, 2006. To the best of the knowledge of the Company, none of these persons was a beneficial owner of any Fund's shares.

NAME AND ADDRESS                                  FUND                                 % OF CLASS

Oppenheimer & Co.                                 General                                100.00%
For the Benefit of Various Customers            Government                               100.00%
125 Broad Street                                 Municipal                               100.00%
New York, NY 1004

REPORTS

The Company furnishes shareholders with annual and semi-annual reports containing information about the Funds and their operations, including a schedule of investments held in the Company's portfolios and the financial statements for each Fund. The annual financial statements are audited by the Company's independent registered public accounting firm.

FINANCIAL STATEMENTS


The audited financial statements for the Company and the report of PricewaterhouseCoopers LLP thereon for the fiscal year ended March 31, 2006 are herein incorporated by reference to the Company's Annual Report. The Annual Report is available upon request and without charge by calling (800) 433-1918.


SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

A complete description of the manner in which the Funds may be purchased, redeemed or exchanged appears in the Prospectus under the caption "Shareholder Information".

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

NET ASSET VALUE DETERMINATION

The net asset values of the Funds are determined daily as of 4:00 p.m. Eastern time on each day the NYSE and the Company's custodian are open for business.

For the purpose of determining the price at which shares of the Funds are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of a Fund as set forth below; (b) deducting such Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of such Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Company to maintain a net asset value per share of $1.00 for each of the Funds.

The debt instruments held in each Fund's portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for a Fund, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund results in a lower aggregate portfolio value for such Fund on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Fund would receive less investment income. The converse would apply in a period of rising interest rates.

As it is difficult to evaluate the likelihood of exercise or potential benefit of a Stand-by Commitment, described under the caption "Investment Programs and Restrictions - Stand-by Commitments," such commitments will be considered to have no value, regardless of whether any direct or indirect consideration is paid for such commitments. Where the Municipal Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The valuation of portfolio instruments based upon their amortized cost, the calculation of each Fund's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each of the Funds is permitted in accordance with applicable rules and regulations of the SEC, which require the Funds to adhere to certain conditions. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of a Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for a Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Fund. In the event the Board determines that such a deviation exists for a Fund, it will take such corrective action as it deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

All of the net income earned by each Fund is declared daily as dividends to the respective holders of record of each Fund. Net income for each of the Funds for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of each Fund and any general income of the Company prorated to such Fund based on the relative net assets of such Fund, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Fund and general expenses of the Company prorated to such Fund based on the relative net assets of such Fund. The amount of discount or premium on instruments in each Fund's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by each Fund will be reflected in the net asset value of such Fund. Each Fund expects to distribute any net realized short-term gains at least once each year, although it may distribute them more frequently if necessary in order to maintain its net asset value at $1.00 per share. The Funds do not expect to realize net long-term capital gains.

Should any of the Funds incur or anticipate any unusual expense, loss or depreciation that would adversely affect the net asset value per share or net income per share of a Fund for a particular period, the Board would at that time consider whether to adhere to the dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of a Fund were reduced, or was anticipated to be reduced, below $1.00, the Board may suspend further dividend payments with respect to that Fund until the net asset value per share returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which he or she held shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price that he or she paid.

Dividends on a Fund's shares are normally payable on the date that a share purchase or exchange order is effective and not on the date that a redemption order is effective. The net income of a Fund for dividend purposes is determined as of 4:00 p.m. Eastern time on each "business day" of the Company, as defined in the Prospectus and immediately prior to the determination of the Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of each Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.

TAX MATTERS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and, with respect to the Municipal Fund, at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years. Under Code Section 382, if a Fund has an "ownership change," its use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the highest adjusted long-term tax-exempt rate (which is published monthly by the IRS) in effect for any month in the 3-calendar-month period ending with the calendar month in which the ownership change occurs (the rate for July 2005 is 4.37%). Each Fund will use its best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control of a Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income from interests in qualified publicly traded partnerships (the "Income Requirement").

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to prior inclusions of ordinary income items from the conversion transaction. Under Treasury Regulations that may be issued in the future, the recharacterized gain may also be reduced for the capital interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income would not be passed through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts and options on futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that previously was recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies) or the securities of one or more publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as "qualified dividend income" in the case of non-corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders.

Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

The Municipal Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of its taxable year at least 50% of the Municipal Fund's total assets consists of tax-exempt municipal obligations. Distributions from the Municipal Fund will constitute exempt-interest dividends to the extent of such Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Municipal Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Municipal Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund to the extent that the Fund distributes exempt-interest dividends to the shareholder during such shareholders taxable year. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Municipal Fund will likely be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

Each Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will be able to maintain such value. If the net asset value deviates from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends paid to the shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends, exempt-interest dividends, and amounts retained by a Fund that are designated as undistributed capital gains.

U.S. withholding tax generally would not apply to amounts designated by a Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of such Fund beginning in 2005, 2006 or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to a Fund's qualified net interest income for the year, which is the excess sum of such Fund's qualified interest income (generally, its U.S. source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of a Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends (except for exempt-interest dividends)received in respect of, and any gains realized upon the sale of, shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at the applicable withholding rate on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

YIELD INFORMATION

The yield for each Fund can be obtained by calling your securities dealer or the Distributor at (212) 830-5345 or by calling toll free at (800) 433-1918 if calling from elsewhere in the continental U.S. Quotations of yield on the Funds may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Fund will be computed by assuming that an account was established with a single share of such Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Company may also furnish a quotation of effective yield for each Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each Fund's portfolio and each Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Funds. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for one of the Funds with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Company, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Company are usually principal transactions, the Funds incur little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Company may also purchase securities from underwriters at prices that include a commission paid by the issuer to the underwriter.

The Company does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Funds by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Each Fund is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on U.S. Government Obligations, Agencies, Money Market Obligations and Municipal Securities, the high rate of portfolio turnover is not expected to have a material effect on the Funds' net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Company rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Funds'. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Funds and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Funds and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Funds will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Funds' purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Funds have obtained an order of exemption from the SEC that would permit the Funds to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board, including the Disinterested Directors. Additionally, such purchases and sales will be subject to the following conditions: (1) the Company will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by a Fund will be: (i) consistent with the Fund's investment policies and objective; (ii) consistent with the interests of shareholders of the Fund; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Funds and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in
Section 17(e)(2) of the 1940 Act.

THE COMPANY AND ITS SHARES

The shares of the Company are divided into three series constituting separate portfolios of investments, with various investment objectives and policies (each such series is referred to herein as a "Fund" and collectively as the "Funds"):

Cortland General Fund
Government Fund
Municipal Fund

Each Fund issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. Each share of a Fund bears equally the expenses of such Fund.

As used in the Prospectus, the term "majority of the outstanding shares" of the Company or of a particular Fund means, respectively, the vote of the lesser of
(i) 67% or more of the shares of the Company or such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or such Fund.

Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board. In such event, the remaining holders cannot elect any members of the Board.

The Board may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Each Fund share is entitled to participate pro rata in the dividends and distributions from that Fund. Additional information concerning the rights of share ownership is set forth in each the Prospectus. Each Fund's shares are divided into two or more classes. The Fund shares described in this SAI are referred to as "Advantage Shares." In addition to Advantage Shares, the Funds offer the following share classes, which are described in separate prospectuses and statements of additional information:
The Cortland General Fund offers General Fund shares, Short Term Fund General shares, Short Term Fund Premier shares and money market Xpress fund shares; the Government Fund and the Municipal Fund each offer Cortland Shares. In addition the Cortland General Fund has issued and has outstanding Pilgrim shares, which are not available to new investors.

The assets received by the Company for the issue or sale of shares of each Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Company as described below under "Expenses." While the expenses of the Company are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all three Funds. Also, certain expenses may be allocated to a particular class of a Fund. See "Expenses."

The Articles of Incorporation provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no Director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its current and former Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation protects any Director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in the Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the directors have been elected by the shareholders, the Directors then in office will call a shareholders' meeting for the election of Directors.

Except as otherwise disclosed in the Prospectus and in this SAI, the Directors shall continue to hold office and may appoint their successors.

INVESTMENT RATINGS

The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service ("Moody's") and Fitch, Inc. ("Fitch").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating F1 (highest credit quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (good credit quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

BOND AND LONG-TERM RATINGS

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are general referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

--------------------------------------------------------------------------------
SHORT TERM FUND                                             CORTLAND TRUST, INC.
                                            600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (800) 433-1918
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 28, 2006

       RELATING TO THE PROSPECTUSES FOR THE SHORT TERM FUND GENERAL SHARES
                    AND THE SHORT TERM FUND PREMIER SHARES OF
  CORTLAND TRUST, INC. - CORTLAND GENERAL MONEY MARKET FUND DATED JULY 28, 2006

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus dated July 28, 2006 for the Shares listed above, which may be obtained by writing to the MetLife Broker-Dealers, c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830 or by calling toll free at (800) 638-8378.

This SAI should be read in conjunction with the Company's Annual Report dated March 31, 2006, which is hereby incorporated by reference. The Annual Report is available, without charge, upon request by calling the toll-free number provided above.


                                TABLE OF CONTENTS

----------------------------------------------------------------- ---------------------------------------------------------------

General Information About the Company......................2         Financial Statements...................................14
Investment Programs and Restrictions.......................2      Share Purchases and Redemptions...........................14
   Investment Programs.....................................2         Purchases and Redemptions..............................14
   When-Issued Securities..................................3         Net Asset Value Determination..........................15
   Investment Restrictions.................................4      Dividends and Tax Matters.................................15
   Disclosure of Portfolio Holdings........................5         Dividends..............................................15
Management of the Fund.....................................5         Tax Matters............................................16
   Directors and Officers..................................5         Qualification as a Regulated Investment Company........16
   Compensation Table......................................8         Excise Tax on Regulated Investment Companies...........18
   Information About Proxy Voting..........................8         Fund Distributions.....................................18
Investment Manager.........................................8         Sale or Redemption of Shares...........................19
Expenses..................................................10         Foreign Shareholders...................................19
Distributor and Plan of Distribution......................11         Effect of Future Legislation and Local Tax
   Custodian..............................................14          Considerations........................................20
   Transfer Agent.........................................14      Yield Information.........................................20
   Sub-Accounting.........................................14      Portfolio Transactions....................................21
   Principal Holders of Securities........................14      The Fund and Its Shares...................................22
   Reports................................................14      Investment Ratings........................................24

----------------------------------------------------------------- ---------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY

Cortland Trust, Inc. (the "Company") is a money market mutual fund, formerly known as "Cortland Trust." The Company is a no-load, open-end diversified investment company. The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. The Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989.

INVESTMENT PROGRAMS AND RESTRICTIONS

INVESTMENT PROGRAMS

Information concerning the fundamental investment objective of the Cortland General Money Market Fund (the "Fund") is set forth in each Prospectus, respectively, under the caption "Investment Objective, Principal Investment Strategies and Related Risks". The principal features and the primary risks associated with the Fund are discussed in each Prospectus under the aforementioned captions.

The investment objectives and policies of the Fund are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the Fund. (See "The Fund and its Shares".) There can be no assurance that the Fund's objective will be achieved. The following is a more detailed description of the portfolio instruments eligible for purchase by the Fund, which augments the summary of the Fund's investment programs that appear in each Prospectus, under the aforementioned captions. The Fund seeks to achieve its objective by investing in a portfolio of short-term instruments rated high quality by a major rating service or determined to be of high quality by Reich & Tang Asset Management, LLC the Fund's investment manager (the "Manager") under the supervision of the Board of Directors of the Company (the "Board").

Subsequent to its purchase by the Fund, a particular issue of Money Market Obligations, as defined in each Prospectus under the aforementioned captions may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such an obligation from a Fund's portfolio, but the Manager will consider such an event to be relevant in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations may change as a result of changes in these rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Money Market Obligations in accordance with the investment policies contained herein.

The Fund's portfolio may include, in addition to direct U.S. Government Obligations, the following investments:

AGENCIES THAT ARE NOT BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

BANK INSTRUMENTS, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund limits investments to bank instruments described in each Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks".

CORPORATE COMMERCIAL INSTRUMENTS, which consist of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.

In addition, the Fund may purchase loan participation certificates, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Fund's credit standards. The Fund generally purchases loan participation certificates maturing in seven days or less.

The Fund may enter into the following arrangements:

1) Repurchase Agreements under which the purchaser (for example, the Fund) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Fund may enter into repurchase agreements with other institutions that the Board believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the Investment Company Act of 1940, as amended (the "1940 Act").

2) Reverse Repurchase Agreements involving the sale of money market instruments held by the Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of the Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets having a dollar value equal to the repurchase price. The Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

3) Delayed Delivery Agreements involving commitments by the Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio. To assure that the Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, the Fund will set aside in a segregated account liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of the Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Fund.

WHEN-ISSUED SECURITIES

Many new issues of Money Market Obligations are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Obligations with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of the Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If the Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

INVESTMENT RESTRICTIONS

In addition to the Fund's investment objective, the following investment restrictions have been adopted by the Fund as fundamental policies, which means they can be changed only by a majority shareholder vote. A "majority vote of shareholders" means the affirmative vote of the holders of the lesser of (1) more then 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. Therefore, the Fund will not:

1) purchase any Money Market Obligation, if, as a result of such purchase, more than 5% of a Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets;

3) invest more than 10% of the value of the Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4)   invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Fund's investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of the Fund's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (the Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

In order to permit the sale of the Fund's shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Fund and it's shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or (iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Directors has adopted the Manager's policies and procedures relating to the disclosure of Fund portfolio holdings information (the "Policy"). The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer ("CCO") of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Directors; (4) the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund. The Manager shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund. Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.

Subject to the Fund's policies described in Item 2 above, the Manager and/or the Fund maintains ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Fund's portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:


Entity and Type of Information                            Frequency             Lag Time
iMoneyNet, Inc. (information derived from the portfolio)  Weekly                1 business day lag
Investment Company Institute
(information derived from the portfolio)                  Monthly              10 business day lag
Lipper, Inc. (information derived from the portfolio)     Quarterly            15 calendar day lag

In addition, portfolio holdings information may be provided to the Fund's service providers on an as-needed basis in connection with the services provided to the Fund by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund's portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers. Portfolio holdings information may also be provided to the Fund's Board of Directors.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided. Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund's portfolio holdings by individuals or entities in possession of such information.

MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS


The Board, which is responsible for the overall management and supervision of the Company, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and directors of the Fund, may be partners or officers of IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America L.P., the managing member of the Manager or its affiliates. Due to the services performed by the Manager, the Company currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The Board has an Audit Committee that meets annually to review the Company's financial statements with the independent registered public accounting firm and to report on its findings to the Board. The members of the Committee are Albert
R. Dowden, William Lerner and James L. Schultz. The Committee met two times during the fiscal year ended March 31, 2006.

The Board also has a Nominating Committee comprised of Albert R. Dowden, William Lerner and James L. Schultz whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not hold any meetings during the fiscal year ended March 31, 2006. Nominees recommended by shareholders are considered by the Committee to the extent required by applicable law.


The following table shows the Directors and executive officers of the Company and their principal occupations during the last five years.


                       DIRECTORS AND OFFICERS INFORMATION
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
 DISINTERESTED DIRECTORS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------
Albert R. Dowden,      Chairman of      Since 1984     Corporate Director/Trustee for Annuity & Life    Three     Director/Trustee
Age 64                 the Board,                      Re (Holdings) Ltd., Boss Group, Ltd.,                      or Annuity &
                      Director and                     Homeowners of America Holding Corporation, AIM               Life Re
                        Member of                      Funds and CompuDyne Corporation.                            (Holdings)
                        the Audit                                                                                  Ltd., Boss
                           and                                                                                    Group, Ltd.,
                       Nominating                                                                                 Homeowners of
                        Committee                                                                                 America Holding
                                                                                                                  Corporation,
                                                                                                                  IM Funds and
                                                                                                                   CompuDyne
                                                                                                                  Corporation.
-------------------- --------------- ---------------- ----------------------------------------------- --------  --------------------
William Lerner,         Chairman,       Since 2000     Self-employed consultant to business entities    Three     Director of
Esq.,                 Director and                     and entrepreneurs for corporate governance and               Rent-Way,
Age 70                  Member of                      corporate secretarial services.                             Inc., and
                       the Audit                                                                                   Micros-to-
                           and                                                                                   Mainframes, Inc.
                       Nominating
                        Committee
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
James L. Schultz,     Director and      Since 1984     Self-employed   as   a   consultant.   Formerly  Three     Director of
Age 69                  Member of                      President of Computer  Research  Inc. from 1975             Computer
                        the Audit                      to 2001.                                                  Research, Inc.
                           and
                       Nominating
                        Committee
-------------------------------- --- ---------------- ------------------------------------------------- ------- --------------------
 INTERESTED DIRECTORS:
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Steven W. Duff,        Director(3)      Since 1996     President and Manager of Reich & Tang Asset      Three      Director of
Age 52                                                 Management, LLC (the "Manager") and President                     ten
                                                       of the Mutual Funds Division of the Manager                 portfolios in
                                                       since August 1994. Mr. Duff is also President                the Reich &
                                                       and Director/Trustee of eight other funds in                   Tang fund
                                                       the Reich & Tang Fund Complex, Director of Pax                 complex.
                                                       World Money Market Fund, Inc., Principal
                                                       Executive Officer of Delafield Fund, Inc. and
                                                       President and Chief Executive Officer of Tax
                                                       Exempt Proceeds Fund, Inc. Mr. Duff is also
                                                       serves as a Director of Reich & Tang Services,
                                                       Inc. and Reich & Tang Distributors, Inc.
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Carl Frischling, Esq.  Director(4)      Since 1998     Partner of Kramer Levin  Naftalis & Frankel LLP  Three        Director of
Age 69                                                (a law firm) with which he was associated  with                 AIM Funds.
                                                       since 1994.

-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

3. Steven W. Duff is deemed an interested person of the Fund, as defined in the 1940 Act, due to his affiliation with the Manager.

4. Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin Naftalis & Frankel LLP, legal counsel to the Company within the last two completed fiscal years of the Company.

------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
OFFICERS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------

Steven W. Duff,    President      Since 1996     See "Interested Directors" Information, above.
Age 52
--------------- --------------- ---------------- -----------------------------------------------------------------------------------
Richard De           Vice         Since 2004     Executive Vice President and Chief Financial Officer of the Manager. Associated
Sanctis,          President,                     with the Manager since 1990.  Mr. De Sanctis is also Vice President of eleven
Age 49
                      and                        funds in the Reich & Tang Fund Complex, and serves as Executive Vice President
                   Assistant                     and Chief Financial Officer of Reich & Tang Services, Inc. and Reich & Tang
                   Secretary     From 1989 to    Distributors, Inc. Prior to December 2004, Mr. DeSanctis was Treasurer and
                                      2004       Assistant Secretary of eleven funds in the Reich & Tang Fund Complex and Vice
                   Treasurer                     President, Treasurer and Assistant Secretary to the Fund.
                      and
                   Assistant
                   Secretary
--------------- --------------- ---------------- ----------------------------------------------------------------------------------
Molly Flewharty,     Vice         Since 1991     Senior  Vice  President  of  the  Manager.  Associated  with  the  Manger  since
Age 55             President                     December  1977.  Ms.  Flewharty is also Vice  President of eleven other funds in the  Reich & Tang Fund  Complex.  Ms.  Flewharty  also  serves as a Senior  Vice
                                                 President of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Rosanne Holtzer,     Chief        Since 2004     Senior  Vice  President,  Compliance  Officer  and  Assistant  Secretary  of the
Age 42            Compliance                     Manager.  Associated  with the  Manager  since  June 1986.  Ms.  Holtzer is also
                    Officer                      Chief  Compliance  Officer,  Secretary and  Assistant  Treasurer of eleven other
                   Secretary      Since 2001     funds in the Reich & Tang Fund Complex.  Ms.  Holtzer also serves as Senior Vice
                   Assistant      Since 1998     President  ,  Assistant  Secretary  and  Compliance  Officer  of  Reich  &  Tang
                   Treasurer                     Distributors,  Inc. and Senior Vice  President,  Assistant  Secretary  and Chief
                                                 Compliance Officer of Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Michael Lydon,       Vice         Since 2005     Executive  Vice  President  and Chief  Operations  Officer of the  Manager.  Mr.
Age 42             President                     Lydon has been  associated  with the Manager since  January 2005.  Mr. Lydon was
                                                 Vice  President at Automatic  Data  Processing  from July 2000 to December 2004.
                                                 Prior  to  July  2000,   Mr.  Lydon  was  Executive  Vice  President  and  Chief
                                                 Information  Officer of the Manager.  Mr. Lydon is also Vice President of eleven other  funds  in the  Reich & Tang  Fund  Complex.  Mr.  Lydon  also  serves  as
                                                 Executive  Vice  President  and  Chief  Operations  Officer  for  Reich  &  Tang
                                                 Distributors, Inc. and Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Dana E. Messina,     Vice         Since 1991     Executive  Vice  President of the  Manager.  Associated  with the Manager  since
Age 49             President                     December  1980.  Ms.  Messina is also Vice President of eight other funds in the
                                                 Reich & Tang Fund Complex.  Ms.  Messina also serves as Executive Vice President of Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Anthony Pace,       Treasurer      Since 2004     Vice President of the Manager since  September  2004. Mr. Pace was a Director of
Age 40                 and                        a Client  Service  Group at GlobeOp  Financial  Services,  Inc. from May 2002 to
                    Assistant                     August  2004 and  Controller/Director  of Mutual Fund  Administration  for Smith
                    Secretary                     Barney Funds  Management  LLC and Salomon  Brothers Asset  Management  Inc. from
                                                  1998 to May 2002. Mr. Pace is also  Treasurer and Assistant  Secretary of eleven other funds in the Reich & Tang Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

The following table shows the dollar range of Fund shares beneficially owned by each Director as of December 31, 2005:

                                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS
                                  DOLLAR RANGE OF EQUITY SECURITIES           OVERSEEN OR TO BE OVERSEEN BY DIRECTOR OR NOMINEE IN
NAME OF DIRECTOR                             IN THE COMPANY                               FAMILY OF INVESTMENT COMPANIES
DISINTERESTED DIRECTORS:

Albert R. Dowden                                    None                                                None
William Lerner                                      None                                                None
James L. Schultz                                $1 - $10,000                                        $1 - $10,000

                                       (Municipal Money Market Fund)

INTERESTED DIRECTORS:

Steven W. Duff                                      None                                           over $100,000
Carl Frischling                                over $100,000                                       over $100,000
                                       (Municipal Money Market Fund)

To the best knowledge of the Company, as of June 30, 2006, the Company's Directors and officers as a group, owned less than 1% of the Fund's outstanding shares.


Effective July 1, 2004 each Disinterested Director receives an annual fee from the Company of $24,000 for his services as a director, a fee of $2,000 for each Board meeting attended, and a fee of $500 for each telephonic Board Meeting. Neither of the Interested Directors receives compensation from the Company for his service as a Director. All Directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board.

                                       COMPENSATION TABLE
--------------------------------------------------------------- --------------------------------------------------------
                             (1)                                                          (2)
--------------------------------------------------------------- --------------------------------------------------------

                   Name of Person, Position                       Aggregate Compensation from Company for Fiscal Year
                                                                                 ended March 31, 2006
--------------------------------------------------------------- --------------------------------------------------------
Albert R. Dowden,                                                                       $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
William Lerner                                                                          $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
James L. Schultz                                                                        $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------

* The total compensation paid to such persons by the Company and Fund Complex for the fiscal year ended March 31, 2006. The Funds comprise the entire Fund Complex.

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INVESTMENT MANAGER

Reich & Tang Asset Management, LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the investment manager of the Company and its three Funds pursuant to agreements with the Funds dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, the Manager provides, either directly or indirectly through contracts with others, all services required for the management of the Company.


The Manager was, as of June 30, 2006, investment manager, advisor or sub-advisor with respect to assets aggregating in excess of $16.8 billion. In addition to the Funds, the Manager acts as investment manager or sub-adviser of eighteen investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. IXIS-AMUSGROUP is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three affiliated French financial services firms: the Caisse des Depots et Consignations ("CDC"); the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisse d'Epargne; and by CNP Assurances, a French life insurance company.

The fourteen asset management firms of IXIS-AMUSGROUP collectively, have more than $219.7 billion in assets under management or administration as of June 30, 2006.


On July 25, 2000, the Board, including a majority of the Disinterested Directors, approved the current Management/Investment Advisory Agreement for an initial two-year period. By their terms, the

Management/Investment Advisory Agreement may be continued from year to year thereafter. The Management/Investment Advisory Agreement will remain in effect from year to year as long as its continuation is approved at least annually by
(i) the Board or the vote of a majority of the outstanding voting securities of the Fund, and (ii) a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval.

The Management/Investment Advisory Agreement was approved by shareholders of the Fund on October 10, 2000 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous management/investment advisory agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/Investment Advisory Agreement, the Manager manages the investments of the Fund, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. The Manager shall not be liable to the Fund or to its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Under the Management/Investment Advisory Agreement, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of the Fund; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Fund and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of the Fund and the shareholders thereof and periodically reports on such performance to the Board; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Fund and its shareholders; (e) furnishes the Fund with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings; (g) provides the Fund with certain executive, administrative and clerical services as are deemed advisable by the Board of Directors; (h) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Fund's shareholders and reports to and filings with the Securities and Exchange Commission ("SEC") and state Blue Sky authorities; (i) provides the Board of Directors on a regular basis with financial reports and analyses of the Funds' operations and the operation of comparable investment companies; (j) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Funds and whether concerning the individual issuers whose securities are included in the portfolios of the Company's three Funds; (k) determines which issuers and securities shall be represented in the Funds' portfolios and regularly reports thereon to the Fund's Board of Directors; (l) formulates and implements continuing programs for the purchases and sales of securities for the Fund; and
(m) takes, on behalf of the Fund, all actions that appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.


In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreement, the Manager receives annual fees from the Fund, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets: 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004 the Company paid to the Manager the management fees set forth in the table below:

       FISCAL YEAR                          MANAGEMENT FEES

              2006                              PAYABLE                         WAIVED                      PAID
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
 Cortland General Money Market Fund             $36,304,963                        $0                       $36,304,963
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
               2005
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
 Cortland General Money Market Fund             $31,150,868                        $0                       $31,150,868
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
               2004
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
 Cortland General Money Market Fund             $27,313,038                        $0                       $27,313,038
-------------------------------------- ------------------------------- ---------------------------- -----------------------------


The Management/Investment Advisory Agreement may be terminated on 60 days' written notice without penalty. The Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Fund's right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as Fund's investment manager.

EXPENSES

Pursuant to the Management/Investment Advisory Agreement, the Manager furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Fund's affairs and to carry out their obligations under the Management/Investment Advisory Agreement. Pursuant to the Management/Investment Advisory Agreement, the Manager maintains, at its expense and without cost to the Fund, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Fund. The Manager, on behalf of its affiliate, Reich & Tang Distributors, Inc. (the "Distributor"), pays out of the management fees from the Fund and payments under a Plan of Distribution (see "Distributor and Plan of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Fund; all fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund (the Fund does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Fund's shareholders and to potential shareholders of the Fund; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; postage; insurance premiums on property or personnel (including officers and directors) of the Fund that inure to its benefit; and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by the Fund. The Fund is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the Disinterested Directors and travel and related expenses of the Directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Fund under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses that are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes. Expenses of the Company that are not directly attributable to the operations of any single Fund are allocated among the Funds based upon the relative net assets of each Fund.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse the Fund, to the extent required so that the amount of the ordinary expenses of the Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by the Fund do not exceed the expense limitations applicable to the Fund imposed by the securities laws or regulations of those states or jurisdictions in which the Fund's shares are registered or qualified for sale.

DISTRIBUTOR AND PLAN OF DISTRIBUTION

The Distributor serves as the principal underwriter of the Fund's shares pursuant to a Distribution Agreement dated October 30, 2000. The Distributor is located at 600 Fifth Avenue, New York, New York 10020.

Pursuant to the Distribution Agreement, the Distributor: (a) solicits and receives orders for the purchase of shares of the Funds, accepts or rejects such orders on behalf of the Fund in accordance with the Fund's currently effective Prospectuses and transmits such orders as are accepted to the Fund as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Fund as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Fund; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Fund or to its shareholders for any act or omission or any loss sustained by the Fund or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Company for its services.

On June 13, 2002, the Distributor entered into a Proprietary Class Sub-Distribution and Service Agreement with MetLife Securities, Inc. in order to provide for the offer and sale of the Short Term Fund General Shares (the "Short Term Shares") and the Short Term Fund Premier Shares (the "Short Term Premier Shares") of the Cortland General Money Market Fund.


The Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to the Fund's Plan, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers (including MetLife Securities, Inc.) and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Fund and furnishing other shareholder services. Payments by the Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from the Fund, out of past profits or from any other source available to the Distributor. MetLife Securities, Inc. may enter into a shareholder processing and service agreement (the "Shareholder Service Agreement") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc., and with banks and other financial institutions that may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with MetLife Securities, Inc. and the Distributor, the Fund may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Fund) an amount not to exceed on an annual basis 0.25% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Fund during the term of any Shareholder Service Agreement. During the fiscal year ended March 31, 2006, the Company paid $128,116 for expenses incurred pursuant to the plan for the Short Term Fund General Shares, there were no fees waived by the Distributor for the Short Term Fund General Shares, the amount as spent in payment to financial intermediaries in connection with the distribution of such portfolios shares. The Company also offers other classes of shares of the Fund with different distribution arrangements designed for institutional and other categories of investors.

The Distributor, under the Plan, may also make payments to MetLife Securities, Inc. and/or Shareholder Service Agents out of the investment management fees received by the Manager from the Fund, out of its past profits or from any other source available to the Distributor. During the fiscal year ended March 31, 2006, the Distributor paid Shareholder Service Agents $266,773, on behalf of the Short Term Fund General Fund shares under the Plan.

Short Term Fund General Shares and Short Term Fund Premier Shares fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to the Fund by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the Shareholder Service Agent; (3) the cost to the Fund if shareholder services were provided directly by the Fund or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund.

The Manager and/or the Distributor may pay compensation, out of their own resources and not as an additional charge to the Fund to broker-dealers or other financial intermediaries ("Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares. For example, the Manager or the Distributor may pay additional compensation to Intermediaries for the purpose of promoting the sale of Fund shares, maintaining share balances and/or sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution-related or shareholder servicing fees that may be payable by the Fund or by the Distributor. The additional payments may be based on current assets, gross sales or other measures, as determined from time to time by the Manager or the Distributor. The amount of these payments, as determined from time to time by the Manager or the Distributor, may be substantial and may be different for different Intermediaries.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Intermediaries may provide Intermediaries and other salespersons with an incentive to favor sales of shares of the Fund over other money market funds or other investment options with respect to which an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

The Distribution Agreement for the Fund were last approved by the Board on June 9, 2005, to provide for the distribution of the shares of the Fund. The Distribution Agreement will continue in effect from year to year if specifically approved at least annually by the Board and the affirmative vote of a majority of the Disinterested Directors who are not parties to the Distribution Agreement or any Shareholder Service Agreements by votes cast in person at a meeting called for such purpose. In approving the Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors of the Fund, that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan may only be renewed if the Directors make a similar determination for each subsequent year. The Plan may not be amended to increase the maximum amount of payments by the Fund or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plan must be approved by the Board and by the Directors who have no direct or indirect financial interest in the Plan, by votes cast in person at a meeting called for the purpose of such vote. The Fund or the Distributor may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreement terminates automatically in the event of their "assignment," as defined in the 1940 Act. The services of the Distributor to the Fund is not exclusive, and it is free to render similar services to others. The Plan may also be terminated by the Fund or by the Manager or in the event of its "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreement.

Although it is a primary objective of the Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of the Plan will be achieved; however, based on the data and information presented to the Board by the Manager and the Distributor, the Board determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

When the Board approved the Distribution Agreement, the Proprietary Class Sub-Distribution and Service Plan, the forms of Shareholder Service Agreements and the Plan, the Board requested and evaluated such information as deemed reasonably necessary to make an informed determination that the Distribution Agreement, Plan and related agreements should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreement, Plan and related agreements would benefit the Fund and its respective shareholders.

The Board reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor, MetLife Securities, Inc. and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Fund's shareholders, and (4) expenses of the Fund being assumed by the Manager.

In connection with the approval of the Plan, the Board also determined that the Fund would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his or her Fund account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Fund's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of the Fund's fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Fund.

5) The establishment of an orderly system for processing sales and redemptions is also important to the Fund's goal of maintaining the constant net asset value of it's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objectives of a Fund, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Fund to stabilize its net asset value per share.

6) The Fund expects to share in the benefits of growth in the Fund's net assets by achieving certain economies of scale based on a reduction in the management fee rate, although the Manager will receive greater total revenue if net assets grow.

The Plan will only make payments for expenses actually incurred by the Distributor. The Plan will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

Prior to entering into shareholder servicing agreements with banks in Texas, the Distributor will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Funds under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Funds. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be to Participating Organizations that provide services to the Funds or their shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Funds or to recommend the Funds over similar funds in other complexes. Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events, theater or other entertainment; opportunities to participate in golf or other outings, and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


CUSTODIAN


The Bank of New York ("BNY") acts as custodian for the Fund's portfolio securities and cash. BNY is compensated for its services by the Manager (not the Company or its Funds) in such amounts as may be agreed upon by BNY and the Manager. The address of BNY is 2 Hanson Place - 7th Floor, Brooklyn, New York 11217.


TRANSFER AGENT

Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, acts as transfer agent with respect to the Funds. All costs associated with performing such services are borne by the Manager.

SUB-ACCOUNTING


Pursuant to the Sub-Accounting and Administrative Agreement, Reich & Tang Distributors, Inc. performs or subcontracts or employs others to perform certain sub-accounting and administrative services for the Fund's Short Term Fund General Shares. For its services under the Sub-Accounting and Administrative Agreement, the Distributor receives from the Fund a fee at an annual rate of up to 0.10% of the average daily net assets of the Short Term Fund Shares.


PRINCIPAL HOLDERS OF SECURITIES


Set forth below is certain information as to persons who owned of record 5% or more of each Fund's outstanding shares as of June 30, 2006. To the best of the knowledge of the Company, none of these persons was a beneficial owner of any Fund's shares.


NAME AND ADDRESS                            FUND                                        % OF CLASS

Pershing                           Short Term Fund General Shares                       100.00%
Attn: Procash Group
One Pershing Plaza
Jersey City, NJ  07399

REPORTS

The Company furnishes shareholders with annual and semi-annual reports containing information about the Funds and their operations, including a schedule of investments held in the Funds' portfolios and the financial statements for each Fund. The annual financial statements are audited by the Company's independent registered public accounting firm.

FINANCIAL STATEMENTS


The audited financial statements for the Company and the report of PricewaterhouseCoopers LLP thereon for the fiscal year ended March 31, 2006 are herein incorporated by reference to the Company's Annual Report. The Annual Report is available upon request and without charge by calling (800) 638-8378.


SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

A complete description of the manner in which the Fund's shares may be purchased, redeemed or exchanged appears in the Shareholder Information section of each Prospectus under the captions "Purchases through a MetLife Broker-Dealer," "General Information on Purchases," "How to Redeem Shares," and "Redemptions through a MetLife Broker-Dealer."

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock

Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

NET ASSET VALUE DETERMINATION

The net asset value of the Fund is determined daily as of 4:00 p.m. Eastern time on each day the NYSE and the Fund's custodian are open for business.

For the purpose of determining the price at which shares of the Fund are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of the Fund as set forth below; (b) deducting the Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of the Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for the Fund.

The debt instruments held in the Fund's portfolio is valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for the Fund, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for the Fund on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of portfolio instruments based upon their amortized cost, the calculation of the Fund's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC, which require the Fund to adhere to certain conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Fund. In the event the Board determines that such a deviation exists for the Fund, it will take such corrective action as it deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

All of the net income earned by the Fund is declared daily as dividends to the respective holders of record of the Fund. Net income for the Fund for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of the Fund and any general income of the Company prorated to the Fund based on the relative net assets of the Fund, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to the Fund and general expenses of the Company prorated to the Fund based on the relative net assets of the Fund. The amount of discount or premium on instruments in the Fund's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by the Fund will be reflected in the net asset value of the Fund. The Fund expects to distribute any net realized short-term gains at least once each year, although it may distribute them more frequently if necessary in order to maintain its net asset value at $1.00 per share. The Fund does not expect to realize net long-term capital gains.

Should the Fund incur or anticipate any unusual expense, loss or depreciation that would adversely affect the net asset value per share or net income per share of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Fund were reduced, or was anticipated to be reduced, below $1.00, the Board may suspend further dividend payments with respect to the Fund until the net asset value per share returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which he or she held shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price that he or she paid.

Dividends on the Fund's shares are normally payable on the date that a share purchase or exchange order is effective and not on the date that a redemption order is effective. The net income of the Fund for dividend purposes is determined as of 4:00 p.m. Eastern time each "business day" of the Fund, as defined in each Prospectus and immediately prior to the determination of the Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of the Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.

TAX MATTERS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years. Under Code Section 382, if a Fund has an "ownership change," its use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the highest adjusted long-term tax-exempt rate (which is published monthly by the IRS) in effect for any month in the 3-calendar-month period ending with the calendar month in which the ownership change occurs (the rate for July 2005 is 4.37%). The Fund will use its best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control of the Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If the Fund has or has had an ownership change, any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income from interests in qualified publicly traded partnerships (the "Income Requirement").

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to prior inclusions of ordinary income items from the conversion transaction. Under Treasury Regulations that may be issued in the future, the recharacterized gain may also be reduced for the capital interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income would not be passed through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts and options on futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that previously was recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies) or the securities of one or more publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for (i)the dividends-received deduction in the case of corporate shareholders or (ii) treatment as "qualified dividend income" in the case of non-corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified dividend income in the case of non-corporate shareholders.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will be able to maintain such value. If the net asset value deviates from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends paid to the shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends, exempt-interest dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

U.S. withholding tax generally would not apply to amounts designated by a Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of such Fund beginning in 2005, 2006 or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to a Fund's qualified net interest income for the year, which is the excess sum of such Fund's qualified interest income (generally, its U.S. source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of a Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends (except for exempt-interest dividends) received in respect of, and any gains realized upon the sale of, shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at the applicable withholding rate on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

YIELD INFORMATION

The yield for the Fund can be obtained by calling Broker Dealer Services toll free at (800) 638-8378. Quotations of yield on the Fund may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Fund will be computed by assuming that an account was established with a single share of such Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Fund may also furnish a quotation of effective yield for the Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices that include a commission paid by the issuer to the underwriter.

The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Fund by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The Fund is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on Money Market Obligations, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Fund's. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Funds will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund's purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Fund has obtained an order of exemption from the SEC that would permit the Fund to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board, including Disinterested Directors. Additionally, such purchases and sales will be subject to the following conditions: (1) the Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objective; (ii) consistent with the interests of shareholders of the Fund; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Fund and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in
Section 17(e)(2) of the 1940 Act.

THE FUND AND ITS SHARES

The shares of the Fund are divided into six classes:

Cortland General Money Market Fund Class

Short Term Fund General Class

Short Term Fund Premier Class

Advantage Primary Liquidity Fund Class

money market Xpress fund Class

Pilgrim General Money Market Fund Class

The Fund issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. Each share of the Fund bears equally the expenses of the Fund.

As used in the Prospectus, the term "majority of the outstanding shares" of the Company or of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company or the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or the Fund.

Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board. In such event, the remaining holders cannot elect any members of the Board.

The Board may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Each Fund share is entitled to participate pro rata in the dividends and distributions from that Fund. Additional information concerning the rights of share ownership is set forth in each Prospectus. As shown above, the Fund's shares are divided into six classes. The Fund shares described in this SAI are referred to as "Short Term Fund General" shares and "Short Term Fund Premier" shares. The other share classes of the Fund, as listed above, are described in other SAI's; Pilgrim General Money Market Fund shares are not available to new investors. In addition to the Fund, the Company offers two other series, described in other SAIs: the U.S. Government Fund (Cortland shares and Advantage Government Liquidity Fund shares) and the Municipal Money Market Fund (Cortland shares and Advantage Municipal Liquidity Fund shares).

The assets received by the Company for the issue or sale of shares of the Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Company are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all three Funds. Also, certain expenses may be allocated to a particular class of the Fund. See "Expenses".

The Articles of Incorporation provide that to the fullest extent that limitations on the liability of Directors and officers are permitted by the Maryland General Corporation Law, no Director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its current and former Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation protects any Director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of Directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the Directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of Directors.

Except as otherwise disclosed in each Prospectus and in this SAI, the Directors shall continue to hold office and may appoint their successors.

INVESTMENT RATINGS

The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service ("Moody's") and Fitch Investors Service, Inc. ("Fitch"):

COMMERCIAL PAPER AND SHORT-TERM RATINGS

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating F1 (highest credit quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (good credit quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

BOND AND LONG-TERM RATINGS

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Bonds Rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in interest rates. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

--------------------------------------------------------------------------------
MONEY MARKET XPRESS FUND                                    CORTLAND TRUST, INC.
                                            600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5345
================================================================================




                       STATEMENT OF ADDITIONAL INFORMATION


                                  JULY 28, 2006


       RELATING TO THE PROSPECTUS FOR THE MONEY MARKET XPRESS FUND SHARES
             OF CORTLAND TRUST, INC. - CORTLAND GENERAL MONEY MARKET

                            FUND DATED JULY 28, 2006

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus dated July 28, 2006 for the Shares listed above, which may be obtained by writing to optionsXpress, Inc. or brokersXpress, LLC, 39 South LaSalle Street, Suite 220, Chicago, Illinois 60603-1608 or by calling toll free at (888) 280-8020 (optionsXpress, Inc.) or
(888) 280-7030 (brokersXpress, LLC).

This SAI should be read in conjunction with the Company's Annual Report dated March 31, 2006, which is hereby incorporated by reference. The Annual Report is available, without charge, upon request by calling the toll-free number provided above.


                                TABLE OF CONTENTS
----------------------------------------------------------------- ---------------------------------------------------------------

General Information About the Company......................2         Financial Statements...................................13
Investment Programs and Restrictions.......................2      Share Purchases and Redemptions...........................14
   Investment Programs.....................................2         Purchases and Redemptions..............................14
   When-Issued Securities..................................3         Net Asset Value Determination..........................14
   Investment Restrictions.................................4      Dividends and Tax Matters.................................14
   Disclosure of Portfolio Holdings........................5         Dividends..............................................14
Management of the Fund.....................................5         Tax Matters............................................15
   Directors and Officers..................................5         Qualification as a Regulated Investment Company........15
   Compensation Table......................................8         Excise Tax on Regulated Investment Companies...........17
   Information About Proxy Voting..........................8         Fund Distributions.....................................17
Investment Manager.........................................8         Sale or Redemption of Shares...........................18
Expenses..................................................10         Foreign Shareholders...................................18
Distributor and Plans of Distribution.....................10         Effect of Future Legislation and Local Tax
   Shareholder Service Plan...............................13           Considerations.......................................19
   Custodian..............................................13      Yield Information.........................................19
   Transfer Agent.........................................13      Portfolio Transactions....................................19
   Sub-Accounting.........................................13      The Fund and Its Shares...................................20
   Principal Holders of Securities........................13      Investment Ratings........................................22
   Reports................................................13
----------------------------------------------------------------- ---------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY

Cortland Trust, Inc. (the "Company") is a money market mutual fund, formerly known as "Cortland Trust." The Company is a no-load, open-end diversified investment company. The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. The Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989.

INVESTMENT PROGRAMS AND RESTRICTIONS

INVESTMENT PROGRAMS

Information concerning the fundamental investment objective of the Cortland General Money Market Fund (the "Fund") is set forth in the Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks". The principal features and the primary risks associated with the Fund are discussed in the Prospectus under the aforementioned caption.

The investment objectives and policies of the Fund are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the Fund. (See "The Fund and its Shares".) There can be no assurance that the Fund's objective will be achieved. The following is a more detailed description of the portfolio instruments eligible for purchase by the Fund, which augments the summary of the Fund's investment programs that appear in the Prospectus, under the aforementioned caption. The Fund seeks to achieve its objective by investing in a portfolio of short-term instruments rated high quality by a major rating service or determined to be of high quality by Reich & Tang Asset Management, LLC the Fund's investment manager (the "Manager") under the supervision of the Board of Directors of the Company (the "Board").

Subsequent to its purchase by the Fund, a particular issue of Money Market Obligations, as defined in the Prospectus under the aforementioned caption may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such an obligation from the Fund's portfolio, but the Manager will consider such an event to be relevant in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations may change as a result of changes in these rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Money Market Obligations in accordance with the investment policies contained herein.

The Fund's portfolio may include, in addition to direct U.S. Government Obligations, the following investments:

AGENCIES THAT ARE NOT BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

BANK INSTRUMENTS, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund limits investments to bank instruments described in the Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks".

CORPORATE COMMERCIAL INSTRUMENTS, which consist of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.

In addition, the Fund may purchase loan participation certificates, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Fund's credit standards. The Fund generally purchases loan participation certificates maturing in seven days or less.

The Fund may enter into the following arrangements:

1) Repurchase Agreements under which the purchaser (for example, the Fund) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Fund may enter into repurchase agreements with other institutions that the Board believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the Investment Company Act of 1940, as amended (the "1940 Act").

2) Reverse Repurchase Agreements involving the sale of money market instruments held by the Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of the Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets having a dollar value equal to the repurchase price. The Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

3) Delayed Delivery Agreements involving commitments by the Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio. To assure that the Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, the Fund will set aside in a segregated account liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of the Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Fund.

WHEN-ISSUED SECURITIES

Many new issues of Money Market Obligations are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Obligations with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of the Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If the Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

INVESTMENT RESTRICTIONS

In addition to the Fund's investment objective, the following investment restrictions have been adopted by the Fund as fundamental policies, which means they can be changed only by a majority shareholder vote. A "majority vote of shareholders" means the affirmative vote of the holders of the lesser of (1) more then 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. Therefore, the Fund will not:

1) purchase any Money Market Obligation, if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets;

3) invest more than 10% of the value of the Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4)   invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Fund's investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of the Fund's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (the Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

In order to permit the sale of the Fund's shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Fund and it's shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or (iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Directors has adopted the Manager's policies and procedures relating to the disclosure of Fund portfolio holdings information (the "Policy"). The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer ("CCO") of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Directors; (4) the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund. The Manager shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund. Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.

Subject to the Fund's policies described in Item 2 above, the Manager and/or the Fund maintains ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Fund's portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:


Entity and Type of Information                            Frequency             Lag Time
iMoneyNet, Inc. (information derived from the portfolio)  Weekly                1 business day lag
Investment Company Institute
(information derived from the portfolio)                  Monthly              10 business day lag
Lipper, Inc. (information derived from the portfolio)     Quarterly            15 calendar day lag

In addition, portfolio holdings information may be provided to the Fund's service providers on an as-needed basis in connection with the services provided to the Fund by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund's portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers. Portfolio holdings information may also be provided to the Fund's Board of Directors.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided. Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund's portfolio holdings by individuals or entities in possession of such information.

MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS


The Board, which is responsible for the overall management and supervision of the Company, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and directors of the Fund, may be partners or officers of IXIS Asset Management US Group, L.P. ("IXIS-AMUSGROUP") formerly IXIS Asset Management North America L.P., the managing member of the Manager or its affiliates. Due to the services performed by the Manager, the Company currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The Board has an Audit Committee that meets annually to review the Company's financial statements with the independent registered public accounting firm and to report on its findings to the Board. The members of the

Committee are Albert R. Dowden, William Lerner and James L. Schultz. The Committee met two times during the fiscal year ended March 31, 2006.

The Board also has a Nominating Committee comprised of Albert R. Dowden, William Lerner and James L. Schultz whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act , of the Fund is committed. The Nominating Committee did not hold any meetings during the fiscal year ended March 31, 2006. Nominees recommended by shareholders are considered by the Committee to the extent required by applicable law .The following table shows the Directors and executive officers of the Company and their principal occupations during the last five years.


                       DIRECTORS AND OFFICERS INFORMATION
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
 DISINTERESTED DIRECTORS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------
Albert R. Dowden,      Chairman of      Since 1984     Corporate Director/Trustee for Annuity & Life    Three     Director/Trustee
Age 64                 the Board,                      Re (Holdings) Ltd., Boss Group, Ltd.,                      or Annuity &
                      Director and                     Homeowners of America Holding Corporation, AIM               Life Re
                        Member of                      Funds and CompuDyne Corporation.                            (Holdings)
                        the Audit                                                                                  Ltd., Boss
                           and                                                                                    Group, Ltd.,
                       Nominating                                                                                 Homeowners of
                        Committee                                                                                 America Holding
                                                                                                                  Corporation,
                                                                                                                  IM Funds and
                                                                                                                   CompuDyne
                                                                                                                  Corporation.
-------------------- --------------- ---------------- ----------------------------------------------- --------  --------------------
William Lerner,         Chairman,       Since 2000     Self-employed consultant to business entities    Three     Director of
Esq.,                 Director and                     and entrepreneurs for corporate governance and               Rent-Way,
Age 70                  Member of                      corporate secretarial services.                             Inc., and
                       the Audit                                                                                   Micros-to-
                           and                                                                                   Mainframes, Inc.
                       Nominating
                        Committee
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
James L. Schultz,     Director and      Since 1984     Self-employed   as   a   consultant.   Formerly  Three     Director of
Age 69                  Member of                      President of Computer  Research  Inc. from 1975             Computer
                        the Audit                      to 2001.                                                  Research, Inc.
                           and
                       Nominating
                        Committee
-------------------------------- --- ---------------- ------------------------------------------------- ------- --------------------
 INTERESTED DIRECTORS:
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Steven W. Duff,        Director(3)      Since 1996     President and Manager of Reich & Tang Asset      Three      Director of
Age 52                                                 Management, LLC (the "Manager") and President                     ten
                                                       of the Mutual Funds Division of the Manager                 portfolios in
                                                       since August 1994. Mr. Duff is also President                the Reich &
                                                       and Director/Trustee of eight other funds in                   Tang fund
                                                       the Reich & Tang Fund Complex, Director of Pax                 complex.
                                                       World Money Market Fund, Inc., Principal
                                                       Executive Officer of Delafield Fund, Inc. and
                                                       President and Chief Executive Officer of Tax
                                                       Exempt Proceeds Fund, Inc. Mr. Duff is also
                                                       serves as a Director of Reich & Tang Services,
                                                       Inc. and Reich & Tang Distributors, Inc.
-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------
Carl Frischling, Esq.  Director(4)      Since 1998     Partner of Kramer Levin  Naftalis & Frankel LLP  Three        Director of
Age 69                                                (a law firm) with which he was associated  with                 AIM Funds.
                                                       since 1994.

-------------------- --------------- ---------------- ------------------------------------------------- ------- --------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

3. Steven W. Duff is deemed an interested person of the Fund, as defined in the 1940 Act, due to his affiliation with the Manager.

4. Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin Naftalis & Frankel LLP, legal counsel to the Company within the last two completed fiscal years of the Company.

------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
                                                                                                          NUMBER OF
                                                                                                          PORTFOLIOS
                                                                                                          IN FUND         OTHER
                     POSITION(S)       TERM OF OFFICE  PRINCIPAL OCCUPATION(S)                            COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,       HELD WITH         AND LENGTH OF   DURING PAST                                        OVERSEEN       HELD BY
AND AGE (1)          COMPANY           TIME SERVED(2)  5 YEARS                                            BY DIRECTOR    DIRECTOR
------------------- ---------------- ---------------- ------------------------------------------------- -------------- -------------
OFFICERS:
---------------------------------- -- --------------- ------------------------------------------------- -------------- -------------

Steven W. Duff,    President      Since 1996     See "Interested Directors" Information, above.
Age 52
--------------- --------------- ---------------- -----------------------------------------------------------------------------------
Richard De           Vice         Since 2004     Executive Vice President and Chief Financial Officer of the Manager. Associated
Sanctis,          President,                     with the Manager since 1990.  Mr. De Sanctis is also Vice President of eleven
Age 49
                      and                        funds in the Reich & Tang Fund Complex, and serves as Executive Vice President
                   Assistant                     and Chief Financial Officer of Reich & Tang Services, Inc. and Reich & Tang
                   Secretary     From 1989 to    Distributors, Inc. Prior to December 2004, Mr. DeSanctis was Treasurer and
                                      2004       Assistant Secretary of eleven funds in the Reich & Tang Fund Complex and Vice
                   Treasurer                     President, Treasurer and Assistant Secretary to the Fund.
                      and
                   Assistant
                   Secretary
--------------- --------------- ---------------- ----------------------------------------------------------------------------------
Molly Flewharty,     Vice         Since 1991     Senior  Vice  President  of  the  Manager.  Associated  with  the  Manger  since
Age 55             President                     December  1977.  Ms.  Flewharty is also Vice  President of eleven other funds in the  Reich & Tang Fund  Complex.  Ms.  Flewharty  also  serves as a Senior  Vice
                                                 President of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Rosanne Holtzer,     Chief        Since 2004     Senior  Vice  President,  Compliance  Officer  and  Assistant  Secretary  of the
Age 42            Compliance                     Manager.  Associated  with the  Manager  since  June 1986.  Ms.  Holtzer is also
                    Officer                      Chief  Compliance  Officer,  Secretary and  Assistant  Treasurer of eleven other
                   Secretary      Since 2001     funds in the Reich & Tang Fund Complex.  Ms.  Holtzer also serves as Senior Vice
                   Assistant      Since 1998     President  ,  Assistant  Secretary  and  Compliance  Officer  of  Reich  &  Tang
                   Treasurer                     Distributors,  Inc. and Senior Vice  President,  Assistant  Secretary  and Chief
                                                 Compliance Officer of Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Michael Lydon,       Vice         Since 2005     Executive  Vice  President  and Chief  Operations  Officer of the  Manager.  Mr.
Age 42             President                     Lydon has been  associated  with the Manager since  January 2005.  Mr. Lydon was
                                                 Vice  President at Automatic  Data  Processing  from July 2000 to December 2004.
                                                 Prior  to  July  2000,   Mr.  Lydon  was  Executive  Vice  President  and  Chief
                                                 Information  Officer of the Manager.  Mr. Lydon is also Vice President of eleven other  funds  in the  Reich & Tang  Fund  Complex.  Mr.  Lydon  also  serves  as
                                                 Executive  Vice  President  and  Chief  Operations  Officer  for  Reich  &  Tang
                                                 Distributors, Inc. and Reich & Tang Services, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Dana E. Messina,     Vice         Since 1991     Executive  Vice  President of the  Manager.  Associated  with the Manager  since
Age 49             President                     December  1980.  Ms.  Messina is also Vice President of eight other funds in the
                                                 Reich & Tang Fund Complex.  Ms.  Messina also serves as Executive Vice President of Reich & Tang Distributors, Inc.
---------------- -------------- ---------------- ----------------------------------------------------------------------------------
Anthony Pace,       Treasurer      Since 2004     Vice President of the Manager since  September  2004. Mr. Pace was a Director of
Age 40                 and                        a Client  Service  Group at GlobeOp  Financial  Services,  Inc. from May 2002 to
                    Assistant                     August  2004 and  Controller/Director  of Mutual Fund  Administration  for Smith
                    Secretary                     Barney Funds  Management  LLC and Salomon  Brothers Asset  Management  Inc. from
                                                  1998 to May 2002. Mr. Pace is also  Treasurer and Assistant  Secretary of eleven other funds in the Reich & Tang Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------------

1. The address of each of these following persons is 600 Fifth Avenue, New York, New York 10020

2.   Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.

The following table shows the dollar range of Fund shares beneficially owned by each Director as of December 31, 2005:

                                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS
                                  DOLLAR RANGE OF EQUITY SECURITIES           OVERSEEN OR TO BE OVERSEEN BY DIRECTOR OR NOMINEE IN
NAME OF DIRECTOR                             IN THE COMPANY                               FAMILY OF INVESTMENT COMPANIES
DISINTERESTED DIRECTORS:

Albert R. Dowden                                    None                                                None
William Lerner                                      None                                                None
James L. Schultz                                $1 - $10,000                                        $1 - $10,000

                                       (Municipal Money Market Fund)

INTERESTED DIRECTORS:

Steven W. Duff                                      None                                           over $100,000
Carl Frischling                                over $100,000                                       over $100,000
                                       (Municipal Money Market Fund)

To the best knowledge of the Company, as of June 30, 2006, the Company's Directors and officers as a group, owned less than 1% of the Fund's outstanding shares.

Effective July 1, 2004, each Disinterested Director receives an annual fee from the Company of $24,000 for his service as a Director, a fee of $2,000 for each Board meeting attended, and a fee of $500 for each telephonic Board meeting. Neither of the Interested Directors receive compensation from the Company for his service as a Director. All Directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board.

                                       COMPENSATION TABLE
--------------------------------------------------------------- --------------------------------------------------------
                             (1)                                                          (2)
--------------------------------------------------------------- --------------------------------------------------------

                   Name of Person, Position                       Aggregate Compensation from Company for Fiscal Year
                                                                                 ended March 31, 2006
--------------------------------------------------------------- --------------------------------------------------------
Albert R. Dowden,                                                                       $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
William Lerner                                                                          $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------
James L. Schultz                                                                        $34,000
Director
--------------------------------------------------------------- --------------------------------------------------------

* The total compensation paid to such persons by the Company and Fund Complex for the fiscal year ended March 31, 2006. The Funds comprise the entire Fund Complex.

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INVESTMENT MANAGER

Reich & Tang Asset Management, LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the investment manager of the Company and its three Funds pursuant to agreements with the Funds dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, the Manager provides, either directly or indirectly through contracts with others, all services required for the management of the Company.


The Manager was, as of June 30, 2006, investment manager, advisor or sub-advisor with respect to assets aggregating in excess of $16.8 billion. In addition to the Fund, the Manager acts as investment manager or sub-adviser of sixteen investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. IXIS-AMUSGROUP is the managing member and sole direct owner of the Manager. IXIS-AMUSGROUP is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned, principally, directly or indirectly, by three affiliated French financial services firms: the Caisse des Depots et Consignations ("CDC"); the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisse d'Epargne; and by CNP Assurances, a French life insurance company.

The fourteen asset management firms of IXIS-AMUSGROUP collectively, have more than $219.7 billion in assets under management or administration as of June 30, 2006.


On July 25, 2000, the Board, including a majority of the Disinterested Directors, approved the current Management/Investment Advisory Agreement for an initial two-year period. By their terms, the Management/Investment Advisory Agreement may be continued from year to year thereafter. The Management/Investment Advisory Agreement will remain in effect from year to year as long as its continuation is approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities of the Fund, and
(ii) a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Management/Investment Advisory Agreement, the Manager manages the investments of the Fund, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. The Manager shall not be liable to the Fund or to its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Under the Management/Investment Advisory Agreement, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of the Fund; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Fund and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of the Fund and the shareholders thereof and periodically reports on such performance to the Board; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Fund and its shareholders; (e) furnishes the Fund with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings; (g) provides the Fund with certain executive, administrative and clerical services as are deemed advisable by the Board; (h) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Fund's shareholders and reports to and filings with the Securities and Exchange Commission ("SEC") and state Blue Sky authorities; (i) provides the Board on a regular basis with financial reports and analyses of the Funds' operations and the operation of comparable investment companies; (j) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Funds and whether concerning the individual issuers whose securities are included in the portfolios of the Company's three Funds; (k) determines which issuers and securities shall be represented in the Funds' portfolios and regularly reports thereon to the Board; (l) formulates and implements continuing programs for the purchases and sales of securities for the Fund; and (m) takes, on behalf of the Fund, all actions that appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.


In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreement, the Manager receives annual fees from the Fund, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets: 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004 the Company paid to the Manager the management fees set forth in the table below:

       FISCAL YEAR                          MANAGEMENT FEES

              2006                              PAYABLE                         WAIVED                      PAID
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
 Cortland General Money Market Fund             $36,304,963                        $0                       $36,304,963
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
               2005
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
 Cortland General Money Market Fund             $31,150,868                        $0                       $31,150,868
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
               2004
-------------------------------------- ------------------------------- ---------------------------- -----------------------------
 Cortland General Money Market Fund             $27,313,038                        $0                       $27,313,038
-------------------------------------- ------------------------------- ---------------------------- -----------------------------

The Management/Investment Advisory Agreement may be terminated on 60 days' written notice without penalty. The Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940

Act. The Fund's right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as Fund's investment manager.

EXPENSES

Pursuant to the Management/Investment Advisory Agreement, the Manager furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Fund's affairs and to carry out their obligations under the Management/Investment Advisory Agreement. Pursuant to the Management/Investment Advisory Agreement, the Manager maintains, at its expense and without cost to the Fund, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Fund. The Manager, on behalf of its affiliate, Reich & Tang Distributors, Inc. (the "Distributor"), pays out of the management fees from the Fund and payments under a Plan of Distribution (see "Distributor and Plan of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Fund; all fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund (the Fund does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Fund's shareholders and to potential shareholders of the Fund; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; postage; insurance premiums on property or personnel (including officers and directors) of the Fund that inure to its benefit; and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by the Fund. The Fund is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the Disinterested Directors and travel and related expenses of the Directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Fund under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses that are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes. Expenses of the Company that are not directly attributable to the operations of any single Fund are allocated among the Funds based upon the relative net assets of each Fund.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse the Fund, to the extent required so that the amount of the ordinary expenses of the Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by any of the Funds do not exceed the expense limitations applicable to the Funds imposed by the securities laws or regulations of those states or jurisdictions in which the Fund's shares are registered or qualified for sale.

DISTRIBUTOR AND PLAN OF DISTRIBUTION

The Distributor serves as the principal underwriter of the Fund's shares pursuant to a Distribution Agreement dated October 30, 2000. The Distributor is located at 600 Fifth Avenue, New York, New York 10020.

Pursuant to the Distribution Agreement, the Distributor: (a) solicits and receives orders for the purchase of shares of the Fund, accepts or rejects such orders on behalf of the Fund in accordance with the Fund's currently effective Prospectus and transmits such orders as are accepted to the Fund as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Fund as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Fund; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Fund or to its shareholders for any act or omission or any loss sustained by the Fund or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Fund for its services.


Effective July 12, 2004, the Distributor entered into a Proprietary Class Sub-Distribution and Service Agreement with Goldman Sachs Execution & Clearing, LLC in order to provide for the offer and sale of the money market Xpress fund shares (the "Xpress Shares") of the Cortland General Money Market Fund.

The Fund has adopted a plan of distribution under Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to the Plan, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers (including Goldman Sachs Execution & Clearing, LLC) and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Fund and furnishing other shareholder services. Payments by the Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from the Fund, out of past profits or from any other source available to the Distributor. Goldman Sachs Execution & Clearing, LLC may enter into shareholder processing and service agreements (the "Shareholder Service Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc., and with banks and other financial institutions that may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with Goldman Sachs Execution & Clearing, LLC and the Distributor, the Fund may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Fund) an amount not to exceed on an annual basis 0.25% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Fund during the term of any Shareholder Service Agreement. During the fiscal year ended March 31, 2006, the Company paid $2,473,470 for expenses incurred pursuant to the Xpress Shares distribution plans for the Xpress Fund Shares, and $2,473,470 for expenses incurred pursuant to the Xpress Shares shareholder servicing fees for the Xpress Fund Shares, (of this amount $0 was voluntarily waived by the Distributor for the Xpress Fund Shares), all of which amounts were spent in payment to financial intermediaries in connection with the distribution of such funds' shares. The Company also offers other classes of shares of the Fund with different distribution arrangements designed for institutional and other categories of investors.

The Distributor, under the Plan, may also make payments to Goldman Sachs Execution & Clearing, LLC and/or Shareholder Service Agents out of the investment management fee received by the Manager from the Fund, out of its past profits or from any other source available to the Distributor. During the fiscal year ended March 31, 2006, the Distributor paid optionsXpress Inc. $4,947,661, on behalf of the Xpress Fund Shares, under the Plan.


Xpress Shares fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to a Fund by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the Shareholder Service Agent; (3) the cost to a Fund if shareholder services were provided directly by the Fund or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for the Fund.


The Distribution Agreement for the Fund was approved by the Board on June 8, 2006, to provide for the distribution of the Fund. The Distribution Agreement will continue in effect from year to year if specifically approved at least annually by the Board and the affirmative vote of a majority of the Disinterested Directors who are not parties to the Distribution Agreements or any Shareholder Service Agreements by votes cast in person at a meeting called for such purpose. In approving the Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors of the Fund, that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan may only be renewed if the Directors make a similar determination for each subsequent year. The Plan may not be amended to increase the maximum amount of payments by the Fund or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plan must be approved by the Board and by the Directors who have no direct or indirect financial interest in the Plan, by votes cast in person at a meeting called for the purpose of such vote. The Fund or the Distributor may terminate the Distribution Agreement on 60 days' written notice without penalty. The

Distribution Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The services of the Distributor to the Fund is not exclusive, and it is free to render similar services to others. The Plan may also be terminated by the Fund or by the Manager or in the event of its "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreement.


Although it is a primary objective of the Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of the Plan will be achieved; however, based on the data and information presented to the Board by the Manager and the Distributor, the Board determined that there is a reasonable likelihood that the benefits of growth in the size of the Funds can be accomplished under the Plan.

When the Board approved the Distribution Agreement, Proprietary Class Sub-Distribution and Service Plan, the forms of Shareholder Service Agreements and the Plan, the Board requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the Distribution Agreement, Plan and related agreements should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreement, Plan and related agreements would benefit the Fund and its respective shareholders.

The Board reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor, Goldman Sachs Execution & Clearing, LLC and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Fund's shareholders, and (4) expenses of the Fund being assumed by the Manager.

In connection with the approval of the Plan, the Board also determined that the Fund would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his or her Fund account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Fund's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of each of the Funds' fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Fund.

5) The establishment of an orderly system for processing sales and redemptions is also important to the Fund's goal of maintaining the constant net asset value of each Fund's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objective of a Fund, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Fund to stabilize its net asset values per share.

6) The Fund expects to share in the benefits of growth in the Fund's net assets by achieving certain economies of scale based on a reduction in the management fees, although the Manager will receive greater total revenue if net assets grow.

    The Plan will only make payments for expenses actually incurred by the Distributor. The Plan will not carry over expenses from year to year and if the Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

Prior to entering into shareholder servicing agreements with banks in Texas, the Distributor will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.


The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Funds under the Plans), make cash payments to some but not all Participating

Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Funds. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Funds receive as proceeds from such sales. Revenue sharing payments may be to Participating Organizations that provide services to the Funds or their shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Funds or to recommend the Funds over similar funds in other complexes. Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates. In addition, to the extent allowable under the National Association of Securities Dealers ("NASD") rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations may provide non-cash compensation to certain Participating Organizations such as sponsorship or funding of sales seminars; tickets to sporting events, theater or other entertainment; opportunities to participate in golf or other outings, and gift certificates for meals; or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.


SHAREHOLDER SERVICE PLAN

The Xpress shares of the Fund have adopted a Shareholder Service Plan whereby the Fund compensates Shareholder Service Agents, up to an annual rate of 0.25% of the average daily net assets of the class, for services for which these Agents are not otherwise being compensated under a dealer or shareholder servicing agreement entered into pursuant to the Plan for the shares. The Shareholder Service Plan will continue from year to year only so long as such continuance is specifically approved by the Board.

CUSTODIAN


The Bank of New York ("BNY") acts as custodian for the Fund's portfolio securities and cash. BNY is compensated for its services by the Manager (not the Company or its Funds) in such amounts as may be agreed upon by BNY and the Manager. The address of BNY is 2 Hanson Place - 7th Floor, Brooklyn, New York 11217.


TRANSFER AGENT

Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, acts as transfer agent with respect to the Funds. All costs associated with performing such services are borne by the Manager.

SUB-ACCOUNTING

The Manager, at its expense, will provide sub-accounting services to all shareholders and maintain information with respect to underlying owners.

PRINCIPAL HOLDERS OF SECURITIES


To the best of the knowledge of the Company, no person owned of record 5% or more of the Fund's outstanding shares as of June 30, 2006.


REPORTS

The Company furnishes shareholders with annual and semi-annual reports containing information about the Funds and their operations, including a schedule of investments held in the Funds' portfolios and the financial statements for each Fund. The annual financial statements are audited by the Company's independent registered public accounting firm.

FINANCIAL STATEMENTS


The audited financial statements for the Company and the report of PricewaterhouseCoopers LLP thereon for the fiscal year ended March 31, 2006 are herein incorporated by reference to the Company's Annual Report. The Annual Report is available upon request and without charge by calling the Fund toll free at (888) 280-8020 (optionsXpress, Inc.) or (888) 280-7030 (brokersXpress,
LLC).

SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

A complete description of the manner in which the Fund's shares may be purchased, redeemed or exchanged appears in the Shareholder Information section of the Prospectus under the captions "Purchase and Redemption of Shares," "Initial Investments (Purchases)," "Subsequent Investments (Purchases)," "General Information on Purchases," "Withdrawals

(Redemptions)," and "General Information on Redemptions."


The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

NET ASSET VALUE DETERMINATION

The net asset value of the Fund is determined daily as of 4:00 p.m. Eastern time on each day the NYSE and the Fund's custodian are open for business.

For the purpose of determining the price at which shares of the Fund are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of the Fund as set forth below; (b) deducting the Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of the Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for the Fund.

The debt instruments held in the Fund's portfolio is valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for the Fund, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for the Fund on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of portfolio instruments based upon their amortized cost, the calculation of the Fund's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC, which require the Fund to adhere to certain conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Fund. In the event the Board determines that such a deviation exists for the Fund, it will take such corrective action as it deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

All of the net income earned by the Fund is declared daily as dividends to the respective holders of record of the Fund.

Net income for the Fund for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of the Fund and any general income of the Company prorated to the Fund based on the relative net assets of the Fund, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to the Fund and general expenses of the Company prorated to the Fund based on the relative net assets of the Fund. The amount of discount or premium on instruments in the Fund's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by the Fund will be reflected in the net asset value of the Fund. The Fund expects to distribute any net realized short-term gains at least once each year, although it may distribute them more frequently if necessary in order to maintain its net asset value at $1.00 per share. The Fund does not expect to realize net long-term capital gains.

Should the Fund incur or anticipate any unusual expense, loss or depreciation that would adversely affect the net asset value per share or net income per share of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Fund were reduced, or was anticipated to be reduced, below $1.00, the Board may suspend further dividend payments with respect to the Fund until the net asset value per share returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which he or she held shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price that he or she paid.

Dividends on the Fund's shares are normally payable on the date that a share purchase or exchange order is effective and not on the date that a redemption order is effective. The net income of the Fund for dividend purposes is determined as of 4:00 p.m. Eastern time on each "business day" of the Fund, as defined in the Prospectus and immediately prior to the determination of the Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of the Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.

TAX MATTERS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If the Fund has a net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years. Under Code Section 382, if a Fund has an "ownership change," its use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the highest adjusted long-term tax-exempt rate (which is published monthly by the IRS) in effect for any month in the 3-calendar-month period ending with the calendar month in which the ownership change occurs (the rate for July 2005 is 4.37%). The Fund will use its best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control of the Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If the Fund has or has had an ownership change, any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income from interests in qualified publicly traded partnerships (the "Income Requirement").

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to prior inclusions of ordinary income items from the conversion transaction. Under Treasury Regulations that may be issued in the future, the recharacterized gain may also be reduced for the capital interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income would not be passed through to the Fund's shareholders.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts and options on futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that previously was recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in the securities of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies) or the securities of one or more publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as "qualified dividend income" in the case of non-corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders or for treatment as qualified income in the case of non-corporate shareholders.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

SALE OR REDEMPTION OF SHARES

The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will be able to maintain such value. If the net asset value deviates from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to "interest-related dividends" and "short-term capital gain dividends," ordinary income dividends paid to the shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends, exempt-interest dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

U.S. withholding tax generally would not apply to amounts designated by a Fund as an "interest-related dividend" or a "short-term capital gain dividend" paid with respect to years of such Fund beginning in 2005, 2006 or 2007. The aggregate amount treated as an interest-related dividend for a year is limited to a Fund's qualified net interest income for the year, which is the excess sum of such Fund's qualified interest income (generally, its U.S. source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a "short-term capital gain dividend" is limited to the excess of a Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends (except for exempt-interest dividends) received in respect of, and any gains realized upon the sale of, shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at the applicable withholding rate on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

YIELD INFORMATION

The yield for the Fund can be obtained by calling optionsXpress, Inc. at (888) 280-8020 or brokersXpress, LLC toll free at (888) 280-7030. Quotations of yield on the Fund may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Fund will be computed by assuming that an account was established with a single share of such Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Fund may also furnish a quotation of effective yield for the Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices that include a commission paid by the issuer to the underwriter.

The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Fund by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The Fund is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on Money Market Obligations, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Fund's. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Funds will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund's purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Fund has obtained an order of exemption from the SEC that would permit the Fund to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board, including Disinterested Directors. Additionally, such purchases and sales will be subject to the following conditions: (1) the Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objective; (ii) consistent with the interests of shareholders of the Fund; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Fund and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in
Section 17(e)(2) of the 1940 Act.

THE FUND AND ITS SHARES

The shares of the Fund are divided into six classes:

Cortland General Money Market Fund Class

Short Term Fund General Class

Short Term Fund Premier Class

Advantage Primary Liquidity Fund Class

money market Xpress fund Class

Pilgrim General Money Market Fund Class

The Fund issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. Each share of the Fund bears equally the expenses of the Fund.

As used in the Prospectus, the term "majority of the outstanding shares" of the Company or of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company or the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or the Fund.

Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board. In such event, the remaining holders cannot elect any members of the Board.

The Board may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Each Fund share is entitled to participate pro rata in the dividends and distributions from that Fund. Additional information concerning the rights of share ownership is set forth in the Prospectus. As shown above, the Fund's shares are divided into six classes. The Fund shares described in this SAI are referred to as "Xpress Shares." The other share classes of the Fund, as listed above, are described in other SAI's; Pilgrim General Money Market Fund shares are not available to new investors. In addition to the Fund, the Company offers two other series, described in other
SAIs: the U.S. Government Fund (Cortland shares and Advantage Government Liquidity Reserve Fund shares) and the Municipal Money Market Fund (Cortland shares and Advantage Municipal Liquidity Fund shares).

The assets received by the Company for the issue or sale of shares of the Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Company are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all three Funds. Also, certain expenses may be allocated to a particular class of the Fund. See "Expenses".

The Articles of Incorporation provide that to the fullest extent that limitations on the liability of Directors and officers are permitted by the Maryland General Corporation Law, no Director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its current and former Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation protects any Director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in the Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of Directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the Directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of Directors.

Except as otherwise disclosed in the Prospectus and in this SAI, the Directors shall continue to hold office and may appoint their successors.

INVESTMENT RATINGS

The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service ("Moody's") and Fitch Investors Service, Inc. ("Fitch"):

COMMERCIAL PAPER AND SHORT-TERM RATINGS

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating F1 (highest credit quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (good credit quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

BOND AND LONG-TERM RATINGS

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Bonds Rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in interest rates. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                     PART C
                                OTHER INFORMATION

ITEM 23  EXHIBITS:

(a) Articles of Incorporation of Registrant filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.


(a.2) Form of Articles Supplementary filed herewith.


(b) By Laws of Registrant filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(c) In response to this item, Registrant incorporates by reference the following provisions of its Articles of Incorporation and By-Laws, incorporated by reference herein as Exhibits (a) and (b), respectively, defining the rights of Registrant's stockholders: Articles Sixth and Eighth of the Articles of Incorporation and Article I of the By-Laws.

(d) Management/Investment Advisory Agreements between the Registrant and Reich & Tang Asset Management L.P. filed as an Exhibit to Form N-SAR on May 30, 2001 (Accession No. 759699-01-500066) and is hereby incorporated by reference.

(e) Distribution Agreements between the Registrant and Reich & Tang Distributors, Inc. filed as an Exhibit to Post-Effective Amendment No. 33 on July 26, 2001 and is hereby incorporated by reference.

(f)  None.

(g) Custodian Agreement between Registrant and The Bank of New York filed herewith.

(h) Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between the Registrant and Reich & Tang Distributors, Inc. filed as an Exhibit to Post-Effective Amendment No. 39 on July 28, 2003 and is hereby incorporated by reference.


(h.1) Fund Accounting Agreement between the Registrant and the Bank of New York filed as an Exhibit to Post-Effective Amendment No. 43 on July 29, 2005 and is hereby incorporated by reference.

(h.2) Cash Management Agreement and Related Services Agreement between the
     Registrant and The Bank of New York filed as an Exhibit to Post-Effective Amendment No. 43 on July 29, 2005 and is hereby incorporated by reference.

(h.3) Sub-accounting and Administrative Agreement (Short Term Fund General and
     Premiere Shares) between the Registrant and Reich & Tang Distributors, Inc. filed herewith.

(i) Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP filed as an Exhibit to Post-Effective Amendment No. 43 on July 29, 2005 and is hereby incorporated by reference.


(i.1) Opinion of Counsel to the effect that shares of the U.S. Government Fund are permissible investments for federal credit unions filed as an Exhibit to Post-Effective Amendment No. 6 on August 22, 1988 and is hereby incorporated by reference.

(i.2) Opinion of Counsel to the effect that the Tax-Free Money Market Fund will be considered the owner of Municipal Securities subject to Stand-by Commitments for federal income tax purposes filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(i.3) Not applicable.

(j)  Consent of Independent Registered Public Accounting Firm filed herewith.


(k) Audited Financial Statements for the fiscal year ended March 31, 2006 filed with the Annual Report on Form N-CSR on June 2, 2006, and incorporated herein by reference.


(l) Letter agreement concerning initial subscription of $100,000 of shares filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(m) Form of Amended Plans of Distribution and Forms of Related Service Agreements filed as Exhibits to Registrant's Registration Statement on Form N-14 (File No. 33-314322) on June 21, 1991 and is hereby incorporated by reference.

(m.1) Plan of Distribution (Short Term Fund General and Premiere Shares) filed as an Exhibit to Post-Effective Amendment No. 37 on August 22, 2002 and is hereby incorporated by reference.

(m.2) Plan of Distribution (CIBC World Markets Primary, Government and Municipal
     Reserve Funds (currently "Advantage Shares")) filed as an Exhibit to Post-Effective Amendment No. 38 on September 24, 2002 and is hereby incorporated by reference.

(m.3) Form of Plan of Distribution (money market Xpress fund Shares ("Xpress
     Shares")) filed as an Exhibit to Post-Effective Amendment No. 41 on July 12, 2004 and is hereby incorporated by reference.

(m.4) Shareholder Service Plan (Advantage Shares) filed as an Exhibit to
     Post-Effective Amendment No. 38 on September 24, 2002 and is hereby incorporated by reference.

(m.5) Form of Shareholder Service Plan (Xpress Shares) filed as an Exhibit to
     Post-Effective Amendment No. 41 on July 12, 2004 and is hereby incorporated by reference.

(m.6) Shareholder Servicing Agreement (Advantage Shares) filed as an Exhibit to
     Post-Effective Amendment No. 38 on September 24, 2002 and is hereby incorporated by reference.

(m.7) Form of Shareholder Servicing Agreement (Xpress Shares) filed as an
     Exhibit to Post-Effective Amendment No. 41 on July 12, 2004 and is hereby incorporated by reference.

(m.8) Form of Proprietary Class Sub-Distribution and Service Agreement filed as an Exhibit to Post-Effective Amendment No. 41 on July 12, 2004 and is hereby incorporated by reference.

(n) Rule 18f-3 Multi-Class Plan filed as an Exhibit to Post-Effective Amendment No. 41 on July 12, 2004 and is hereby incorporated by reference.

(p)  Not applicable.

(q) An executed copy of the powers of attorney filed as an Exhibit to Post-Effective Amendment No. 39 on July 28, 2003 and is hereby incorporated by reference.

(q.1) An executed copy of the power of attorney for William Lerner filed as an Exhibit to Post-Effective Amendment No. 39 on July 28, 2003 and is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following open-end management investment companies may be considered to be under common control with the Registrant: California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pax World Money Market Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

ITEM 25. INDEMNIFICATION

     Registrant incorporates herein by reference the response to Item 25 in Post Effective Amendment No. 32 to the Registration Statement filed with the Commission on July 28, 2000.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The description of Reich & Tang Asset Management, LLC ("RTAMLLC") under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement are incorporated herein by reference.


     RTAMLLC is a limited liability company that is a wholly-owned subsidiary of IXIS Asset Management US GROUP, L.P. ("IXIS-AMUSGROUP"). IXIS-AMUSGROUP is the managing member and direct owner of RTAMLLC.


     Michael D. Appleton is Vice President, Chief Compliance Officer and Secretary of RTAMLLC. Mr. Appleton has been associated with RTAMLLC and its predecessors since April 2000. Mr. Appleton is also Vice President, Chief Compliance Officer and Secretary of Reich & Tang Distributors, Inc. and Vice President, Compliance Officer and Secretary of Reich & Tang Services, Inc.


     Beverly M. Bearden is a Manager of RTAMLLC since May 2002. She is also Executive Vice President, Human Resources, of IXIS-AMUSGROUP. She is also Executive Vice President, Human Resources of IXIS AMUSGROUP. Ms. Bearden was Second Vice President of The New England (NE Mutual Insurance Company) from March 1983 to September 1993, Human Resource Assistant at Citicorp from February 1982 to March 1983, Human Resource Assistant at Hannaford Brothers from September 1979 to November 1981 and Auditor at Casco Bank & Trust from July 1977 to September 1979. Ms. Bearden is also a Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


     J. Dennis Delafield is a Managing Director of the Capital Management division of RTAMLLC. Mr. Delafield has been associated with RTAMLLC and its predecessors since December 1991 and is also Chairman, CEO and Director of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.


     Richard DeSanctis is Executive Vice President and Chief Financial Officer of RTAMLLC. Mr. DeSanctis has been associated with RTAMLLC and its predecessors since December 1990. Mr. DeSanctis is also Vice President of eleven funds in the Reich and Tang Complex, Vice President and Assistant Secretary of Cortland Trust, Inc. Mr. De Sanctis is also Executive Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

     Steven W. Duff is a Manager and President of RTAMLLC and is President and Chief Executive Officer of the Mutual Funds division. Mr. Duff has been associated with RTAMLLC and its predecessors since August 1994. Mr. Duff is also President and a Director/Trustee of nine funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., Principal Executive Officer of Delafield Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Duff also serves as a Director of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

     Molly Flewharty is a Senior Vice President of the Mutual Funds division of RTAMLLC. Ms. Flewharty has been associated with RTAMLLC and its predecessors since December 1977 and is also Vice President of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Ms. Flewharty also serves as Senior Vice President of Reich & Tang Distributors, Inc.

     Barbara Francis is a Vice President of RTAMLLC. Ms. Francis has been associated with RTAMLLC and its predecessors since January 1997. Ms. Francis is also a Vice President of Reich & Tang Services, Inc.


     Christopher Gill is a Senior Vice President of RTAMLLC. Mr. Gill has been associated with RTAMLLC and its predecessors since February 1994. Mr. Gill is also a Vice President of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


     Thomas Hernly is a Vice President of RTAMLLC. Mr. Hernly has been associated with RTAMLLC and its predecessors since March 1996. Mr. Hernly is also a Vice President of Reich & Tang Services, Inc.

     Rosanne Holtzer is Senior Vice President, Compliance Officer and Assistant Secretary of the Mutual Funds division of RTAMLLC. Ms. Holtzer has been associated with RTAMLLC and its predecessors since June 1986. Ms. Holtzer is also Chief Compliance Officer, Secretary and Assistant Treasurer of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Ms. Holtzer also serves as Senior Vice President, Assistant Secretary and Compliance Officer of Reich & Tang Distributors, Inc. and Senior Vice President, Assistant Secretary and Chief Compliance Officer of Reich & Tang Services, Inc.


     Joseph Jerkovich is a Senior Vice President and Controller of RTAMLLC. Mr. Jerkovich has been associated with RTAMLLC since September 2004. Mr. Jerkovich is also Vice President and Controller of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


     Cleo Kotis is a Vice President of the Capital Management division of RTAMLLC. Ms. Kotis has been associated with RTAMLLC and its predecessors since December 1993 and is also Chief Operations Officer and Vice President of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.

     Michael Lydon is Executive Vice President and Chief Operations Officer of RTAMLLC. Mr. Lydon has been associated with RTAMLLC since January 2005. Mr. Lydon was Vice President at Automated Data Processing from July 2000 to December 2004. Prior to July 2000, Mr. Lydon was Executive Vice President and Chief Information Officer of RTAMLLC. Mr. Lydon is also Vice President of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Lydon is also Executive Vice President and Chief Operations Officer for Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

     Christine Manna is a Vice President of RTAMLLC. Ms. Manna has been associated with RTAMLLC and its predecessors since June 1995. Ms. Manna is also a Vice President of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

     Dana E. Messina is an Executive Vice President of the Mutual Funds division of RTAMLLC. Ms. Messina has been associated with RTAMLLC and its predecessors since December 1980 and is also Vice President of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Ms. Messina also serves as Executive Vice President of Reich & Tang Distributors, Inc.

     Andrew Mintz is a Senior Vice President of RTAMLLC. Mr. Mintz has been associated with RTAMLLC and its predecessors since March 1991. Mr. Mintz is also a Senior Vice President of Reich & Tang Services, Inc.

     Marty O'Connor is a Vice President of RTAMLLC. Mr. O'Connor has been associated with RTAMLLC and its predecessors since March 1992. Mr. O'Connor is also a Vice President of Reich & Tang Services, Inc.

     Anthony Pace is a Vice President of the Mutual Funds Division of RTAMLLC. Mr. Pace has been associated with RTAMLLC and its predecessors since September 2004. Mr. Pace was a Director of a Client Service Group at GlobeOp Financial Services, Inc. from May 2002 to August 2004 and Controller/Director of Mutual Fund Administration for Smith Barney Funds Management, LLC and Salomon Brothers Asset Management Inc. from 1998 to May 2002, Mr. Pace is also Treasurer and Assistant Secretary of twelve funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020.


     Jeffrey D. Plunkett is a Manager of RTAMLLC. He is also Executive Vice President and Group General Counsel of IXIS-AMUSGROUP since 2001 and served as Senior Vice President and Associate General Counsel of IXIS-AMUSGROUP from 1996 to 2000. Mr. Plunkett is also Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


     Richard Preuss is a Vice President of RTAMLLC. Mr. Preuss has been associated with RTAMLLC and its predecessors since July 1986. Mr. Preuss is also a Vice President of Reich & Tang Services, Inc.


     G. Neal Ryland is a Manager of RTAMLLC. Mr. Ryland was a Director of Reich & Tang Asset Management, Inc. from July 1994 until March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of RTAMLLC). He is also Executive Vice President, Risk Management of IXIS-AMUSGROUP and Chief Financial Officer of IXIS-AMUSGROUP and IXIS Asset Management US Corporation, the majority interest holder in IXIS-AMUSGROUP . Mr. Ryland was Executive Vice President and Chief Financial Officer of Nvest Corporation and its general partner, Nvest, L.P. companies from December 1996 to October 2000. Mr. Ryland is a Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

     Vincent Sellecchia is a Chief Information Officer and Managing Director of RTAMLLC. Mr. Sellecchia has been associated with RTAMLLC and its predecessors since December 1991 and is also President of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.


     Richard E. Smith, III is a Manager of RTAMLLC and is President and Chief Operating Officer of the Capital Management division. Mr. Smith has been associated with RTAMLLC and its predecessors since July 1994. Mr. Smith is also President and Director of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

     Irene Ward is a Senior Vice President of the Mutual Funds division of RTAMLLC. Ms. Ward has been associated with RTAMLLC and its predecessors since March 1986 and is also Vice President of Tax Exempt Proceeds Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020. Ms. Ward is also Senior Vice President of Reich & Tang Services, Inc.


     Naomi Friedland-Wechler is a Executive Vice President and General Counsel of RTAMLLC. Ms. Friedland-Wechsler has been associated with RTAMLLC since April 2006.


     Richard I. Weiner is a Vice President of RTAMLLC. Mr. Weiner has been associated with RTAMLLC and its predecessors since August 1970. Mr. Weiner is also a Vice President of Reich & Tang Distributors, Inc.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Reich & Tang Distributors, Inc., the Registrant's Distributor, is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pax World Money Fund, Inc., Short Term Income Fund, Inc., and Tax Exempt Proceeds Fund, Inc.


     (b) The following are the directors and officers of Reich & Tang Distributors, Inc. The principal business address of Ms. Bearden and Messrs. Plunkett and Ryland is 399 Boylston Street, Boston, MA 02116. For all other persons the principal address is 600 Fifth Avenue, New York, NY 10020.

NAME                       POSITIONS AND OFFICES WITH THE DISTRIBUTOR                   POSITIONS AND OFFICES WITH THE
                                                                                        REGISTRANT

Michael Appleton           Vice President, Chief Compliance Officer and Secretary       None

Beverly M. Bearden         Director                                                     None

Richard De Sanctis         Executive Vice President and Chief Financial Officer         Vice President and Assistant Secretary
Steven W. Duff             Director                                                     President and Director
Molly Flewharty            Senior Vice President                                        Vice President
Christopher Gill           Senior Vice President                                                 None
Rosanne Holtzer            Senior Vice President, Compliance Officer and Assistant      Chief Compliance Officer,
                           Secretary                                                    Secretary and Assistant Treasurer
Joseph Jerkovich           Senior Vice President and Controller                                  None
Michael Lydon              Executive Vice President and Chief Operations Officer        Vice President
Christine Manna            Vice President                                               None
Dana Messina               Executive Vice President                                     Vice President
Jeffrey D. Plunkett        Director                                                     None
G. Neal Ryland             Director                                                     None
Richard E. Smith III       President and Director                                       None
Richard Weiner             Vice President                                               None

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management LLC, 600 Fifth Avenue, New York, New York 10020, the Registrant's manager, at The Bank of New York, 2 Hanson Place - 7th Floor, Brooklyn, NY 11217, the Registrant's custodian, and at Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, the Registrant's transfer agent and dividend disbursing agent.


ITEM 29. MANAGEMENT SERVICES

                  None.

ITEM 30. UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of July, 2006.


                                      CORTLAND TRUST, INC.
                                  By: /s/ Steven W. Duff
                                  -----------------------
                                          Steven W. Duff
                                          President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on July 28, 2006.


         SIGNATURE                                       TITLE

(1)      Principal Executive Officer
         and Director

     /s/ Steven W. Duff
         Steven W. Duff                                  President & Director

(2)      Principal Financial and
         Accounting Officer:

     /s/ Anthony Pace
         Anthony Pace                                    Treasurer

(3) Other Directors:
*        Albert R. Dowden           (Director)

     /s/ Carl Frischling
         Carl Frischling            (Director)
*        James L. Schultz           (Director)
**       William Lerner             (Director)

         By: /s/ Jules Buchwald
         -----------------------
                 Jules Buchwald
                 Attorney-in-fact (*) (**)

* An executed copy of the power of attorney was filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

** An executed copy of the power of attorney filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

                                  EXHIBIT INDEX

(g)      Custodian Agreement between Registrant and The Bank of New York.


(a.2)    Form of Articles Supplementary filed herewith.


(j)      Consent of Independent Registered Public Accounting Firm.


(h.3) Sub-accounting and Administrative Agreement (Short Term Fund General and Premiere Shares) between the Registrant and Reich & Tang Distributors, Inc.